UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 99.12%

STOCK FUNDS - 12.69%
           5,000  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $        102,050
          27,673  ING INTERNATIONAL VALUE FUND                                                                          498,117
          22,058  JOHN HANCOCK CLASSIC VALUE FUND                                                                       530,726
          32,516  MFS STRATEGIC VALUE FUND                                                                              527,731
          15,030  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                327,798
          33,534  T ROWE PRICE BLUE CHIP GROWTH FUND                                                                  1,047,272

                                                                                                                      3,033,694
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 13.64%
          55,939  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                            530,861
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        1,061,825
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                  460,311
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                  523,907
          27,385  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                           340,666
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   340,959

                                                                                                                      3,258,529
                                                                                                               ----------------

BOND FUNDS - 9.70%
         295,676  MFS HIGH INCOME FUND                                                                                1,159,050
         195,785  OPPENHEIMER INTERNATIONAL BOND FUND                                                                 1,159,045

                                                                                                                      2,318,095
                                                                                                               ----------------

AFFILIATED BOND FUNDS - 63.09%
         320,674  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                           3,492,143
         697,146  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                           6,964,489
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   4,621,065

                                                                                                                     15,077,697
                                                                                                               ----------------

TOTAL INVESTMENT COMPANIES (COST $23,420,546)                                                                        23,688,015
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,420,546)*                                       99.12%                                               $     23,688,015

OTHER ASSETS AND LIABILITIES, NET                          0.88                                                         210,833
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     23,898,848
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
INVESTMENT COMPANIES - 99.40%

STOCK FUNDS - 46.69%
        5,000     FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $        102,050
      690,466     ING INTERNATIONAL VALUE FUND                                                                       12,428,392
      389,254     JOHN HANCOCK CLASSIC VALUE FUND                                                                     9,365,448
      573,526     MFS STRATEGIC VALUE FUND                                                                            9,308,322
      404,338     OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              8,818,620
      593,168     T ROWE PRICE BLUE CHIP GROWTH FUND                                                                 18,524,636

                                                                                                                     58,547,468
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 52.71%
      984,917     WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          9,346,863
          N/A     WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       18,689,849
          N/A     WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               12,416,765
          N/A     WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                9,254,434
      657,503     WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         8,179,341
          N/A     WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 8,196,483

                                                                                                                     66,083,735
                                                                                                               ----------------

TOTAL INVESTMENT COMPANIES (COST $114,060,030)                                                                      124,631,203
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $114,060,030)*                                      99.40%                                               $    124,631,203

OTHER ASSETS AND LIABILITIES, NET                          0.60                                                         754,804
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    125,386,007
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 96.35%

STOCK FUNDS - 43.91%
          12,000  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $        244,924
         106,994  ING INTERNATIONAL VALUE FUND                                                                        1,925,897
          78,100  JOHN HANCOCK CLASSIC VALUE FUND                                                                     1,879,080
         117,794  MFS STRATEGIC VALUE FUND                                                                            1,911,798
          58,828  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              1,283,031
         122,150  T ROWE PRICE BLUE CHIP GROWTH FUND                                                                  3,814,741

                                                                                                                     11,059,471
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 47.64%
         200,334  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          1,901,167
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        3,780,616
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                1,859,534
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                1,883,414
         103,578  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         1,288,508
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 1,288,039

                                                                                                                     12,001,278
                                                                                                               ----------------

AFFILIATED BOND FUNDS - 4.80%
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   1,208,373
                                                                                                               ----------------

TOTAL INVESTMENT COMPANIES (COST $23,285,235)                                                                        24,269,122
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,285,235)*                                       96.35%                                               $     24,269,122

OTHER ASSETS AND LIABILITIES, NET                          3.65                                                         920,225
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     25,189,347
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 98.68%
                                                                                                               ----------------
STOCK FUNDS - 30.53%
           1,000  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $         20,410
       1,444,434  ING INTERNATIONAL VALUE FUND                                                                       25,999,817
         765,654  JOHN HANCOCK CLASSIC VALUE FUND                                                                    18,421,646
       1,201,734  MFS STRATEGIC VALUE FUND                                                                           19,504,150
         693,532  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                             15,125,939
       1,166,847  T ROWE PRICE BLUE CHIP GROWTH FUND                                                                 36,440,619

                                                                                                                    115,512,581
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 33.73%
       1,789,937  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                         16,986,504
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       37,042,073
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               22,629,055
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               16,646,098
       1,388,855  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                        17,277,356
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                17,006,701

                                                                                                                    127,587,787
                                                                                                               ----------------

BOND FUNDS - 9.81%
       4,736,492  MFS HIGH INCOME FUND                                                                               18,567,050
       3,130,679  OPPENHEIMER INTERNATIONAL BOND FUND                                                                18,533,618

                                                                                                                     37,100,668
                                                                                                               ----------------

AFFILIATED BOND FUNDS - 24.61%
       4,443,991  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                          48,395,065
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  44,715,830

                                                                                                                     93,110,895

TOTAL INVESTMENT COMPANIES (COST $352,177,523)                                                                      373,311,931
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 0.94%

US TREASURY BILLS - 0.94%
       2,880,000  US TREASURY BILL^#                                                 3.07%        11/10/2005          2,861,326
          35,000  US TREASURY BILL^#                                                 3.12         11/10/2005             34,773
         665,000  US TREASURY BILL^#                                                 3.66         02/09/2006            654,455

                                                                                                                      3,550,554
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,551,699)                                                                        3,550,554
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $355,729,222)*                                      99.62%                                               $    376,862,485

OTHER ASSETS AND LIABILITIES, NET                          0.38                                                       1,439,007
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    378,301,492
                                                         ------                                                ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

*     COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
      FINANCIAL

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 98.02%

STOCK FUNDS - 24.04%
           8,000  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $        163,280
          69,554  ING INTERNATIONAL VALUE FUND                                                                        1,251,974
          55,352  JOHN HANCOCK CLASSIC VALUE FUND                                                                     1,331,758
          81,837  MFS STRATEGIC VALUE FUND                                                                            1,328,212
          39,264  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                856,343
          86,016  T ROWE PRICE BLUE CHIP GROWTH FUND                                                                  2,686,281

                                                                                                                      7,617,848
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 25.90%
         140,631  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          1,334,589
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        2,657,235
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                1,225,167
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                1,312,519
          67,489  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                           839,562
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                   840,985

                                                                                                                      8,210,057
                                                                                                               ----------------

BOND FUNDS - 9.64%
         389,094  MFS HIGH INCOME FUND                                                                                1,525,247
         258,472  OPPENHEIMER INTERNATIONAL BOND FUND                                                                 1,530,154

                                                                                                                      3,055,401
                                                                                                               ----------------

AFFILIATED BOND FUNDS - 38.44%
         140,723  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                           1,532,476
         611,442  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                           6,108,308
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   4,542,525

                                                                                                                     12,183,309
                                                                                                               ----------------

TOTAL INVESTMENT COMPANIES (COST $30,380,656)                                                                        31,066,615
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,380,656)*                                       98.02%                                               $     31,066,615

OTHER ASSETS AND LIABILITIES, NET                          1.98                                                         627,761
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     31,694,376
                                                        -------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS       AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 99.32%

STOCK FUNDS - 45.84%
          12,000  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                              $        244,920
       2,566,566  ING INTERNATIONAL VALUE FUND                                                                       46,198,187
         844,094  JOHN HANCOCK CLASSIC VALUE FUND                                                                    20,308,903
         459,100  MFS STRATEGIC VALUE FUND                                                                            7,451,196
         142,163  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              3,100,584
         265,356  T ROWE PRICE BLUE CHIP GROWTH FUND                                                                  8,287,058

                                                                                                                     85,590,848
                                                                                                               ----------------

AFFILIATED STOCK FUNDS - 53.48%
         438,944  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          4,165,577
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       38,944,697
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               46,388,747
             N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                4,129,090
         250,439  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         3,115,459
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 3,119,875

                                                                                                                     99,863,445
                                                                                                               ----------------

TOTAL INVESTMENT COMPANIES (COST $173,092,911)                                                                      185,454,293
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $173,092,911)*                                      99.32%                                               $    185,454,293

OTHER ASSETS AND LIABILITIES, NET                          0.68                                                       1,265,752
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    186,720,045
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
             N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            7,025,492
             N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               84,360,599
             N/A  WELLS FARGO ADVANTAGE TACTICAL MATURITY BOND PORTFOLIO                                             21,063,977
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  14,051,833

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $121,698,151)                                               126,501,901
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $121,698,151)*                                     100.05%                                               $    126,501,901

OTHER ASSETS AND LIABILITIES, NET                         (0.05)                                                        (60,445)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    126,441,456
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 84.79%

AGRICULTURAL SERVICES - 0.30%
$        725,000  HINES NURSERIES INCORPORATED<<                                      10.25%      10/01/2011   $        744,938
                                                                                                               ----------------

AMUSEMENT & RECREATION SERVICES - 3.11%
       3,100,000  DIRECTV HOLDINGS FINANCE SERIES++                                    6.38       06/15/2015          3,092,250
         250,000  GOLFSMITH INTERNATIONAL INCORPORATED                                 8.38       10/15/2009            212,500
         775,000  MOHEGAN TRIBAL GAMING AUTHORITY                                      6.13       02/15/2013            784,688
       1,170,000  PARK PLACE ENTERTAINMENT CORPORATION                                 7.88       03/15/2010          1,282,612
          75,000  PARK PLACE ENTERTAINMENT CORPORATION                                 7.00       04/15/2013             83,833
         880,000  PENN NATIONAL GAMING INCORPORATED                                    6.88       12/01/2011            888,800
         100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                   9.75       11/01/2011            109,750
         500,000  SPEEDWAY MOTORSPORTS INCORPORATED                                    6.75       06/01/2013            517,500
         800,000  TOWN SPORTS INTERNATIONAL INCORPORATED                               9.63       04/15/2011            848,000

                                                                                                                      7,819,933
                                                                                                               ----------------

APPAREL & ACCESSORY STORES - 0.87%
       1,000,000  GAP INCORPORATED                                                    10.05       12/15/2008          1,145,060
       1,000,000  PAYLESS SHOESOURCE INCORPORATED<<                                    8.25       08/01/2013          1,050,000

                                                                                                                      2,195,060
                                                                                                               ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.56%
       1,100,000  LEVI STRAUSS & COMPANY<<                                            12.25       12/15/2012          1,236,125
         175,000  PHILLIPS VAN-HEUSEN                                                  7.25       02/15/2011            182,875

                                                                                                                      1,419,000
                                                                                                               ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.92%
         700,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                 9.00       06/15/2012            728,875
         465,000  GROUP 1 AUTOMOTIVE INCORPORATED                                      8.25       08/15/2013            478,950
       1,075,000  SONIC AUTOMOTIVE INCORPORATED SERIES B<<                             8.63       08/15/2013          1,107,250

                                                                                                                      2,315,075
                                                                                                               ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
          85,000  FEDERAL-MOGUL CORPORATION^^                                          7.88       07/01/2010             24,013
         230,000  MERITOR AUTOMOTIVE INCORPORATED                                      6.80       02/15/2009            226,550

                                                                                                                        250,563
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.64%
         725,000  BEAZER HOMES USA INCORPORATED                                        8.38       04/15/2012            772,125
         320,000  STANLEY-MARTIN COMMUNICATIONS++                                      9.75       08/15/2015            323,200
         240,000  TEXAS INDUSTRIES INCORPORATED++                                      7.25       07/15/2013            250,200
         245,000  WCI COMMUNITIES INCORPORATED                                         9.13       05/01/2012            257,250

                                                                                                                      1,602,775
                                                                                                               ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.38%
         743,000  SUBURBAN PROPANE PARTNERS++                                          6.88       12/15/2013            720,710
         250,000  SUBURBAN PROPANE PARTNERS<<                                          6.88       12/15/2013            242,500

                                                                                                                        963,210
                                                                                                               ----------------

BUSINESS SERVICES - 6.18%
         100,000  ADVANSTAR COMMUNICATIONS SERIES B                                   12.00       02/15/2011            107,625
         650,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012            674,375
         845,000  CARDTRONICS INCORPORATED++                                           9.25       08/15/2013            859,788

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
BUSINESS SERVICES (continued)
$        250,000  CCM MERGER INCORPORATED++                                            8.00%      08/01/2013   $        255,000
         300,000  COUCHE-TARD US FINANCE                                               7.50       12/15/2013            314,250
       1,421,000  H&E EQUIPMENT FINANCE                                               12.50       06/15/2013          1,552,442
         300,000  LAMAR MEDIA CORPORATION++                                            6.63       08/15/2015            306,000
         650,000  MAC-GRAY CORPORATION++                                               7.63       08/15/2015            671,125
         650,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010            711,750
       1,250,000  NATIONSRENT INCORPORATED                                             9.50       05/01/2015          1,300,000
       1,000,000  OAKHILL SECURITY FUND II SERIES B1-A++                               8.57       10/15/2006          1,010,500
       3,078,000  SITEL CORPORATION                                                    9.25       03/15/2006          3,070,305
         700,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013            735,000
         500,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015            522,500
         450,000  SUNSTATE EQUIPMENT COMPANY LLC++                                    10.50       04/01/2013            463,500
         750,000  TERPHANE HOLDING CORPORATION++                                      12.50       06/15/2009            776,250
         850,000  VERTIS INCORPORATED                                                  9.75       04/01/2009            892,500
       1,000,000  VIRGIN RIVER CASINO CORPORATION++                                    9.00       01/15/2012          1,055,000
         250,000  WILLIAMS SCOTSMAN INCORPORATED                                      10.00       08/15/2008            273,805

                                                                                                                     15,551,715
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 0.35%
         500,000  MILLENNIUM AMERICA INCORPORATED                                      7.00       11/15/2006            511,875
         350,000  NALCO COMPANY                                                        8.88       11/15/2013            376,688

                                                                                                                        888,563
                                                                                                               ----------------

COAL MINING - 0.23%
         555,000  JAMES RIVER COAL COMPANY                                             9.38       06/01/2012            586,913
                                                                                                               ----------------

COMMUNICATIONS - 11.93%
       1,000,000  CCO HOLDINGS LLC CAPITAL CORPORATION++                               8.75       11/15/2013            992,500
         880,000  CCO HOLDINGS LLC CAPITAL CORPORATION+/-<<                            7.54       12/15/2010            871,200
       2,555,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                              8.00       04/30/2012          2,586,937
       1,270,000  CHARTER COMMUNICATION OPTIONAL LLC CAPITAL SERIES++                  8.38       04/30/2014          1,279,525
         625,000  CINCINNATI BELL INCORPORATED++                                       7.00       02/15/2015            615,625
         900,000  CITIZENS COMMUNICATIONS COMPANY                                      9.25       05/15/2011            996,750
         550,000  CSC HOLDINGS INCORPORATED                                            7.88       12/15/2007            566,500
         125,000  CSC HOLDINGS INCORPORATED++                                          6.75       04/15/2012            119,688
         800,000  DOBSON CELLULAR SYSTEMS+/-                                           7.96       11/01/2011            832,000
         775,000  DOBSON CELLULAR SYSTEMS                                              8.38       11/01/2011            821,500
       2,500,000  DOBSON CELLULAR SYSTEMS                                              9.88       11/01/2012          2,750,000
         500,000  FISHER COMMUNICATIONS INCORPORATED                                   8.63       09/15/2014            540,000
       2,600,000  HAWAIIAN TELCOM COMMUNICATIONS INCORPORATED+++/-                     8.71       05/01/2013          2,665,000
       1,150,000  HAWAIIAN TELCOM COMMUNICATIONS INCORPORATED++                       12.50       05/01/2015          1,213,250
         160,000  INTELSAT BERMUDA LIMITED+++/-                                        7.81       01/15/2012            162,800
         700,000  LODGENET ENTERTAINMENT CORPORATION                                   9.50       06/15/2013            768,250
         500,000  MCI INCORPORATED                                                     6.91       05/01/2007            505,000
         275,000  NEXSTAR FINANCE INCORPORATED                                         7.00       01/15/2014            253,000
         250,000  NEXTEL COMMUNICATIONS INCORPORATED                                   6.88       10/31/2013            267,768
         868,000  PANAMSAT CORPORATION                                                 9.00       08/15/2014            913,570
         100,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                      7.25       02/15/2011             97,500
       1,800,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                      7.50       02/15/2014          1,728,000
         250,000  QWEST CORPORATION                                                    9.13       03/15/2012            273,125
         400,000  QWEST CORPORATION+++/-                                               6.64       06/15/2013            419,000
       1,000,000  QWEST CORPORATION++                                                  7.63       06/15/2015          1,025,000
       1,980,000  RURAL CELLULAR CORPORATION<<                                         9.88       02/01/2010          2,098,800
         400,000  RURAL CELLULAR CORPORATION                                           8.25       03/15/2012            420,000
         105,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.75       12/15/2011            110,906
         870,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.00       03/15/2012            897,188
         235,000  UBIQUITEL OPERATING COMPANY                                          9.88       03/01/2011            262,025
       2,800,000  VALOR TELECOM ENTERPRISE++                                           7.75       02/15/2015          2,751,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$        200,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                 7.75%      02/15/2015   $        196,500

                                                                                                                     29,999,907
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 0.68%
       1,650,000  CHEVY CHASE BANK FSB                                                 6.88       12/01/2013          1,716,000
                                                                                                               ----------------

EATING & DRINKING PLACES - 5.48%
       3,500,000  BUFFETS INCORPORATED<<                                              11.25       07/15/2010          3,552,500
         620,000  CARROLS CORPORATION++                                                9.00       01/15/2013            647,900
       2,495,000  EL POLLO LOCO INCORPORATED                                           9.25       12/15/2009          2,657,175
       1,280,000  FRIENDLY ICE CREAM CORPORATION<<                                     8.38       06/15/2012          1,280,000
       2,500,000  O'CHARLEYS INCORPORATED                                              9.00       11/01/2013          2,700,000
         925,000  PIERRE FOODS INCORPORATED                                            9.88       07/15/2012            966,625
       1,850,000  REAL MEX RESTAURANTS INCORPORATED<<                                 10.50       04/01/2010          1,988,750

                                                                                                                     13,792,950
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.70%
         500,000  ALLIED WASTE NORTH AMERICA<<                                         6.50       11/15/2010            491,250
         550,000  ALLIED WASTE NORTH AMERICA                                           6.38       04/15/2011            530,062
         300,000  ALLIED WASTE NORTH AMERICA<<                                         7.88       04/15/2013            309,000
       2,809,999  ALLIED WASTE NORTH AMERICA++                                         7.25       03/15/2015          2,788,925
         150,000  FERRELLGAS PARTNERS LIMITED PARTNERSHIP<<                            6.75       05/01/2014            148,875

                                                                                                                      4,268,112
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.42%
       1,470,000  COMMUNICATIONS AND POWER INDUSTRIAL                                  8.00       02/01/2012          1,517,775
       1,160,000  L-3 COMMUNICATIONS CORPORATION++                                     6.38       10/15/2015          1,177,400
         830,000  TENASKA ALABAMA II PART SERIES144A ELECTRIC - GENERATION++           7.00       06/30/2021            865,848

                                                                                                                      3,561,023
                                                                                                               ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.41%
         800,000  CORNELL COMPANIES INCORPORATED                                      10.75       07/01/2012            828,000
       2,481,000  FOSTER WHEELER LLC SERIES A                                         10.36       09/15/2011          2,729,100

                                                                                                                      3,557,100
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.24%
         180,000  MUELLER GROUP INCORPORATED+/-                                        8.44       11/01/2011            185,175
         400,000  VALMONT INDUSTRIES INCORPORATED<<                                    6.88       05/01/2014            408,500

                                                                                                                        593,675
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 1.34%
         440,000  B&G FOODS HOLDING CORPORATION                                        8.00       10/01/2011            447,150
       1,090,000  DOANE PET CARE COMPANY<<                                             9.75       05/15/2007          1,084,550
          76,000  DOLE FOODS COMPANY INCORPORATED                                      8.63       05/01/2009             80,750
         500,000  DOLE FOODS COMPANY INCORPORATED                                      7.25       06/15/2010            506,250
         965,000  MRS. FIELDS FAMOUS BRANDS LLC                                       11.50       03/15/2011            916,750
         440,000  WINN-DIXIE++                                                         8.18       09/01/2024            347,600

                                                                                                                      3,383,050
                                                                                                               ----------------

FOOD STORES - 0.53%
         250,000  DOANE PET CARE COMPANY                                              10.75       03/01/2010            273,125
         221,000  DOMINO'S INCORPORATED                                                8.25       07/01/2011            236,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOOD STORES (continued)
$        800,000  STATER BROTHERS HOLDINGS<<                                           8.13%      06/15/2012   $        812,000

                                                                                                                      1,321,595
                                                                                                               ----------------

GENERAL MERCHANDISE STORES - 0.81%
       1,460,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                            8.50       01/15/2013          1,412,550
         600,000  JEAN COUTU GROUP INCORPORATED<<                                      7.63       08/01/2012            625,500

                                                                                                                      2,038,050
                                                                                                               ----------------

HEALTH SERVICES - 2.66%
       2,000,000  HCA INCORPORATED                                                     6.38       01/15/2015          2,053,356
         649,000  KINETIC CONCEPTS INCORPORATED                                        7.38       05/15/2013            674,960
       1,050,000  MAGELLAN HEALTH SERVICES INCORPORATED SERIES A                       9.38       11/15/2008          1,107,750
         450,000  MYLAN LABORATORIES INCORPORATED++                                    5.75       08/15/2010            447,750
         450,000  MYLAN LABORATORIES INCORPORATED++                                    6.38       08/15/2015            450,562
       1,600,000  TEAM HEALTH INCORPORATED<<                                           9.00       04/01/2012          1,736,000
         225,000  UNIVERSAL HOSPITAL SERVICES INCORPORATED                            10.13       11/01/2011            227,250

                                                                                                                      6,697,628
                                                                                                               ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.24%
         585,000  AHERN RENTALS INCORPORATED++                                         9.25       08/15/2013            598,163
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 4.58%
         810,000  ALAMOSA DELAWARE INCORPORATED                                        8.50       01/31/2012            878,850
       3,250,000  BF SAUL REIT                                                         7.50       03/01/2014          3,351,562
       2,000,000  FELCOR LODGING LIMITED PARTNERSHIP+/-                                6.87       06/01/2011          2,085,000
       1,735,000  PCA FINANCE CORPORATION                                             11.88       08/01/2009          1,041,000
       1,155,000  PENHALL INTERNATIONAL CORPORATION                                   12.00       08/01/2006          1,149,225
       2,875,000  SHERIDAN ACQUISITION CORPORATION                                    10.25       08/15/2011          3,004,375

                                                                                                                     11,510,012
                                                                                                               ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.26%
         935,000  LEVITZ HOME FURNISHINGS++                                           12.50       11/01/2011            549,313
         100,000  NORCRAFT FINANCE CORPORATION                                         9.00       11/01/2011            105,000

                                                                                                                        654,313
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.37%
       1,350,000  AZTAR CORPORATION                                                    9.00       08/15/2011          1,449,562
         676,000  HMH PROPERTIES INCORPORATED SERIES B<<                               7.88       08/01/2008            685,295
         400,000  LA QUINTA PROPERTIES                                                 7.00       08/15/2007            408,500
         500,000  LA QUINTA PROPERTIES                                                 7.27       02/26/2007            516,250
         300,000  MANDALAY RESORT GROUP                                                6.50       07/31/2009            304,500
         700,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009            697,375
          25,000  MGM MIRAGE INCORPORATED                                              6.75       09/01/2012             25,625
       1,500,000  MGM MIRAGE INCORPORATED++                                            6.63       07/15/2015          1,515,000
       1,400,000  STATION CASINOS INCORPORATED                                         6.00       04/01/2012          1,410,500
         989,910  TRUMP ENTERTAINMENT RESORTS HOLDINGS                                 8.50       06/01/2015            989,910
         500,000  WYNN LAS VEGAS LIMITED LIABILITY CORPORATION                         6.63       12/01/2014            486,250

                                                                                                                      8,488,767
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.18%
         400,000  COLUMBUS MCKINNON CORPORATION++                                      8.88       11/01/2013            405,000
       1,200,000  COLUMBUS MCKINNON CORPORATION NY                                    10.00       08/01/2010          1,314,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$      1,725,000  FEDDERS NORTH AMERICA INCORPORATED                                   9.88%      03/01/2014   $      1,250,625

                                                                                                                      2,969,625
                                                                                                               ----------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.17%
         430,000  CORRECTIONS CORPORATION OF AMERICA                                   6.25       03/15/2013            422,475
                                                                                                               ----------------

MACHINERY - 0.84%
         400,000  JLG INDUSTRIES INCORPORATED                                          8.25       05/01/2008            425,000
       1,605,000  JLG INDUSTRIES INCORPORATED<<                                        8.38       06/15/2012          1,689,262

                                                                                                                      2,114,262
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.51%
       1,250,000  ITRON INCORPORATED                                                   7.75       05/15/2012          1,293,750
                                                                                                               ----------------

METAL MINING - 0.64%
       1,440,000  USEC INCORPORATED                                                    6.63       01/20/2006          1,436,400
         200,000  WISE METALS GROUP LLC<<                                             10.25       05/15/2012            164,500

                                                                                                                      1,600,900
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.12%
       1,075,000  AFFINIA GROUP INCORPORATED++                                         9.00       11/30/2014            886,875
       3,500,000  BOMBARDIER INCORPORATED++                                            6.75       05/01/2012          3,325,000
         500,000  IMCO RECYCLING INCORPORATED                                         10.38       10/15/2010            551,250
         685,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010            741,512
       2,260,000  OWENS-ILLINOIS INCORPORATED<<                                        7.50       05/15/2010          2,339,100

                                                                                                                      7,843,737
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 2.39%
         660,000  AMERIGAS PARTNERS LP++                                               7.25       05/20/2015            699,600
       1,360,000  BLOCKBUSTER INCORPORATED++                                           9.00       09/01/2012          1,210,400
       2,300,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED<<                 10.00       10/01/2012          2,409,250
       1,000,000  DILLARD'S INCORPORATED AR<<                                          7.38       06/01/2006          1,015,000
         675,000  PEP BOYS-MANNY MOE & JACK SERIES MTNB                                6.92       07/07/2006            675,844

                                                                                                                      6,010,094
                                                                                                               ----------------

MOTION PICTURES - 1.31%
         462,000  AMC ENTERTAINMENT INCORPORATED+/-                                    7.52       08/15/2010            477,592
       1,250,000  AMC ENTERTAINMENT INCORPORATED SERIES B<<                            8.63       08/15/2012          1,293,750
       1,410,000  MUZAK FINANCE CORPORATION LLC<<                                     10.00       02/15/2009          1,226,700
         927,000  MUZAK FINANCE CORPORATION LLC (SUBORDINATED BOND)+/-                13.00       03/15/2010            289,688

                                                                                                                      3,287,730
                                                                                                               ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.03%
          70,000  TRAILER BRIDGE INCORPORATED                                          9.25       11/15/2011             71,400
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.51%
         545,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                    9.50       02/15/2015            585,875
         337,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS
                  INCORPORATED                                                         9.75       04/01/2012            360,590
         520,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.88       08/28/2012            488,836
       2,800,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75       12/01/2014          2,575,320
       2,065,000  H&E EQUIPMENT/FINANCE                                               11.13       06/15/2012          2,307,637

                                                                                                                      6,318,258
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 2.03%
$        300,000  CHESAPEAKE ENERGY CORPORATION                                        6.63%      01/15/2016   $        307,500
       1,500,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017          1,530,000
       1,000,000  EL PASO CORPORATION                                                  6.75       05/15/2009            997,500
         600,000  EL PASO CORPORATION<<                                                7.88       06/15/2012            624,000
       1,170,000  ENCORE ACQUISITION COMPANY++                                         6.00       07/15/2015          1,140,750
         515,000  MARKWEST ENERGY++                                                    6.88       11/01/2014            517,575

                                                                                                                      5,117,325
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 3.05%
       1,725,000  ABITIBI-CONSOLIDATED INCORPORATED                                    6.95       04/01/2008          1,720,687
       1,000,000  BUCKEYE TECHNOLOGIES INCORPORATED                                    8.00       10/15/2010            975,000
       1,050,000  CELLU TISSUE HOLDINGS                                                9.75       03/15/2010          1,063,125
         600,000  CONSOLIDATED CONTAINER COMPANY^                                     10.72       06/15/2009            498,000
       1,000,000  DONOHUE FOREST PRODUCTS                                              7.63       05/15/2007          1,015,000
         400,000  GRAHAM PACKAGING COMPANY INCORPORATED                                8.50       10/15/2012            412,000
       1,000,000  NEENAH PAPER INCORPORATED                                            7.38       11/15/2014            985,000
         580,000  NEWPAGE CORPORATION++                                               10.00       05/01/2012            582,900
         415,000  TERPHANE HOLDING CORPORATION++                                      12.50       06/15/2009            429,525

                                                                                                                      7,681,237
                                                                                                               ----------------

PERSONAL SERVICES - 1.42%
       2,627,000  COINMACH CORPORATION                                                 9.00       02/01/2010          2,718,945
         350,000  SERVICE CORPORATION INTERNATIONAL                                    6.75       04/01/2016            354,375
         480,000  SERVICE CORPORATION INTERNATIONAL++                                  7.00       06/15/2017            486,000

                                                                                                                      3,559,320
                                                                                                               ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.34%
         850,000  EL PASO CGP COMPANY<<                                                6.50       05/15/2006            856,375
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.38%
         250,000  EL PASO CORPORATION++                                                7.63       08/16/2007            255,625
         220,000  HOLLY ENERGY PARTNERS LIMITED PARTNERSHIP++                          6.25       03/01/2015            217,800
         450,001  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010            472,500

                                                                                                                        945,925
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.58%
         350,000  CADMUS COMMUNICATIONS CORPORATION                                    8.38       06/15/2014            363,563
         911,000  DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                9.88       08/15/2013          1,030,569
       2,225,000  HOUGHTON MIFFLIN COMPANY<<                                           9.88       02/01/2013          2,403,000
         725,000  HOUGHTON MIFFLIN COMPANY<<^                                         10.03       10/15/2013            564,594
       1,470,000  MAIL WELL I CORPORATION<<                                            9.63       03/15/2012          1,572,900
         650,000  MEDIANEWS GROUP INCORPORATED<<                                       6.88       10/01/2013            647,562
         198,592  MERRILL CORPORATION SERIES A+/-                                     12.00       05/01/2009            210,508
         959,024  MERRILL CORPORATION SERIES B+/-                                     12.00       05/01/2009          1,016,565
       2,304,000  PRIMEDIA INCORPORATED<<                                              7.63       04/01/2008          2,329,920
         525,000  PRIMEDIA INCORPORATED                                                8.88       05/15/2011            549,937
         825,000  PRIMEDIA INCORPORATED                                                8.00       05/15/2013            841,500

                                                                                                                     11,530,618
                                                                                                               ----------------

REAL ESTATE - 2.33%
       1,315,000  FELCOR SUITES LIMITED PARTNERSHIP                                    7.63       10/01/2007          1,361,025
         400,000  HOST MARRIOTT LIMITED PARTNERSHIP<<                                  7.13       11/01/2013            418,000
       1,615,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                           9.50       01/15/2007          1,695,750
         405,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES M<<                         7.00       08/15/2012            423,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE (continued)
$      1,925,000  THORNBURG MORTGAGE INCORPORATED                                      8.00%      05/15/2013   $      1,963,500

                                                                                                                      5,861,500
                                                                                                               ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.85%
         705,000  AEP INDUSTRIES INCORPORATED++                                        7.88       03/15/2013            718,877
       1,000,000  GEO SUB CORPORATION                                                 11.00       05/15/2012          1,017,500
         370,000  TEKNI-PLEX INCORPORATED++                                           10.88       08/15/2012            402,375

                                                                                                                      2,138,752
                                                                                                               ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.96%
       2,376,000  DOW JONES CDX HY SERIES 4-T1++                                       8.25       06/29/2010          2,413,125
                                                                                                               ----------------

TEXTILE MILL PRODUCTS - 0.52%
         500,000  COLLINS & AIKMAN FLOOR COVER SERIES B                                9.75       02/15/2010            512,500
         725,000  INVISTA++                                                            9.25       05/01/2012            797,500

                                                                                                                      1,310,000
                                                                                                               ----------------

TOBACCO PRODUCTS - 0.50%
         900,000  RJ REYNOLDS TOBACCO HOLDINGS++                                       6.50       07/15/2010            900,000
         350,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                            7.25       06/01/2012            360,500

                                                                                                                      1,260,500
                                                                                                               ----------------

TRANSPORTATION BY AIR - 0.23%
         725,000  EVERGREEN INTERNATIONAL AVIATION INCORPORATED<<                     12.00       05/15/2010            571,844
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 4.05%
         660,000  FEDERAL-MOGUL CORPORATION<<^^                                        8.80       04/15/2007            186,450
         735,000  FEDERAL-MOGUL CORPORATION<<^^                                        7.50       01/15/2009            207,637
       4,410,000  FORD MOTOR COMPANY                                                   7.45       07/16/2031          3,526,368
         755,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.13       09/15/2006            757,920
       3,750,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              8.00       11/01/2031          3,469,305
         835,000  GREENBRIER COMPANIES INCORPORATED++                                  8.38       05/15/2015            876,750
         900,000  PEP BOYS- MANNY MOE & JACK<<                                         7.50       12/15/2014            834,750
         293,000  TRW AUTOMOTIVE INCORPORATED                                          9.38       02/15/2013            325,230

                                                                                                                     10,184,410
                                                                                                               ----------------

TRANSPORTATION SERVICES - 0.24%
         560,000  NEFF RENTAL/NEFF FINANCE++                                          11.25       06/15/2012            596,400
                                                                                                               ----------------

WATER TRANSPORTATION - 0.20%
         500,000  OMI CORPORATION                                                      7.63       12/01/2013            513,750
                                                                                                               ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.12%
         295,000  OWENS & MINOR INCORPORATED                                           8.50       07/15/2011            313,069
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $209,295,840)                                                                   213,304,471
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 0.64%
         690,000  BRITISH SKY BROADCASTING GROUP PLC                                   8.20       07/15/2009            776,479
         832,000  CROWN CORK & SEAL FINANCE PLC<<                                      7.00       12/15/2006            850,720

TOTAL FOREIGN CORPORATE BONDS (COST $1,589,061)                                                                       1,627,199
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS - 1.52%
$      1,050,000  BOMBARDIER RECREATIONAL PRODUCTS INCORPORATED<<                      8.38%      12/15/2013   $      1,120,875
         660,000  CITISTEEL USA INCORPORATED+++/-                                     11.54       09/01/2010            655,050
         290,000  DOMTAR INCORPORATED                                                  7.13       08/01/2015            289,126
       1,355,000  INTELSAT LIMITED<<                                                   5.25       11/01/2008          1,246,600
         375,000  MAAX CORPORATION                                                     9.75       06/15/2012            355,312
         140,000  ROGERS WIRELESS INCORPORATED                                         7.25       12/15/2012            150,150

TOTAL FOREIGN GOVERNMENT BONDS (COST $3,850,592)                                                                      3,817,113
                                                                                                               ----------------

TERM LOANS - 10.08%
         825,000  ARROW GROUP INDUSTRIES INCORPORATED TERM LOAN A+++/-                 8.49       04/01/2010            825,000
         550,000  ARROW GROUP INDUSTRIES INCORPORATED TERM LOAN B+++/-                12.99       10/01/2010            550,000
         180,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+++/-                                  7.55       08/11/2012            183,600
       1,765,031  CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                6.93       04/07/2011          1,767,237
         547,250  COLLINS & AIKMAN TRANCHE B-1 TERM LOAN+++/-                          7.94       08/31/2011            481,306
         376,200  CONSOLIDATED CONTAINER TERM LOAN+++/-                                6.69       12/15/2008            379,962
         860,000  COVANTA ENERGY 1ST LIEN TERM LOAN+++/-                               6.40       06/10/2012            873,261
         450,000  COVANTA ENERGY 2ND LIEN TERM LOAN+++/-                               8.40       06/10/2013            451,125
       1,615,000  DAVITA INCORPORATED TERM LOAN B+++/-                                 5.54       07/15/2012          1,637,432
       1,530,000  DELPHI CORPORATION TERM LOAN+++/-                                   10.30       06/14/2011          1,566,613
       1,500,000  DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                          8.72       08/26/2010          1,540,620
         868,438  DOANE PET CARE TERM LOAN+++/-                                        7.41       11/03/2009            880,014
         140,000  EPCO BRANDS TERM LOAN B+++/-                                         5.84       09/19/2010            142,205
         255,000  ESCANABA TIMBER LIMITED LIABILITY CORPORATION TERM LOAN+++/-         5.92       05/02/2008            258,188
         765,000  GOODYEAR TIRE AND RUBBER 2ND LIEN TERM LOAN+++/-                     6.32       04/30/2010            773,132
         875,000  HEALTHSOUTH CORPORATION SENIOR UNSECURED TERM LOAN+++/-              8.57       06/15/2010            883,750
         175,000  HELM CORPORATION 2ND LIEN TERM LOAN+++/-                            10.25       07/08/2012            177,298
         125,000  KERR-MCGEE CORPORATION TERM LOAN B+++/-                              6.14       05/19/2011            125,528
       1,220,000  KEY ENERGY SERVICES TERM LOAN+++/-                                   6.45       06/30/2012          1,237,544
         541,729  LEVI STRAUSS & COMPANY BANK DEBT+++/-                               10.63       09/29/2009            564,525
         350,000  MADISON RIVER TERM LOAN+++/-                                         6.04       07/25/2012            355,834
         200,000  MAGELLAN MIDSTREAM HOLDINGS, LIMITED PARTNERSHIP TERM LOAN+++/-      5.64       06/30/2012            202,750
         380,000  OZBURN HESSY LOGISTIC TERM LOAN+++/-                                 6.07       08/05/2012            384,989
       1,850,001  PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+++/-                           8.40       08/27/2011          1,877,750
         380,000  PIVOTAL PROMOMTORY 1ST LIEN TERM LOAN+++/-                           6.61       08/31/2010            381,900
         547,250  REGENCY GAS SERVICES 1ST LIEN TERM LOAN+++/-                         6.25       06/01/2010            548,618
         550,000  REGENCY GAS SERVICES 2ND LIEN TERM LOAN+++/-                         9.49       12/01/2010            550,000
         660,000  SPANISH BROADCASTING SYSTEM INCORPORATED 2ND LIEN TERM LOAN
                  B+++/-                                                               7.51       06/02/2013            668,666
       1,330,000  SUNGARD DATA SYSTEMS TERM LOAN B+++/-                                6.28       02/11/2013          1,347,795
       1,640,000  TOWER AUTOMOTIVE DIP TERM LOAN+++/-                                  6.63       02/25/2007          1,646,150
         220,000  TROUT COAL 2ND LIEN TERM LOAN+++/-                                   8.50       03/17/2012            220,825
       1,333,125  WASTE SERVICES INCORPORATED TRANCHE B+++/-                           7.94       04/30/2011          1,353,122
         508,725  WHITE BIRCH 1ST LIEN TERM LOAN+++/-                                  6.66       04/08/2012            517,628

TOTAL TERM LOANS (COST $25,118,071)                                                                                  25,354,367
                                                                                                               ----------------

SHARES            SECURITY NAME                                                                                     VALUE
PREFERRED STOCKS - 0.50%
          30,000  FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II                                                  745,314
               0  PAXSON COMMUNICATIONS CORPORATION                                                                       1,196
             640  PORT TOWNSEND PAPER CORPORATION SERIES UNIT                                                           512,000

TOTAL PREFERRED STOCKS (COST $1,370,943)                                                                              1,258,510
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 17.81%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.73%
       1,830,750  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     1,830,750
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 17.08%
$      1,000,000  ATOMIUM FUNDING CORPORATION                                          3.41%      09/12/2005   $        998,920
       1,000,000  ATOMIUM FUNDING CORPORATION                                          3.59       09/26/2005            997,510
       2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.55       09/08/2006          2,000,000
       1,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                      3.61       05/04/2006            994,320
       1,000,000  GALAXY FUNDING INCORPORATED                                          3.43       09/29/2005            997,220
       1,000,000  GEMINI SECURITIZATION INCORPORATED                                   3.52       09/29/2005            997,220
      21,999,999  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE
                  $22,002,200)                                                         3.60       09/01/2005         22,000,000
       1,000,000  ING USA ANNUITY AND LIFE INSURANCE                                   3.72       06/06/2006          1,000,000
       2,000,000  LEGACY CAPITAL CORPORATION LLC                                       3.54       09/06/2005          1,999,020
       1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                3.61       03/16/2006          1,000,000
       2,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                 3.66       10/14/2005          1,991,300
       1,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN                                  3.57       05/26/2006          1,000,040
       1,000,000  LIQUID FUNDING LIMITED                                               3.49       12/19/2005          1,000,000
       1,000,000  LIQUID FUNDING LIMITED                                               3.51       03/03/2006          1,000,000
       1,000,000  MORGAN STANLEY                                                       3.64       01/13/2006          1,000,000
       2,000,000  TICONDEROGA FUNDING LLC                                              3.55       09/20/2005          1,996,260
       2,000,000  WHITE PINE FINANCE LLC SERIES MTN                                    3.57       06/12/2006          2,000,100

                                                                                                                     42,971,910
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,802,660)                                                           44,802,660
                                                                                                               ----------------

REPURCHASE AGREEMENTS - 2.93%
       5,056,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $5,056,485)                    3.45       09/01/2005          5,056,000
       2,315,000  MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,315,227)                    3.53       09/01/2005          2,315,000

TOTAL REPURCHASE AGREEMENTS (COST $7,371,000)                                                                         7,371,000
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $293,398,167)*                                     118.27%                                               $    297,535,320

OTHER ASSETS AND LIABILITIES, NET                        (18.27)                                                    (45,966,112)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    251,569,208
                                                         ------                                                ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 7.45%

FEDERAL FARM CREDIT BANK - 0.92%
$        631,000  FEDERAL FARM CREDIT BANK+                                            4.13%      07/17/2009   $        630,136
                                                                                                               ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.04%
         255,000  FHLMC #A32982                                                        6.00       08/01/2035            261,061
         442,000  FHLMC #A36632                                                        6.00       08/01/2035            452,505
           3,623  FHLMC #C00922                                                        8.00       02/01/2030              3,879

                                                                                                                        717,445
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.48%
       1,167,034  FNMA #357844                                                         6.00       07/01/2035          1,194,773
       1,663,708  FNMA #735790                                                         4.50       12/01/2019          1,651,078
         598,039  FNMA #824472                                                         5.50       05/01/2020            611,165
         318,716  FNMA #828407                                                         5.50       07/01/2020            325,711

                                                                                                                      3,782,727
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
           6,071  GNMA #516121                                                         7.50       12/15/2029              6,464
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $5,106,144)                                                                             5,136,772
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 9.28%
         705,000  BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2005-WF1 CLASS A2       3.89       06/18/2008            703,764
         927,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009            936,746
         285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1          5.50       03/24/2017            297,094
       1,195,220  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2+                 3.08       07/15/2007          1,191,459
       1,067,624  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    3.76       08/25/2035          1,067,624
         165,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                2.97       05/15/2009            162,497
         615,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                    2.94       12/15/2010            604,685
         620,000  ONYX ACCEPTANCE OWNER TRUST SERIES 2003-C CLASS A4                   2.66       05/17/2010            608,652
         375,000  WFS FINANCIAL OWNER TRUST SERIES 2005-2 CLASS A3                     4.17       12/17/2009            375,190
         450,621  WHOLE AUTO LOAN TRUST++                                              5.60       03/15/2011            452,212

TOTAL ASSET-BACKED SECURITIES (COST $6,404,475)                                                                       6,399,923
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.62%
       6,936,357  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-4 CLASS XP(C)+/-                                                0.91       07/10/2042            209,139
         521,000  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-       4.83       09/25/2035            519,001
       3,547,619  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                               1.12       11/11/2030             95,599
       1,784,843  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-6
                  CLASS 7A1                                                            6.00       07/25/2035          1,832,198
         315,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39       12/15/2031            348,323
         346,489  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87       07/15/2029            359,607
         868,000  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1++/-                5.37       08/25/2035            870,517
       3,326,431  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                  X(C)+/-++                                                            1.63       05/28/2040            193,349
       2,914,015  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X(C)+/-++             1.46       10/28/2033            121,223
         415,339  RESIDENTIAL ACCREDITED LOANS INCORPORATED SERIES 2005-QA2
                  CLASS A1I+/-                                                         4.95       02/25/2035            417,055
         266,055  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS
                  A2                                                                   7.46       07/18/2033            293,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,312,137)                                                           5,259,521
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 44.46%

AMUSEMENT & RECREATION SERVICES - 0.15%
         150,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             11.10       02/01/2014            103,312
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.43%
$        120,000  LEVI STRAUSS AND COMPANY+/-                                          8.25%      04/01/2012   $        120,600
         175,000  RIDDELL BELL HOLDINGS INCORPORATED                                   8.38       10/01/2012            177,625

                                                                                                                        298,225
                                                                                                               ----------------

BROADCAST, RADIO & TV - 0.19%
         130,000  GRUPO TELEVISA SA++                                                  6.63       03/18/2025            131,950
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.18%
         280,000  D.R. HORTON INCORPORATED                                             5.63       09/15/2014            277,034
         120,000  K HOVNANIAN ENTERPRISES INCORPORATED                                 6.25       01/15/2015            116,626
         150,000  KB HOME+                                                             6.25       06/15/2015            149,473
         130,000  MDC HOLDINGS INCORPORATED                                            5.50       05/15/2013            130,705
         145,000  PULTE HOMES INCORPORATED                                             5.20       02/15/2015            140,769

                                                                                                                        814,607
                                                                                                               ----------------

BUSINESS SERVICES - 0.71%
         120,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013            122,400
         180,000  RAINBOW NATIONAL SERVICES LLC++                                     10.38       09/01/2014            205,200
          65,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013             68,250
          90,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015             94,050

                                                                                                                        489,900
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 1.57%
         160,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                  10.63       05/01/2011            177,600
         130,000  HUNTSMAN INTERNATIONAL LLC++                                         7.38       01/01/2015            131,300
         145,000  IMC GLOBAL INCORPORATED                                             10.88       08/01/2013            171,462
         175,000  NALCO COMPANY                                                        8.88       11/15/2013            188,344
         125,000  OMNOVA SOLUTIONS INCORPORATED                                       11.25       06/01/2010            133,125
         125,000  POLYONE CORPORATION                                                 10.63       05/15/2010            134,219
         135,000  RESOLUTION PERFORMANCE PRODUCTS INCORPORATED                        13.50       11/15/2010            145,800

                                                                                                                      1,081,850
                                                                                                               ----------------

COAL MINING - 0.41%
         280,000  ARCH WESTERN FINANCE LLC                                             6.75       07/01/2013            285,600
                                                                                                               ----------------

COMMUNICATIONS - 7.12%
         150,000  AT&T CORPORATION+                                                    9.75       11/15/2031            196,500
         165,000  BRITISH TELECOMMUNICATIONS PLC                                       8.38       12/15/2010            193,744
         400,000  CCO HOLDINGS LLC/CCO CAPITAL CORPORATION+/-                          7.54       12/15/2010            396,000
         160,000  CENTENNIAL COMMUNICATIONS CORPORATION CELLULAR OPERATING
                  COMPANY LLC PUERTO RICO OPERATIONS                                   8.13       02/01/2014            170,000
         170,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION          10.25       09/15/2010            175,525
         265,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012            296,152
         220,000  CSC HOLDINGS INCORPORATED SERIES B                                   7.63       04/01/2011            220,550
         145,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030            195,913
         210,000  DOBSON CELLULAR SYSTEMS                                              9.88       11/01/2012            231,000
         200,000  EMMIS OPERATING COMPANY                                              6.88       05/15/2012            200,000
         120,000  NEW CINGULAR WIRELESS SERVICE                                        7.88       03/01/2011            138,694
         200,000  QWEST CORPORATION+++/-                                               6.71       06/15/2013            209,500
         320,000  QWEST SERVICES CORPORATION                                          13.50       12/15/2010            368,800
         140,000  RURAL CELLULAR CORPORATION                                           9.88       02/01/2010            148,400
         350,000  SPRINT CAPITAL CORPORATION                                           6.90       05/01/2019            404,007
         345,000  TELECOM ITALIA CAPITAL SA+                                           5.25       11/15/2013            350,551
         295,000  TIME WARNER ENTERTAINMENT COMPANY LP+                                8.38       07/15/2033            382,955
         165,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030            211,035
         300,000  VERIZON NEW ENGLAND INCORPORATED                                     6.50       09/15/2011            326,291

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$         85,000  VODAFONE GROUP PLC                                                   7.75%      02/15/2010   $         96,101

                                                                                                                      4,911,718
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 2.56%
         365,000  BANK OF AMERICA CORPORATION                                          7.80       09/15/2016            455,529
         225,000  CITIGROUP INCORPORATED+                                              5.00       09/15/2014            228,855
         135,000  HSBC HOLDINGS PLC                                                    7.50       07/15/2009            149,474
         140,000  JP MORGAN CHASE & COMPANY                                            5.25       05/30/2007            142,458
         220,000  JP MORGAN CHASE & COMPANY+                                           6.63       03/15/2012            244,672
         260,000  JP MORGAN CHASE & COMPANY+                                           5.13       09/15/2014            266,311
         275,000  WASHINGTON MUTUAL BANK FA+                                           5.13       01/15/2015            278,475

                                                                                                                      1,765,774
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.48%
         150,000  ALLIED WASTE NORTH AMERICA SERIES B                                  8.88       04/01/2008            158,250
          75,000  ALLIED WASTE NORTH AMERICA SERIES B                                  7.38       04/15/2014             70,500
         155,000  AMEREN CORPORATION                                                   4.26       05/15/2007            154,946
         135,000  AMERICAN ELECTRIC POWER SERIES C+                                    5.38       03/15/2010            139,429
         330,000  CAROLINA POWER & LIGHT COMPANY                                       5.15       04/01/2015            340,377
         345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                    5.70       03/15/2013            366,717
         165,000  DOMINION RESOURCES INCORPORATED SERIES A+/-                          3.66       11/15/2006            163,809
         155,000  DOMINION RESOURCES INCORPORATED SERIES E                             6.75       12/15/2032            179,059
         400,000  EL PASO NATURAL GAS COMPANY SERIES A                                 7.63       08/01/2010            428,203
         375,000  FPL GROUP CAPITAL INCORPORATED                                       4.09       02/16/2007            374,223
         100,000  IMCO RECYCLING ESCROW INCORPORATED                                   9.00       11/15/2014            105,500
         205,000  MIDAMERICAN ENERGY HOLDINGS                                          5.88       10/01/2012            217,227
         185,000  MIDWEST GENERATION LLC                                               8.75       05/01/2034            207,200
         100,000  NEVADA POWER COMPANY++                                               5.88       01/15/2015            101,000
         180,000  NORTHWESTERN CORPORATION++                                           5.88       11/01/2014            185,873
          75,000  SIERRA PACIFIC RESOURCES                                             8.63       03/15/2014             82,875
         290,000  SIERRA PACIFIC RESOURCES++                                           6.75       08/15/2017            292,175
         215,000  TXU CORPORATION                                                      5.55       11/15/2014            210,787

                                                                                                                      3,778,150
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.15%
         100,000  MAGNACHIP SEMICONDUCTOR+/-                                           6.66       12/15/2011            100,500
                                                                                                               ----------------

FINANCIAL SERVICES - 0.72%
         505,000  NATIONWIDE BUILDING SOCIETY++                                        2.63       01/30/2007            494,150
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 0.37%
         205,000  CIA BRASILEIRA DE BEBIDAS                                           10.50       12/15/2011            254,200
                                                                                                               ----------------

GENERAL MERCHANDISE STORES - 0.43%
         250,000  JC PENNEY COMPANY INCORPORATED                                       7.95       04/01/2017            295,596
                                                                                                               ----------------

HEALTH SERVICES - 0.46%
         150,000  DAVITA INCORPORATED++                                                7.25       03/15/2015            152,437
         150,000  VANGUARD HEALTH HOLDINGS                                             9.00       10/01/2014            163,125

                                                                                                                        315,562
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 5.70%
         545,000  CORE INVESTMENT GRADE TRUST+                                         4.66       11/30/2007            547,000
         105,000  ERP OPERATING LIMITED PARTNERSHIP                                    5.25       09/15/2014            107,597
         175,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.38       11/15/2007            181,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
$      2,980,000  TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES
                  HY-2005-1+++/-                                                       7.65%      06/15/2015   $      3,099,200

                                                                                                                      3,935,375
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.52%
         150,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009            149,437
         200,000  TURNING STONE CASINO RESORT ENTERPRISE++                             9.13       12/15/2010            210,500

                                                                                                                        359,937
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.10%
          65,000  COLUMBUS MCKINNON CORPORATION++                                      8.88       11/01/2013             65,813
                                                                                                               ----------------

INSURANCE CARRIERS - 3.48%
         210,000  AETNA INCORPORATED                                                   7.88       03/01/2011            242,959
         120,000  ASSURED GUARANTY US HOLDINGS INCORPORATED                            7.00       06/01/2034            141,527
         470,000  GE GLOBAL INSURANCE                                                  7.75       06/15/2030            549,321
         135,000  METLIFE INCORPORATED                                                 5.38       12/15/2012            140,765
         355,000  ODYSSEY RE HOLDINGS                                                  7.65       11/01/2013            383,506
         180,000  OHIO CASUALTY CORPORATION                                            7.30       06/15/2014            198,082
         305,000  PRINCIPAL LIFE INCORPORATED FUNDING                                  3.20       04/01/2009            294,261
         210,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         3.75       05/01/2008            208,144
         235,000  WELLPOINT INCORPORATED                                               5.00       12/15/2014            239,172

                                                                                                                      2,397,737
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.30%
         200,000  XEROX CAPITAL TRUST I                                                8.00       02/01/2027            208,000
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
         140,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010            151,550
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 0.21%
         140,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED                   10.00       10/01/2012            146,650
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.88%
         220,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     2.75       06/15/2008            210,703
         145,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     4.00       03/15/2011            141,052
         200,000  COUNTRYWIDE HOME LOANS INCORPORATED                                  3.25       05/21/2008            194,009
         260,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      4.75       09/15/2014            263,027
         180,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.13       01/22/2008            176,982
         200,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014            183,952
         125,000  INTERNATIONAL LEASE FINANCE CORPORATION                              5.00       04/15/2010            126,972

                                                                                                                      1,296,697
                                                                                                               ----------------

OIL & GAS EXTRACTION - 1.71%
          30,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017             30,600
         235,000  CONOCOPHILLIPS                                                       8.75       05/25/2010            278,662
         175,000  HILCORP ENERGY I LIMITED PARTNERSHIP/HILCORP FINANCE COMPANY++      10.50       09/01/2010            194,250
         175,000  PARKER DRILLING COMPANY+/-                                           8.08       09/01/2010            182,000
         265,000  PEMEX PROJECT FUNDING MASTER TRUST+                                  7.38       12/15/2014            298,920
         180,000  PREMCOR REFINING GROUP INCORPORATED                                  7.75       02/01/2012            197,100

                                                                                                                      1,181,532
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 0.84%
         175,000  APPLETON PAPERS INCORPORATED                                         8.13       06/15/2011            169,750
         100,000  BOISE CASCADE LLC+/-                                                 6.47       10/15/2012            100,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS (continued)
$        275,000  GEORGIA-PACIFIC CORPORATION                                          8.88%      02/01/2010   $        308,000

                                                                                                                        578,500
                                                                                                               ----------------

PERSONAL SERVICES - 0.39%
         265,000  SERVICE CORPORATION INTERNATIONAL++                                  7.00       06/15/2017            268,312
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.21%
         135,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010            141,750
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 0.34%
         215,000  UNITED STATES STEEL CORPORATION                                      9.75       05/15/2010            235,425
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
         200,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013            212,500
         275,000  HOUGHTON MIFFLIN COMPANY^                                           10.03       10/15/2013            214,156
         225,000  READER'S DIGEST ASSOCIATION INCORPORATED                             6.50       03/01/2011            230,625

                                                                                                                        657,281
                                                                                                               ----------------

RAILROAD TRANSPORTATION - 0.80%
         150,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.88       01/15/2015            151,508
         110,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       10/15/2011            120,939
         190,000  UNION PACIFIC CORPORATION                                            5.38       05/01/2014            197,829
          80,000  UNION PACIFIC CORPORATION                                            4.88       01/15/2015             80,144

                                                                                                                        550,420
                                                                                                               ----------------

REAL ESTATE - 0.37%
         185,000  LIBERTY PROPERTY LIMITED PARTNERSHIP                                 5.13       03/02/2015            184,513
          65,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.35       08/28/2012             70,922

                                                                                                                        255,435
                                                                                                               ----------------

REITS - 0.16%
         115,000  GABLES REALTY LIMITED PARTNERSHIP                                    5.00       03/15/2010            113,865
                                                                                                               ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
         315,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35       02/15/2034            337,631
         260,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.60       01/15/2012            286,599
         247,000  JEFFERIES GROUP INCORPORATED                                         7.75       03/15/2012            281,111
         635,000  MORGAN STANLEY+                                                      4.75       04/01/2014            626,341

                                                                                                                      1,531,682
                                                                                                               ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
         190,000  BWAY CORPORATION                                                    10.00       10/15/2010            202,350
                                                                                                               ----------------

TEXTILE MILL PRODUCTS - 0.63%
         220,000  INTERFACE INCORPORATED                                               9.50       02/01/2014            224,400
         200,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88       09/15/2013            209,000

                                                                                                                        433,400
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 0.93%
         204,999  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            3.61       03/07/2007            204,735
          65,000  DELPHI CORPORATION                                                   6.50       08/15/2013             49,563
          80,000  GENERAL MOTORS CORPORATION                                           8.38       07/15/2033             67,200
         170,000  NAVISTAR INTERNATIONAL CORPORATION                                   6.25       03/01/2012            163,200
         115,000  NORTHROP GRUMMAN CORPORATION                                         4.08       11/16/2006            114,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT (continued)
$         44,000  RAYTHEON COMPANY                                                     6.75%      08/15/2007   $         45,848

                                                                                                                        645,309
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.28%
         170,000  AMERISOURCEBERGEN CORPORATION                                        7.25       11/15/2012            196,775
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $30,399,068)                                                                     30,674,889
                                                                                                               ----------------

FOREIGN GOVERNMENT BONDS - 1.21%
         310,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                               8.75       06/01/2009            355,797
         335,000  REPUBLIC OF SOUTH AFRICA                                             6.50       06/02/2014            371,012
         100,000  UNITED MEXICAN STATES                                                6.63       03/03/2015            110,400

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $772,463)                                                                         837,209
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 1.71%
         200,000  CROWN EUROPEAN HOLDINGS SA                                           9.50       03/01/2011            220,500
         200,000  INTELSAT BERMUDA LIMITED++                                           8.63       01/15/2015            207,500
         115,000  ISPAT INLAND ULC                                                     9.75       04/01/2014            134,550
         140,000  NOVELIS INCORPORATED++                                               7.25       02/15/2015            140,350
         250,000  ROGERS CABLE INCORPORATED                                            6.75       03/15/2015            255,625
         200,000  ROGERS WIRELESS INCORPORATED                                         7.50       03/15/2015            218,750

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,184,220)                                                                      1,177,275
                                                                                                               ----------------

US TREASURY SECURITIES - 20.86%

US TREASURY BONDS - 5.30%
       1,296,000  US TREASURY BOND+                                                    6.25       08/15/2023          1,605,927
         250,000  US TREASURY BOND+                                                    6.00       02/15/2026            306,582
       1,022,000  US TREASURY BOND+                                                    6.25       05/15/2030          1,324,168
         360,000  US TREASURY BOND+                                                    5.38       02/15/2031            422,072

                                                                                                                      3,658,749
                                                                                                               ----------------

US TREASURY NOTES - 15.56%
       3,370,000  US TREASURY NOTE                                                     6.88       05/15/2006          3,442,664
       3,435,000  US TREASURY NOTE                                                     4.13       08/15/2008          3,462,642
       3,275,000  US TREASURY NOTE+                                                    3.63       06/15/2010          3,239,692
         510,000  US TREASURY NOTE                                                     3.88       07/15/2010            510,020
          75,000  US TREASURY NOTE+                                                    4.13       08/15/2010             75,873

                                                                                                                     10,730,891
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $14,304,261)                                                                      14,389,640
                                                                                                               ----------------

SHARES            SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 8.79%
       6,067,234  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        6,067,234
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,067,234)                                                                        6,067,234
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $69,550,002)*                                      101.38%                                               $     69,942,463

OTHER ASSETS AND LIABILITIES, NET                         (1.38)                                                       (954,393)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     68,988,070
                                                        -------                                                ----------------

+/-   VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,067,234.

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.31%
             N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          111,933,875

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $111,867,111)                                               111,933,875
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $111,867,111)*                                     100.31%                                               $    111,933,875

OTHER ASSETS AND LIABILITIES, NET                         (0.31)                                                       (349,450)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    111,584,425
                                                         ------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 2.94%
$      3,445,331  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC1 CLASS A1A+/-          3.77%      01/25/2035   $      3,445,902
      13,600,000  FN DUS TBA RIVERMONT%%                                               4.80       08/01/2020         13,774,250

TOTAL ASSET-BACKED SECURITIES (COST $17,119,384)                                                                     17,220,152
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.35%
       5,700,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS
                  A1B                                                                  7.30       06/10/2032          6,239,439
       4,750,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39       12/15/2031          5,252,486
       4,850,841  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87       07/15/2029          5,034,498
      14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                    5.17       01/14/2042         14,719,313

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $32,000,910)                                                         31,245,736
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 1.51%

HOLDING & OTHER INVESTMENT OFFICES - 1.51%
       1,500,000  PREFERRED TERM SECURITIES XIII+++/-                                  3.76       03/24/2034          1,443,750
       7,350,000  PREFERRED TERM SECURITIES XIV CLASS A-2+++/-                         4.02       06/24/2034          7,374,079

                                                                                                                      8,817,829
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $8,850,000)                                                                       8,817,829
                                                                                                               ----------------

AGENCY SECURITIES - 55.96%

FEDERAL HOME LOAN BANK - 2.59%
       7,495,000  FHLB<<                                                               4.13       04/18/2008          7,510,919
       7,500,000  FHLB SERIES 2807<<                                                   4.88       02/15/2007          7,591,043

                                                                                                                     15,101,962
                                                                                                               ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.12%
      21,000,000  FHLMC<<                                                              4.00       09/22/2009         20,711,901
       5,779,699  FHLMC #B13066                                                        4.00       03/01/2014          5,712,325
       1,789,766  FHLMC #B13579                                                        5.00       04/01/2019          1,804,283
       1,551,000  FHLMC #B13580                                                        5.00       04/01/2019          1,563,581
       3,409,684  FHLMC #B15194<<                                                      5.00       06/01/2019          3,437,341
       4,132,955  FHLMC #B16884                                                        5.00       10/01/2019          4,166,478
       9,411,860  FHLMC #B17855<<                                                      5.00       02/01/2020          9,487,726
       1,492,706  FHLMC #C01345                                                        7.00       04/01/2032          1,561,887
         164,639  FHLMC #C31808                                                        7.50       10/01/2029            175,008
       1,601,926  FHLMC #C59553                                                        7.50       11/01/2031          1,701,616
       2,218,386  FHLMC #C65576                                                        7.50       04/01/2032          2,356,288
          49,782  FHLMC #E00228                                                        6.50       07/01/2008             51,101
       3,384,670  FHLMC #E00659<<                                                      6.00       04/01/2014          3,491,627
       4,760,145  FHLMC #E96459                                                        5.00       05/01/2018          4,800,452
         134,231  FHLMC #G00683                                                        8.50       12/01/2025            146,475
      11,254,000  FHLMC SERIES 2861 CLASS QC                                           5.50       01/15/2029         11,516,307
      13,527,000  FHLMC SERIES 2861 CLASS QD                                           5.50       12/15/2031         13,816,467
       7,519,000  FHLMC SERIES 2867 CLASS LE                                           5.50       02/15/2030          7,689,685

                                                                                                                     94,190,548
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 37.25%
      10,000,000  FNMA<<                                                               3.10       04/04/2007          9,861,210
       8,000,000  FNMA<<                                                               3.13       12/15/2007          7,837,232
       3,055,000  FNMA<<                                                               3.25       01/15/2008          2,998,806
       5,600,000  FNMA                                                                 5.75       02/15/2008          5,819,386
      15,000,000  FNMA<<                                                               6.00       05/15/2011         16,372,650
      10,000,000  FNMA<<                                                               5.38       11/15/2011         10,644,480
          46,080  FNMA #190705                                                         6.50       03/01/2009             47,243

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        192,580  FNMA #252260                                                         6.00%      02/01/2014   $        198,877
         202,177  FNMA #253266                                                         8.00       05/01/2030            216,317
       1,044,330  FNMA #253951                                                         7.50       09/01/2031          1,107,319
       1,022,611  FNMA #254218                                                         7.00       02/01/2032          1,072,933
         416,801  FNMA #254223                                                         7.50       02/01/2032            441,940
       3,240,365  FNMA #254372                                                         6.00       07/01/2017          3,346,993
       3,094,867  FNMA #254480                                                         7.00       10/01/2032          3,246,091
       1,732,162  FNMA #254805                                                         5.00       06/01/2013          1,756,641
       4,019,337  FNMA #313689                                                         6.96       08/01/2007          4,169,232
      14,100,575  FNMA #313864<<                                                       6.69       12/01/2007         14,596,090
      10,834,495  FNMA #357464<<                                                       4.50       12/01/2018         10,759,744
       5,872,948  FNMA #386737                                                         5.01       12/01/2013          6,031,268
       7,359,712  FNMA #387402                                                         5.03       05/01/2015          7,604,666
       7,601,000  FNMA #387405<<                                                       5.09       05/01/2015          7,883,607
         239,218  FNMA #417768                                                         6.50       03/01/2028            248,334
         378,099  FNMA #545026                                                         6.50       06/01/2016            391,983
      18,531,291  FNMA #555710<<                                                       4.50       08/01/2018         18,403,437
       1,082,237  FNMA #584829                                                         6.00       05/01/2016          1,117,765
       1,432,377  FNMA #607067                                                         6.00       11/01/2016          1,479,399
         478,591  FNMA #70765                                                          9.00       03/01/2021            523,274
       5,059,223  FNMA #832231                                                         3.50       06/01/2020          4,756,934
      17,480,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B<<                         5.50       09/25/2011         18,515,695
      15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                           5.34       04/25/2012         16,085,507
      15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                            4.49       11/25/2012         15,081,741
      25,000,000  FNMA SERIES 2005-12 CLASS EA                                         4.50       09/25/2014         25,030,280

                                                                                                                    217,647,074
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $326,316,250)                                                                         326,939,584
                                                                                                               ----------------

US TREASURY SECURITIES - 20.88%

US TREASURY BILLS - 0.05%
         220,000  US TREASURY BILL+^                                                   3.04       12/08/2005            217,971
         100,000  US TREASURY BILL+^                                                   3.15       12/08/2005             99,078

                                                                                                                        317,049
                                                                                                               ----------------

US TREASURY BONDS - 1.47%
       7,000,000  US TREASURY BOND<<                                                   6.00       02/15/2026          8,584,296
                                                                                                               ----------------

US TREASURY NOTES - 19.36%
       5,250,000  US TREASURY NOTE<<                                                   6.50       10/15/2006          5,403,604
      50,500,000  US TREASURY NOTE<<                                                   3.00       11/15/2007         49,624,128
      31,000,000  US TREASURY NOTE<<                                                   3.38       02/15/2008         30,660,922
      22,800,000  US TREASURY NOTE<<                                                   3.63       01/15/2010         22,582,693
       3,000,000  US TREASURY NOTE<<                                                  12.00       08/15/2013          3,679,923
       1,150,000  US TREASURY NOTE<<                                                   4.00       02/15/2015          1,146,631

                                                                                                                    113,097,901
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $121,603,237)                                                                    121,999,246
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 47.05%

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.92%
       3,179,997  EVERGREEN MONEY MARKET FUND                                                                         3,179,997
      12,999,988  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             12,999,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
         911,485  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $        911,485

                                                                                                                     17,091,469
                                                                                                               ----------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 44.13%
$      7,153,993  ATLANTIC ASSET SECURITIZATION CORPORATION                            3.55%      09/14/2005          7,144,907
      12,999,987  ATLAS CAPITAL FUNDING LIMITED                                        3.58       09/02/2005         12,998,687
       3,999,996  ATOMIUM FUNDING CORPORATION                                          3.31       09/07/2005          3,997,676
       4,459,996  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.56       09/16/2005          4,453,439
       4,999,995  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.70       10/31/2005          4,969,345
       2,999,997  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.85       11/28/2005          2,972,487
      20,999,979  BEAR STREARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                  $10,000,993)                                                         3.61       09/01/2005         20,999,979
       9,999,990  BHP BILLITON FINANCE                                                 3.60       09/22/2005          9,979,290
       2,229,998  BNP PARIBAS CANADA                                                   3.18       09/13/2005          2,227,366
       4,999,995  BUCKINGHAM CDO LLC                                                   3.55       09/14/2005          4,993,645
       1,999,998  CEDAR SPRINGS CAPITAL COMPANY, LLC                                   3.68       10/20/2005          1,989,978
       4,999,995  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                         3.53       09/16/2005          4,992,645
       7,999,992  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                         3.57       09/19/2005          7,985,832
       4,999,995  CREDIT SUISSE BANK+/-                                                3.61       05/04/2006          4,971,595
       1,907,998  DEUTSCHE BANK+/-                                                     3.72       11/10/2005          1,907,994
       3,199,997  DNB NOR BANK ASA                                                     3.51       09/26/2005          3,192,029
       2,699,997  DNB NOR BANK ASA                                                     3.44       09/29/2005          2,692,491
         999,999  DNB NOR BANK ASA                                                     3.31       09/30/2005            997,119
       1,699,998  DNB NOR BANK ASA                                                     3.62       10/05/2005          1,694,150
         599,999  EDISON ASSET SECURITIZATION LLC                                      3.24       09/12/2005            599,352
         500,000  FAIRWAY FINANCE CORPORATION                                          3.21       09/12/2005            499,460
       7,999,992  FIVE FINANCE INCORPORATED                                            3.44       09/29/2005          7,977,752
       1,999,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       3.73       11/30/2005          1,981,258
       2,999,997  GENERAL ELECTRIC CAPITAL+/-                                          3.91       02/03/2006          3,002,697
      24,999,975  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE
                  $40,003,960)                                                         3.60       09/01/2005         24,999,975
       4,999,995  HARRIER FINANCE FUNDING LLC                                          3.70       11/04/2005          4,966,645
       4,999,995  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.72       06/06/2006          4,999,995
       3,999,996  KLIO FUNDING CORPORATION                                             3.71       10/31/2005          3,975,476
       7,053,993  KLIO II FUNDING CORPORATION                                          3.63       09/23/2005          7,038,545
       2,999,997  LEXINGTON PARKER CAPITAL CORPORATION                                 3.56       09/19/2005          2,994,687
       5,943,994  LEXINGTON PARKER CAPITAL CORPORATION                                 3.74       11/07/2005          5,902,505
       2,999,997  LIQUID FUNDING LIMITED                                               3.66       09/26/2005          2,992,527
       9,999,990  LIQUID FUNDING LIMITED                                               3.47       09/29/2005          9,972,190
         999,999  MERRILL LYNCH & COMPANY+/-                                           3.88       04/18/2006          1,001,459
       2,999,997  MORGAN STANLEY                                                       3.58       09/02/2005          2,999,697
       7,499,993  MORGAN STANLEY+/-                                                    3.64       01/13/2006          7,499,993
       1,999,998  MORGAN STANLEY+/-                                                    3.64       02/03/2006          1,999,998
       2,543,997  MORGAN STANLEY+/-                                                    3.60       08/13/2010          2,544,201
       6,360,994  RACERS TRUST 2004+/-                                                 3.61       05/20/2005          6,361,992
       1,736,998  SCALDIS CAPITAL LIMITED                                              3.59       09/20/2005          1,733,750
       1,899,998  SCALDIS CAPITAL LIMITED                                              3.26       09/21/2005          1,896,255
       2,999,997  SEDNA FINANCE INCORPORATED                                           3.43       09/20/2005          2,994,387
       1,999,998  SLM CORPORATION+/-                                                   3.82       04/25/2006          2,002,258
       6,360,994  TANGO FINANCE CORPORATION+/-                                         3.63       10/26/2006          6,361,821
      12,999,987  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            3.76       07/11/2006         12,999,987
       3,179,997  TRAVELLERS INSURANCE COMPANY+/-                                      3.65       02/10/2006          3,179,933
       6,736,993  UBS FINANCE (DELAWARE) LLC                                           3.60       09/06/2005          6,733,692
         468,000  WHITE PINE FINANCE LLC                                               3.33       09/02/2005            467,953
       9,999,990  WHITE PINE FINANCE LLC                                               3.47       10/03/2005          9,967,590

                                                                                                                    257,808,684
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $274,900,153)                                                         274,900,153
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 15.23%

REPURCHASE AGREEMENTS - 15.23%
      40,000,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $40,004,022)                   3.62       09/01/2005   $     40,000,000
      48,976,000  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $48,980,938)             3.63       09/01/2005         48,976,000

                                                                                                                     88,976,000
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $88,976,000)                                                                      88,976,000
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $869,765,934)*                                     148.92%                                               $    870,098,700

OTHER ASSETS AND LIABILITIES, NET                        (48.92)                                                   (285,838,556)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    584,260,144
                                                        -------                                                ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 57.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 32.32%
      12,239,000  FHLMC<<                                                              3.75%      11/15/2006   $     12,202,002
       7,658,283  FHLMC SERIES 2687 CLASS PW                                           5.50       07/15/2009          7,807,786
      25,119,000  FHLMC SERIES 2695 CLASS GU                                           3.50       11/15/2022         24,739,746
      40,852,162  FHLMC SERIES 2705 CLASS LA                                           4.50       02/15/2023         40,917,231
      26,625,800  FHLMC SERIES 2707 CLASS ON                                           4.00       07/15/2014         26,493,382
      61,635,717  FHLMC SERIES 2727 CLASS PW<<                                         3.57       06/15/2029         60,571,521
      16,342,580  FHLMC SERIES 2962 CLASS XD<<                                         4.50       11/15/2023         16,365,073

                                                                                                                    189,096,741
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.94%
      40,363,000  FNMA<<                                                               3.13       12/15/2007         39,541,774
      67,945,000  FNMA<<                                                               3.10       04/04/2007         67,001,991
       4,335,000  FNMA<<                                                               2.88       04/26/2007          4,256,797
       6,174,476  FNMA #380662                                                         6.19       08/01/2008          6,413,304
       4,425,291  FNMA #381370<<                                                       5.74       03/01/2009          4,578,313
      10,950,000  FNMA SERIES 1993-188 CLASS K                                         6.00       10/25/2008         11,177,810
       1,881,865  FNMA SERIES 1993-240 CLASS PC                                        6.25       07/25/2013          1,892,883
      11,000,000  FNMA SERIES 2005-12 CLASS EA                                         4.50       09/25/2014         11,013,323

                                                                                                                    145,876,195
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $337,520,752)                                                                         334,972,936
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 5.69%
         765,647  BMW VEHICLE OWNER TRUST SERIES 2003-A CLASS A3                       1.94       02/25/2007            763,463
       6,000,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A8 CLASS A       4.40       08/15/2011          6,020,640
       1,680,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS-A4              2.06       12/15/2009          1,636,975
       1,941,276  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08       05/15/2008          1,919,385
       4,015,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1          6.90       10/15/2007          4,028,710
          29,851  FORD CREDIT AUTO OWNER TRUST SERIES 2003-A CLASS A3A                 2.20       07/17/2006             29,828
       5,875,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                  4.17       01/15/2009          5,873,824
       1,483,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                  4.38       01/15/2010          1,488,130
         458,248  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2003-1 CLASS A3            1.92       11/20/2006            457,319
       4,700,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3          2.11       07/15/2008          4,645,735
       1,536,360  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                    2.19       03/17/2008          1,525,917
         198,175  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-        3.84       07/25/2034            198,191
         189,649  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2002-C CLASS A3           2.65       11/15/2006            189,500
         900,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2003-1 CLASS A4           1.93       01/20/2010            877,543
       3,674,116  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3             2.20       01/15/2008          3,643,283

TOTAL ASSET-BACKED SECURITIES (COST $33,578,560)                                                                     33,298,443
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.47%
         301,595  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-               3.89       10/25/2031            301,684
       1,800,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30       06/10/2032          1,970,349
       1,400,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39       12/15/2031          1,548,101
      21,994,000  FNMA SERIES 2003-106 CLASS WB                                        4.50       10/25/2015         22,029,969
      13,821,916  FNMA SERIES 2003-120 CLASS GU                                        4.50       12/25/2013         13,812,127
       9,704,400  FNMA SERIES 2003-122 CLASS OH                                        4.00       08/25/2013          9,641,746
       7,425,422  FNMA SERIES 2003-22 CLASS ML                                         4.50       03/25/2013          7,439,913
      11,398,000  FNMA SERIES 2003-70 CLASS BR                                         3.50       04/25/2022         11,240,868
       1,732,443  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87       07/15/2029          1,798,035
       1,483,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2         6.56       04/13/2031          1,557,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      1,618,925  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1             4.59%      04/15/2030   $      1,629,772

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $73,402,086)                                                         72,970,016
                                                                                                               ----------------

US TREASURY SECURITIES - 22.21%

US TREASURY NOTES - 22.21%
      44,769,000  US TREASURY NOTE<<                                                   3.50       05/31/2007         44,518,920
       8,400,000  US TREASURY NOTE<<                                                   2.75       08/15/2007          8,229,707
      62,178,000  US TREASURY NOTE<<                                                   3.63       06/30/2007         61,939,983
      15,203,000  US TREASURY NOTE                                                     3.88       07/31/2007         15,211,909

                                                                                                                    129,900,519
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $130,195,654)                                                                    129,900,519
                                                                                                               ----------------

REPURCHASE AGREEMENTS - 4.78%
      27,943,000  BEAR STEARNS COMPANIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $27,945,818)                              3.63       09/01/2005         27,943,000

TOTAL REPURCHASE AGREEMENTS (COST $27,943,000)                                                                       27,943,000
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 49.85%

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.37%
         560,999  EVERGREEN MONEY MARKET FUND                                                                           561,000
      12,999,987  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             12,999,987
         292,260  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       292,260

                                                                                                                     13,853,247
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 47.48%
       4,999,995  ALLIANCE & LEICESTER PLC                                             3.27       09/19/2005          4,991,145
       4,999,995  AMERICAN GENERAL FINANCE                                             3.57       09/15/2006          5,000,845
       2,474,998  ANZ NATIONAL LIMITED                                                 3.55       09/09/2005          2,473,067
       1,699,998  APRECO LLC                                                           3.46       09/15/2005          1,697,669
       1,799,998  APRECO LLC                                                           3.64       11/15/2005          1,785,940
       9,706,990  ATLANTIS ONE FUNDING CORPORATION                                     3.29       10/17/2005          9,661,368
       9,999,990  ATOMIUM FUNDING CORPORATION                                          3.31       09/07/2005          9,994,190
       3,999,996  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.70       10/31/2005          3,975,476
       4,999,995  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.85       11/28/2005          4,954,145
      12,999,987  BEAR, STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                  $13,001,291)                                                         3.61       09/01/2005         12,999,987
       1,999,998  BLUE RIDGE ASSET FUNDING CORPORATION                                 3.51       09/30/2005          1,994,238
       4,999,995  BUCKINGHAM CDO LLC                                                   3.55       09/14/2005          4,993,645
       9,999,990  CC USA INCORPORATED                                                  3.31       12/02/2005         10,001,390
         505,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.45       09/07/2005            505,706
       3,999,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.68       10/20/2005          3,979,956
       9,999,990  CONCORD MINUTEMAN CAPITAL COMPANY                                    3.53       09/16/2005          9,985,290
       2,629,997  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                         3.57       09/19/2005          2,625,342
       9,999,990  CREDIT SUISSE FIRST BOSTON NEW YORK                                  3.61       05/04/2006          9,943,190
         336,000  DEUTSCHE BANK NEW YORK                                               3.72       11/10/2005            335,999
       5,599,994  DNB NOR BANK ASA (COMBINED DNB AND UBN)                              3.58       09/29/2005          5,584,426
       7,999,992  DNB NOR BANK ASA (COMBINED DNB AND UBN)                              3.46       10/03/2005          7,974,072
       1,999,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       3.73       11/30/2005          1,981,258
       4,999,995  GENERAL ELECTRIC CAPITAL                                             3.91       02/03/2006          5,004,495
      54,999,946  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $5,005,445)       3.60       09/01/2005         54,999,945
       4,999,995  HARRIER FINANCE FUNDING LLC                                          3.70       11/04/2005          4,966,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      4,999,995  ING USA ANNUITY AND LIFE INSURANCE                                   3.72%      06/06/2006   $      4,999,995
      10,674,989  IRISH LIFE & PERMANENT PLC                                           3.51       09/30/2005         10,644,245
       1,999,998  K2 USA LLC                                                           3.59       11/20/2005          1,989,978
       3,999,996  KLIO FUNDING CORPORATION                                             3.71       10/31/2005          3,975,476
       9,999,990  LEXINGTON PARKER CAPITAL CORPORATION                                 3.56       09/19/2005          9,982,290
       9,999,990  LIBERTY LIGHT US CAPITAL SERIES MTN                                  3.57       05/26/2006         10,000,390
       1,999,998  LIQUID FUNDING LIMITED                                               3.66       09/26/2005          1,995,018
       5,999,994  LIQUID FUNDING LIMITED                                               3.74       10/26/2005          5,966,274
       2,999,997  LIQUID FUNDING LIMITED                                               3.78       11/16/2005          2,976,237
       2,999,997  LIQUID FUNDING LIMITED                                               3.49       12/19/2005          2,999,997
       1,999,998  MONT BLANC CAPITAL CORPORATION                                       3.59       09/26/2005          1,995,018
       3,999,996  MORGAN STANLEY                                                       3.58       09/02/2005          3,999,596
       9,999,990  MORGAN STANLEY                                                       3.64       02/03/2006          9,999,990
         449,000  MORGAN STANLEY                                                       3.60       08/13/2010            449,036
         613,999  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              3.87       12/09/2005            607,565
       1,121,999  RACERS TRUST                                                         3.61       05/20/2005          1,122,175
       1,121,999  TANGO FINANCE CORPORATION                                            3.63       10/25/2006          1,122,145
       5,949,994  TIAA GLOBAL MARKETS                                                  3.72       01/13/2006          5,951,660
       3,999,996  TRANSAMERICA ASSET FUNDING CORPORATION                               3.59       09/12/2005          3,995,676
       9,999,990  TRANSAMERICA OCCIDENTAL LIFE INSURANCE                               3.76       07/11/2006          9,999,990
         560,999  TRAVELERS INSURANCE COMPANY                                          3.65       02/10/2006            560,988

                                                                                                                    277,743,168
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $291,596,415)                                                         291,596,415
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $894,236,467)*                                     152.26%                                               $    890,681,329

OTHER ASSETS AND LIABILITIES, NET                        (52.26)                                                   (305,721,250)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    584,960,079
                                                         ------                                                ----------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
             N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                     453,726,606

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $454,606,814)                                               453,726,606
                                                                                                               ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $454,606,814)                                      100.02%                                               $    453,726,606

OTHER ASSETS AND LIABILITIES, NET                         (0.02)                                                        (98,376)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    453,628,230
                                                         ------                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.29%
             N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                               1,129,306,765

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,122,328,275)                                           1,129,306,765
                                                                                                               ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,122,328,275)                                    100.29%                                               $  1,129,306,765

OTHER ASSETS AND LIABILITIES, NET                         (0.29)                                                     (3,320,734)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $  1,125,986,031
                                                        -------                                                ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 84.20%

AEROSPACE, DEFENSE - 0.78%
$        200,000  ARMOR HOLDINGS INCORPORATED                                          8.25%      08/15/2013   $        217,000
                                                                                                               ----------------

AMUSEMENT & RECREATION SERVICES - 1.60%
         175,000  RIDDELL BELL HOLDINGS INCORPORATED                                   8.38       10/01/2012            177,625
         125,000  TOWN SPORTS INTERNATIONAL INCORPORATED                               9.63       04/15/2011            132,500
         200,000  TOWN SPORTS INTERNATIONAL INCORPORATED o                            11.10       02/01/2014            137,750

                                                                                                                        447,875
                                                                                                               ----------------

APPAREL & ACCESSORY STORES - 0.73%
         185,000  FOOT LOCKER INCORPORATED                                             8.50       01/15/2022            205,350
                                                                                                               ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.65%
         180,000  LEVI STRAUSS AND COMPANY+/-                                          8.25       04/01/2012            180,900
                                                                                                               ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.65%
         185,000  UNITED RENTALS NORTH AMERICA INCORPORATED                            7.75       11/15/2013            180,838
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.54%
         200,000  DR HORTON INCORPORATED                                               6.88       05/01/2013            213,535
         250,000  ERICO INTERNATIONAL CORPORATION                                      8.88       03/01/2012            260,000
         140,000  K HOVNANIAN ENTERPRISES INCORPORATED                                 6.25       01/15/2015            136,064
         100,000  KB HOME                                                              6.25       06/15/2015             99,649

                                                                                                                        709,248
                                                                                                               ----------------

BUSINESS SERVICES - 6.36%
         170,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013            173,400
         200,000  NATIONAL WINE & SPIRITS INCORPORATED                                10.13       01/15/2009            202,000
         305,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010            333,975
         245,000  RAINBOW NATIONAL SERVICES LLC++                                     10.38       09/01/2014            279,300
         300,000  RENT-WAY INCORPORATED                                               11.88       06/15/2010            338,250
         130,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013            136,500
         180,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015            188,100
         119,000  WATERFORD GAMING LLC++                                               8.63       09/15/2012            126,735

                                                                                                                      1,778,260
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 4.35%
         180,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                  10.13       09/01/2008            197,100
         160,000  HUNTSMAN INTERNATIONAL LLC++                                         7.38       01/01/2015            161,600
         135,000  IMC GLOBAL INCORPORATED                                             10.88       08/01/2013            159,638
         175,000  LYONDELL CHEMICAL COMPANY                                           10.50       06/01/2013            201,687
         265,000  OMNOVA SOLUTIONS INCORPORATED                                       11.25       06/01/2010            282,225
         200,000  POLYONE CORPORATION                                                 10.63       05/15/2010            214,750

                                                                                                                      1,217,000
                                                                                                               ----------------

COAL MINING - 1.64%
         300,000  ARCH WESTERN FINANCE LLC                                             6.75       07/01/2013            306,000
         145,000  FOUNDATION PA COAL COMPANY                                           7.25       08/01/2014            152,431

                                                                                                                        458,431
                                                                                                               ----------------

COMMUNICATIONS - 14.79%
          95,000  AIRGATE PCS INCORPORATED+/-                                          7.35       10/15/2011             98,563
         170,000  AT&T CORPORATION                                                     9.75       11/15/2031            222,700
         300,000  CCO HOLDINGS LLC/CCO CAPITAL CORPORATION+/-                          7.54       12/15/2010            297,000
         175,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION          10.25       09/15/2010            180,687

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$        245,000  CHARTER COMMUNICATIONS HOLDINGS LLC/CAPITAL CORPORATION+/-           9.92%      04/01/2011   $        183,750
         240,000  CSC HOLDINGS INCORPORATED SERIES B                                   7.63       04/01/2011            240,600
         210,000  DOBSON CELLULAR SYSTEMS                                              9.88       11/01/2012            231,000
         100,000  EMMIS COMMUNICATIONS+/-                                              9.31       06/15/2012            101,250
         290,000  EMMIS OPERATING COMPANY                                              6.88       05/15/2012            290,000
         165,000  HORIZON PCS INCORPORATED                                            11.38       07/15/2012            191,400
         170,000  INTELSAT BERMUDA LIMITED+/-++                                        8.70       01/15/2012            172,975
         300,000  MCI INCORPORATED                                                     8.74       05/01/2014            336,000
          90,000  NEWPAGE CORPORATION+/-++                                             9.96       05/01/2012             89,550
         107,000  PANAMSAT CORPORATION                                                 9.00       08/15/2014            112,618
         375,000  PAXSON COMMUNICATIONS CORPORATION o                                 11.85       01/15/2009            362,812
         550,000  QWEST CORPORATION+/-++                                               6.67       06/15/2013            576,125
         200,000  QWEST SERVICES CORPORATION                                          14.00       12/15/2014            245,000
         190,000  RURAL CELLULAR CORPORATION                                           9.88       02/01/2010            201,400

                                                                                                                      4,133,430
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 0.78%
         210,000  DOLLAR FINANCIAL GROUP INCORPORATED                                  9.75       11/15/2011            218,400
                                                                                                               ----------------

EATING & DRINKING PLACES - 1.61%
         190,000  CARROLS CORPORATION++                                                9.00       01/15/2013            198,550
         240,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED                   10.00       10/01/2012            251,400

                                                                                                                        449,950
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 7.84%
         150,000  ALLIED WASTE NORTH AMERICA                                           7.88       04/15/2013            154,500
         250,000  CLEAN HARBORS INCORPORATED++                                        11.25       07/15/2012            280,000
         260,000  EL PASO NATURAL GAS COMPANY SERIES A                                 7.63       08/01/2010            278,332
         110,000  IMCO RECYCLING ESCROW INCORPORATED                                   9.00       11/15/2014            116,050
         300,000  INERGY LP/INERGY FINANCE CORPORATION++                               6.88       12/15/2014            292,500
         135,000  NEVADA POWER COMPANY++                                               5.88       01/15/2015            136,350
         160,000  NORTHWESTERN CORPORATION++                                           5.88       11/01/2014            165,220
         100,000  SIERRA PACIFIC RESOURCES                                             8.63       03/15/2014            110,500
         389,999  SIERRA PACIFIC RESOURCES++                                           6.75       08/15/2017            392,925
         270,000  TXU CORPORATION                                                      5.55       11/15/2014            264,710

                                                                                                                      2,191,087
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
- 1.15%
         230,000  LUCENT TECHNOLOGIES INCORPORATED                                     6.45       03/15/2029            201,825
         120,000  MAGNACHIP SEMICONDUCTOR+/-                                           6.66       12/15/2011            120,600

                                                                                                                        322,425
                                                                                                               ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.51%
         130,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012            141,700
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.90%
         120,000  MUELLER GROUP INCORPORATED+/-                                        8.44       11/01/2011            123,450
         120,000  MUELLER GROUP INCORPORATED                                          10.00       05/01/2012            128,550

                                                                                                                        252,000
                                                                                                               ----------------

FOOD STORES - 1.80%
         300,000  AMERICAN SEAFOODS GROUP LLC                                         10.13       04/15/2010            321,750
         165,000  DOANE PET CARE COMPANY                                              10.75       03/01/2010            180,262

                                                                                                                        502,012
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES - 2.21%
$        170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                              8.50%      01/15/2013   $        164,475
         200,000  JC PENNEY COMPANY INCORPORATED                                       8.00       03/01/2010            222,032
         195,000  JC PENNEY COMPANY INCORPORATED                                       7.95       04/01/2017            230,564

                                                                                                                        617,071
                                                                                                               ----------------
HEALTH SERVICES - 1.84%
         140,000  DAVITA INCORPORATED++                                                6.63       03/15/2013            142,100
         135,000  HCA INCORPORATED                                                     5.75       03/15/2014            133,416
         244,999  SELECT MEDICAL CORPORATION                                           7.63       02/01/2015            238,263

                                                                                                                        513,779
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 3.42%
         920,000  TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES
                  HY-2005-1+/-++                                                       7.65       06/15/2015            956,800
                                                                                                               ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
          43,000  TEMPUR-PEDIC                                                        10.25       08/15/2010             47,838
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.76%
         600,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                       13.50       03/01/2010              3,000
         250,000  CHUMASH CASINO & RESORT ENTERPRISE++                                 9.00       07/15/2010            268,437
         227,614  ELDORADO CASINO SHREVEPORT                                          10.00       08/01/2012            220,786

                                                                                                                        492,223
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
          85,000  COLUMBUS MCKINNON CORPORATION++                                      8.88       11/01/2013             86,063
                                                                                                               ----------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.55%
         150,000  CORRECTIONS CORPORATION OF AMERICA                                   7.50       05/01/2011            155,063
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.93%
         250,000  XEROX CAPITAL TRUST I                                                8.00       02/01/2027            260,000
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
         150,000  GENTEK INCORPORATED^^                                               11.00       08/01/2009                  0
         180,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010            194,850

                                                                                                                        194,850
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 0.65%
         163,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED/DISTRIBUIDORA
                  COMERICAL JAFRA SA DE CV                                            10.75       05/15/2011            181,745
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.14%
         160,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                    9.50       02/15/2015            172,000
         455,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.13       01/22/2008            447,371
         280,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014            257,532

                                                                                                                        876,903
                                                                                                               ----------------

OIL & GAS EXTRACTION - 3.07%
          45,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017             45,900
         130,000  FOREST OIL CORPORATION                                               8.00       12/15/2011            142,675
         200,001  HILCORP ENERGY I LIMITED PARTNERSHIP/HILCORP FINANCE COMPANY++      10.50       09/01/2010            222,000
         165,000  PARKER DRILLING COMPANY+/-                                           8.08       09/01/2010            171,600
         130,000  PRIDE INTERNATIONAL INCORPORATED                                     7.38       07/15/2014            141,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION (continued)
$        130,000  VENOCO INCORPORATED                                                  8.75%      12/15/2011   $        134,875

                                                                                                                        858,100
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 2.11%
         160,000  APPLETON PAPERS INCORPORATED                                         8.13       06/15/2011            155,200
         105,000  BOISE CASCADE LLC+/-                                                 6.47       10/15/2012            105,787
         155,000  GEORGIA-PACIFIC CORPORATION                                          8.88       02/01/2010            173,600
         150,000  GRAHAM PACKAGING COMPANY INCORPORATED                                9.88       10/15/2014            155,250

                                                                                                                        589,837
                                                                                                               ----------------

PERSONAL SERVICES - 1.29%
         355,000  SERVICE CORPORATION INTERNATIONAL++                                  7.00       06/15/2017            359,437
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.68%
         180,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010            189,000
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 0.74%
         195,000  GENERAL CABLE CORPORATION                                            9.50       11/15/2010            206,700
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.20%
         180,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013            191,250
         140,000  HOUGHTON MIFFLIN COMPANY                                             7.20       03/15/2011            145,775
         200,000  HOUGHTON MIFFLIN COMPANY o                                          10.03       10/15/2013            155,750
         239,999  PRIMEDIA INCORPORATED+/-                                             9.17       05/15/2010            254,700
         207,000  READER'S DIGEST ASSOCIATION INCORPORATED                             6.50       03/01/2011            212,175
         200,000  UCAR FINANCE INCORPORATED                                           10.25       02/15/2012            214,000

                                                                                                                      1,173,650
                                                                                                               ----------------

REAL ESTATE - 0.28%
          72,000  CB RICHARD ELLIS SERVICES INCORPORATED                               9.75       05/15/2010             79,560
                                                                                                               ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.05%
         275,000  BWAY CORPORATION                                                    10.00       10/15/2010            292,875
                                                                                                               ----------------

TEXTILE MILL PRODUCTS - 1.18%
         200,000  INTERFACE INCORPORATED                                               9.50       02/01/2014            204,000
         120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88       09/15/2013            125,400

                                                                                                                        329,400
                                                                                                               ----------------

TOBACCO PRODUCTS - 1.23%
         325,000  COMMONWEALTH BRANDS INCORPORATED++                                  10.63       09/01/2008            342,875
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 1.85%
         250,000  DELPHI CORPORATION                                                   6.50       08/15/2013            190,625
         205,000  GENERAL MOTORS CORPORATION                                           8.38       07/15/2033            172,200
         160,000  NAVISTAR INTERNATIONAL CORPORATION                                   6.25       03/01/2012            153,600

                                                                                                                        516,425
                                                                                                               ----------------

TRANSPORTATION SERVICES - 0.99%
         260,000  NEFF RENTAL/NEFF FINANCE++                                          11.25       06/15/2012            276,900
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
         130,000  AMERISOURCEBERGEN CORPORATION                                        7.25       11/15/2012            150,475
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.63%
$        165,000  SEALY MATTRESS COMPANY                                               8.25%      06/15/2014   $        176,138
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $23,130,434)                                                                     23,529,613
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 4.99%
         165,000  CP SHIPS LIMITED                                                    10.38       07/15/2012            186,450
         270,000  INTELSAT BERMUDA LIMITED++                                           8.63       01/15/2015            280,125
         100,000  IPSCO INCORPORATED                                                   8.75       06/01/2013            111,500
         170,000  NOVELIS INCORPORATED++                                               7.25       02/15/2015            170,425
         340,000  ROGERS CABLE INCORPORATED                                            6.75       03/15/2015            347,650
         285,000  ROGERS WIRELESS INCORPORATED+/-                                      6.54       12/15/2010            297,112

TOTAL FOREIGN CORPORATE BONDS (COST $1,368,384)                                                                       1,393,262
                                                                                                               ----------------

TERM LOANS - 2.08%
         460,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-++                      6.32       04/08/2010            464,890
         113,750  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-++                  9.53       07/31/2010            117,447

TOTAL TERM LOANS (COST $573,750)                                                                                        582,337
                                                                                                               ----------------

SHARES
COMMON STOCKS - 4.92%

APPAREL & ACCESSORY STORES - 0.43%
           2,200  CARTER'S INCORPORATED+                                                                                119,702
                                                                                                               ----------------

COMMUNICATIONS - 0.51%
           9,000  DIRECTV GROUP INCORPORATED+                                                                           143,190
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.54%
          10,450  SIERRA PACIFIC RESOURCES+                                                                             152,361
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
          17,300  JACUZZI BRANDS INCORPORATED+                                                                          142,379
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.49%
           1,306  WILLIAMS HOLDINGS OF DELAWARE++                                                                       137,130
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.09%
           5,000  AZTAR CORPORATION+                                                                                    167,000
          12,700  MTR GAMING GROUP INCORPORATED+                                                                        117,348
           1,982  SHREVEPORT GAMING HOLDINGS I+(a)                                                                       19,463

                                                                                                                        303,811
                                                                                                               ----------------

OIL & GAS EXTRACTION - 0.84%
           7,400  CHESAPEAKE ENERGY CORPORATION                                                                         233,914
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 0.51%
           9,150  GENERAL CABLE CORPORATION                                                                             143,564
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $1,117,056)                                                                                 1,376,051
                                                                                                               ----------------

PREFERRED STOCKS - 0.00%
             350  ADELPHIA COMMUNICATIONS CORPORATION+                                                                       70

TOTAL PREFERRED STOCKS (COST $32,550)                                                                                        70
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 3.39%

MUTUAL FUNDS - 3.35%
         937,085  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $        937,085
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.04%
         $10,000  US TREASURY BILL^                                                    2.96%      09/22/2005              9,981
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $947,066)                                                                            947,066
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,169,240)*                                       99.58%                                               $     27,828,399

OTHER ASSETS AND LIABILITIES, NET                          0.42                                                         118,160
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     27,946,559
                                                         ------                                                ----------------

o     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $937,085.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 28.36%
$      1,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       4.32%      10/25/2033   $      1,011,121
         500,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-            3.44       10/25/2034            494,731
         500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                   3.89       03/15/2012            502,882
       5,072,766  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES 2003
                  -ABF1 CLASS AIO(C)                                                   4.00       03/25/2006             89,266
         500,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009            505,257
         999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               4.29       03/25/2034          1,003,227
       1,000,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                  4.24       05/25/2033          1,004,031
         156,614  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS
                  AF1+/-                                                               3.84       10/25/2022            156,632
         222,224  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          3.81       05/15/2028            222,374
         203,657  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          3.86       02/15/2034            204,262
         375,237  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         3.87       12/15/2033            375,949
         474,803  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                    3.17       09/08/2007            473,265
       1,404,453  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+++/-                     4.26       11/10/2030          1,404,453
         216,052  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             2.47       09/25/2033            216,682
         500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+++/-        3.85       11/16/2007            500,050
         590,028  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    3.76       08/25/2035            590,028
         125,757  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS AF1+/-        3.86       11/25/2034            125,765
          30,504  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-
                  RZ5 CLASS A2                                                         3.18       03/25/2027             30,415
          63,513  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                         3.88       03/25/2032             63,558
       1,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                  CLASS MII1+/-                                                        4.27       10/25/2033            999,909
       1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3
                  CLASS M1+/-                                                          4.59       04/25/2033          1,005,044
         106,194  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  4.12       12/25/2034            106,758

TOTAL ASSET-BACKED SECURITIES (COST $11,054,450)                                                                     11,085,659
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.85%
         194,945  ABN AMRO MORTGAGE CORPORATION SERIES 2002-1A CLASS 1A1+/-            5.85       06/25/2032            194,305
          69,321  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1
                  +/-                                                                  6.58       10/20/2032             70,321
       3,647,384  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO
                  +/-(C)                                                               1.40       03/25/2007             38,099
          96,830  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES 2001
                  -HYB1 CLASS 2A1+/-                                                   4.75       06/19/2031             99,214
          89,227  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES 2004
                  -30 CLASS 3A1+/-                                                     5.16       09/25/2034             90,919
         274,441  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A        7.45       06/10/2033            279,868
         165,811  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-         4.66       01/25/2022            165,302
         153,077  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-        3.97       02/20/2021            152,267
         752,464  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50       02/25/2042            823,959
         595,354  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031            642,312
         357,922  FNMA SERIES 1990-77 CLASS D                                          9.00       06/25/2020            386,176
         478,670  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                           4.49       05/25/2042            490,881
         126,545  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                           2.20       07/25/2037            125,317
         271,508  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          5.65       06/25/2033            274,166
         213,648  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                          4.43       08/25/2042            220,866
         708,987  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.40       08/25/2042            727,675
         199,412  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-
                  C2 CLASS A1                                                          7.27       08/16/2033            203,767
         327,492  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                    8.00       09/19/2027            351,340
         373,083  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-               4.04       06/25/2034            374,461
         293,962  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+++/-               4.22       06/25/2034            304,860
         397,571  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                   5.22       04/25/2032            399,034
         132,839  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-            12.66       06/25/2024            131,103
       2,399,964  IMPAC CMB TRUST SERIES 2003-4 CLASS 3AIO(C)                          6.00       09/25/2005                286
      10,948,477  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                  AX1+/-(C)                                                            0.80       11/25/2034            119,749
         500,000  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035            501,450
         160,307  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS 4A
                  1+/-                                                                 6.18       10/25/2032            160,543
         973,323  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+++/-                   4.75       09/10/2035            989,010
         358,235  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                  A+/-                                                                 4.56       11/25/2020            357,225
         447,099  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                          5.00       08/20/2032            451,360
         304,279  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+++/-                                                               8.54       07/15/2027            311,007
      10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                  IO3+++/-(C)                                                          1.59       11/15/2034            300,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$         60,053  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-          4.82%      10/25/2032   $         60,198
         105,004  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-          4.38       12/25/2032            104,241
         268,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-           3.07       08/25/2033            263,358
         331,139  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-            5.30       12/28/2037            331,553

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,466,760)                                                         10,496,657
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 23.18%

AMUSEMENT & RECREATION SERVICES - 0.41%
         155,000  CAESARS ENTERTAINMENT INCORPORATED                                   8.50       11/15/2006            162,194
                                                                                                               ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.46%
         180,000  JOHNSON CONTROLS INCORPORATED                                        5.00       11/15/2006            181,170
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.26%
          95,000  DR HORTON INCORPORATED                                               7.50       12/01/2007            100,194
                                                                                                               ----------------

BUSINESS SERVICES - 0.43%
         165,000  CENDANT CORPORATION                                                  6.88       08/15/2006            168,576
                                                                                                               ----------------

COMMUNICATIONS - 4.31%
         110,000  ALLTEL CORPORATION                                                   4.66       05/17/2007            110,683
         180,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006            182,250
         380,000  CLEAR CHANNEL COMMUNICATIONS                                         3.13       02/01/2007            371,935
         150,000  COX COMMUNICATIONS INCORPORATED                                      7.75       08/15/2006            154,392
         210,000  LENFEST COMMUNICATIONS INCORPORATED                                  8.38       11/01/2005            211,354
          45,000  LIBERTY MEDIA CORPORATION+/-                                         4.91       09/17/2006             45,313
         100,000  QWEST CORPORATION+++/-                                               6.64       06/15/2013            104,750
         260,000  UNIVISION COMMUNICATIONS INCORPORATED                                2.88       10/15/2006            255,215
         245,000  VERIZON WIRELESS CAPITAL LLC                                         5.38       12/15/2006            248,570

                                                                                                                      1,684,462
                                                                                                               ----------------

COMPUTER HARDWARE - 0.51%
         200,000  IBM CORPORATION                                                      3.80       02/01/2008            198,181
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 3.01%
         600,000  BANK OF AMERICA CORPORATION                                          5.25       02/01/2007            609,017
         350,000  BANK ONE NA                                                          6.25       02/15/2008            366,089
         200,000  SOVEREIGN BANCORP+++/-                                               4.14       03/01/2009            199,967

                                                                                                                      1,175,073
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.88%
         110,000  ENTERGY GULF STATESINCORPORATED                                      5.12       08/01/2010            109,983
         200,000  ENTERGY GULF STATES INCORPORATED+/-                                  3.73       12/01/2009            200,520
          50,000  FPL GROUP CAPITAL INCORPORATED                                       3.25       04/11/2006             49,813
         225,000  NISOURCE FINANCE CORPORATION                                         7.63       11/15/2005            226,476
         145,000  TXU CORPORATION SERIES J                                             6.38       06/15/2006            146,881

                                                                                                                        733,673
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
         120,000  BALL CORPORATION                                                     7.75       08/01/2006            122,400
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 0.43%
         165,000  CONAGRA FOODS INCORPORATED                                           9.88       11/15/2005            166,577
                                                                                                               ----------------

HEALTH SERVICES - 0.49%
         185,000  CAREMARK RX INCORPORATED                                             7.38       10/01/2006            190,066
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.32%
$        505,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                      5.63%      05/15/2007   $        515,434
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.02%
         250,000  HARRAH'S OPERATING COMPANY INCORPORATED                              7.88       12/15/2005            251,875
         145,000  MGM MIRAGE INCORPORATED                                              7.25       10/15/2006            147,719

                                                                                                                        399,594
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.64%
         250,000  JOHN DEERE CAPITAL CORPORATION                                       3.88       03/07/2007            249,003
                                                                                                               ----------------

INSURANCE CARRIERS - 1.80%
         500,000  PROTECTIVE LIFE US FUNDING TRUST++                                   5.88       08/15/2006            506,216
         200,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                 4.10       11/15/2006            199,344

                                                                                                                        705,560
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.43%
         175,000  FORD MOTOR CREDIT COMPANY                                            6.50       01/25/2007            176,551
         355,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     5.38       03/15/2007            361,715
         185,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                             4.56       07/16/2007            181,699
         225,000  HSBC FINANCE CORPORATION                                             8.88       02/15/2006            229,388

                                                                                                                        949,353
                                                                                                               ----------------

OIL & GAS EXTRACTION - 0.89%
         200,000  DEVON ENERGY CORPORATION                                             2.75       08/01/2006            196,414
         150,000  KERR - MCGEE CORPORATION                                             8.13       10/15/2005            150,575

                                                                                                                        346,989
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 1.33%
         500,000  INTERNATIONAL PAPER COMPANY                                          6.50       11/15/2007            520,414
                                                                                                               ----------------

REAL ESTATE - 0.15%
          55,000  K. HOVNANIAN ENTERPRISES                                            10.50       10/01/2007             60,500
                                                                                                               ----------------

TOBACCO PRODUCTS - 0.35%
         135,000  ALTRIA GROUP INCORPORATED                                            6.38       02/01/2006            136,001
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 0.75%
         295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            3.61       03/07/2007            294,619
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $9,065,994)                                                                       9,060,033
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 3.40%
         320,000  FRANCE TELECOM                                                       7.45       03/01/2006            324,774
         285,000  PREFERRED TERM SECURITIES XV+++/-                                    5.00       09/26/2034            285,713
         399,999  REGIONAL DIVERSIFIED FUNDING+++/-                                    4.45       01/25/2036            400,000
         305,000  TELUS CORPORATION                                                    7.50       06/01/2007            320,587

TOTAL FOREIGN CORPORATE BONDS@ (COST $1,334,794)                                                                      1,331,074
                                                                                                               ----------------

MUNICIPAL BONDS & NOTES - 1.29%

NEW JERSEY - 0.52%
         205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B   (OTHER REVENUE LOC)       5.43       04/13/2007            204,819
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OHIO - 0.77%
$        300,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)+/-                         3.35%      06/01/2033   $        300,231
                                                                                                               ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $505,000)                                                                           505,050
                                                                                                               ----------------

AGENCY SECURITIES - 14.15%

FEDERAL HOME LOAN BANK - 0.33%
         130,000  FHLB                                                                 3.38       10/05/2007            128,340
                                                                                                               ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.53%
          78,844  FHLMC #1B0145+/-                                                     6.03       10/01/2031             80,168
         377,173  FHLMC #555514                                                        9.00       10/01/2019            421,042
         549,834  FHLMC #555519                                                        9.00       12/01/2016            598,552
         128,008  FHLMC #786823+/-                                                     6.02       07/01/2029            134,380
         180,363  FHLMC #788792+/-                                                     6.15       01/01/2029            188,457
         117,877  FHLMC #789272+/-                                                     5.69       04/01/2032            121,751
         153,058  FHLMC #789483+/-                                                     5.68       06/01/2032            158,350
          11,237  FHLMC #865456+/-                                                     5.45       07/01/2010             11,242
          97,274  FHLMC #A01734                                                        9.00       08/01/2018            105,808
         458,222  FHLMC #G10747                                                        7.50       10/01/2012            489,236
         287,821  FHLMC #G11209                                                        7.50       12/01/2011            302,786
         312,478  FHLMC #G11391                                                        7.50       06/01/2012            329,948

                                                                                                                      2,941,720
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.51%
         397,856  FNMA #100254                                                         8.00       12/15/2024            426,081
         357,975  FNMA #100255                                                         8.33       07/15/2020            397,384
         386,214  FNMA #100259                                                         7.50       12/15/2009            399,860
          34,319  FNMA #149167                                                        10.50       08/01/2020             39,521
          68,276  FNMA #365418+/-                                                      4.51       01/01/2023             68,966
          65,557  FNMA #372179                                                        11.00       04/01/2012             71,191
         181,012  FNMA #545460+/-                                                      5.82       11/01/2031            187,168
         168,268  FNMA #675491+/-                                                      5.79       04/01/2033            173,816

                                                                                                                      1,763,987
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.78%
         281,991  GNMA #781540                                                         7.00       05/15/2013            295,609
         376,364  GNMA #781614                                                         7.00       06/15/2033            399,832

                                                                                                                        695,441
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $5,302,069)                                                                             5,529,488
                                                                                                               ----------------

US TREASURY SECURITIES - 0.13%

US TREASURY BILLS - 0.13%
          50,000  US TREASURY BILL^                                                    3.30       10/27/2005             49,744
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $49,744)                                                                              49,744
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 2.91%

US Treasury Securities - 2.91%
       1,136,486  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                 $      1,136,486
Total US Treasury Securities (Cost $1,136,486)                                                                        1,136,486

TOTAL SHORT-TERM INVESTMENTS (COST $1,136,486)                                                                        1,136,486
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $38,915,297)*                                      100.27%                                               $     39,194,191

OTHER ASSETS AND LIABILITIES, NET                         (0.27)                                                       (104,365)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $     39,089,826
                                                         ------                                                ----------------

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,136,486.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$          1,530  FHLMC #170027                                                       14.75%      03/01/2010   $          1,724
           4,549  FHLMC #170065                                                       14.00       09/01/2012              5,248

                                                                                                                          6,972
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
           2,436  GNMA #45265                                                         15.00       08/15/2011              2,809
           1,513  GNMA #53809                                                         15.00       02/15/2012              1,750
           2,265  GNMA #54340                                                         15.00       05/15/2012              2,621

                                                                                                                          7,180
                                                                                                               ----------------

SMALL BUSINESS ADMINISTRATION - 0.01%
         349,228  SBA #40013(C)++                                                      2.33       09/30/2017              8,731
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $596,522)                                                                                  22,883
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 79.19%

APPAREL & ACCESSORY STORES - 0.70%
       2,735,000  MAY DEPARTMENT STORES COMPANY                                        6.65       07/15/2024          3,000,046
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.07%
       2,075,000  DR HORTON INCORPORATED                                               6.88       05/01/2013          2,215,432
       2,435,000  KB HOME<<                                                            5.75       02/01/2014          2,361,273

                                                                                                                      4,576,705
                                                                                                               ----------------

BUSINESS SERVICES - 1.48%
       2,116,000  BEAVER VALLEY II FUNDING CORPORATION                                 8.63       06/01/2007          2,186,590
       2,829,000  CENDANT CORPORATION                                                  6.25       03/15/2010          2,997,563
         995,000  SB TREASURY COMPANY LLC+++/-                                         9.40       12/31/2049          1,110,402

                                                                                                                      6,294,555
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 0.50%
       2,070,000  LUBRIZOL CORPORATION                                                 5.50       10/01/2014          2,143,123
                                                                                                               ----------------

COMMUNICATIONS - 15.29%
       2,230,000  AT&T CORPORATION                                                     9.75       11/15/2031          2,921,300
       2,135,000  CINGULAR WIRELESS SERVICES                                           8.75       03/01/2031          2,997,621
       1,690,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006          1,711,125
       2,430,000  COX COMMUNICATIONS INCORPORATED                                      4.63       01/15/2010          2,408,616
       3,109,000  COX COMMUNICATIONS INCORPORATED<<                                    6.75       03/15/2011          3,361,612
       3,940,000  NEWS AMERICA HOLDINGS<<                                              8.25       08/10/2018          4,950,866
         755,000  NEWS AMERICA INCORPORATION                                           7.25       05/18/2018            877,127
       2,055,000  QWEST CORPORATION++                                                  7.63       06/15/2015          2,106,375
       8,830,000  SPRINT CAPITAL CORPORATION                                           6.88       11/15/2028         10,118,694
      11,655,000  TCI COMMUNICATIONS INCORPORATED                                      7.88       08/01/2013         13,763,145
       6,800,000  TIME WARNER ENTERTAINMENT COMPANY LP                                10.15       05/01/2012          8,673,128
       3,975,000  TIME WARNER ENTERTAINMENT COMPANY LP<<                               8.38       07/15/2033          5,160,154
       2,160,000  VERIZON FLORIDA INCORPORATED SERIES F                                6.13       01/15/2013          2,320,698
       2,420,000  VIACOM INCORPORATED                                                  5.50       05/15/2033          2,306,674
       1,395,000  WALT DISNEY COMPANY SERIES MTNB                                      5.88       12/15/2017          1,516,156

                                                                                                                     65,193,291
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS - 1.58%
$      1,695,000  M&T BANK CORPORATION+++/-                                            3.85%      04/01/2013   $      1,670,358
       2,605,000  WASHINGTON MUTUAL CAPITAL I                                          8.38       06/01/2027          2,892,436
       2,000,000  ZIONS BANCORPORATION                                                 6.00       09/15/2015          2,174,742

                                                                                                                      6,737,536
                                                                                                               ----------------

EATING & DRINKING PLACES - 1.40%
       3,040,000  DARDEN RESTAURANTS                                                   6.00       08/15/2035          3,121,347
       2,355,000  YUM! BRANDS INCORPORATED                                             8.88       04/15/2011          2,836,080

                                                                                                                      5,957,427
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 9.55%
       2,155,000  APPALACHIAN POWER COMPANY                                            5.00       06/01/2017          2,166,820
       2,250,000  CAROLINA POWER & LIGHT COMPANY                                       5.15       04/01/2015          2,320,756
       1,125,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                    5.70       03/15/2013          1,195,818
       1,825,000  CLEVELAND ELECTRIC ILLUMINATION                                      5.65       12/15/2013          1,911,105
       3,145,000  COLUMBUS SOUTHERN POWER COMPANY SERIES C                             5.50       03/01/2013          3,298,781
       1,300,000  CONSUMERS ENERGY COMPANY                                             5.50       08/15/2016          1,357,905
       3,660,000  CONSUMERS ENERGY COMPANY SERIES B                                    5.38       04/15/2013          3,772,157
       1,845,000  FPL ENERGY NATIONAL WIND++                                           6.13       03/25/2019          1,785,720
       3,485,000  IPALCO ENTERPRISES INCORPORATED                                      8.38       11/14/2008          3,737,662
         955,000  IPALCO ENTERPRISES INCORPORATED                                      8.63       11/14/2011          1,074,375
       3,045,000  MONONGAHELA POWER COMPANY                                            6.70       06/15/2014          3,439,477
       2,065,000  NEVADA POWER COMPANY++                                               5.88       01/15/2015          2,085,650
       1,150,000  PACIFIC GAS & ELECTRIC COMPANY                                       3.60       03/01/2009          1,121,864
         770,000  POTOMAC EDISON COMPANY++                                             5.35       11/15/2014            798,975
       2,160,000  PUGET SOUND ENERGY INCORPORATED                                      5.48       06/01/2035          2,238,795
       4,630,000  SOUTHERN CALIFORNIA EDISON COMPANY                                   4.65       04/01/2015          4,616,763
       3,490,000  WESTAR ENERGY INCORPORATED                                           6.00       07/01/2014          3,799,242

                                                                                                                     40,721,865
                                                                                                               ----------------

EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE - 0.44%
       1,820,000  MASHANTUCKET WEST PEQUOT++                                           5.91       09/01/2021          1,888,032
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 4.11%
       2,975,000  GENERAL MILLS INCORPORATED                                           5.13       02/15/2007          3,007,142
       5,720,000  KRAFT FOODS INCORPORATED<<                                           5.25       10/01/2013          5,932,938
       1,690,000  MILLER BREWING CORPORATION++                                         5.50       08/15/2013          1,767,948
       1,790,000  SMITHFIELD FOODS INCORPORATED                                        7.00       08/01/2011          1,843,700
       3,100,000  TYSON FOODS INCORPORATED                                             7.25       10/01/2006          3,190,938
       1,520,000  TYSON FOODS INCORPORATION                                            8.25       10/01/2011          1,789,998

                                                                                                                     17,532,664
                                                                                                               ----------------

FOOD STORES - 2.06%
       1,560,000  ALBERTSON'S INCORPORATED                                             7.45       08/01/2029          1,756,944
       1,680,000  DELHAIZE AMERICA INCORPORATED                                        9.00       04/15/2031          2,068,214
       1,520,000  KROGER COMPANY SERIES B                                              7.70       06/01/2029          1,851,234
       1,840,000  SAFEWAY INCORPORATED                                                 4.80       07/16/2007          1,847,612
       1,085,000  SAFEWAY INCORPORATED                                                 7.25       02/01/2031          1,241,920

                                                                                                                      8,765,924
                                                                                                               ----------------

FORESTRY - 1.95%
       4,023,000  WEYERHAEUSER COMPANY                                                 5.95       11/01/2008          4,202,330
       3,725,000  WEYERHAEUSER COMPANY                                                 6.75       03/15/2012          4,100,815

                                                                                                                      8,303,145
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES - 0.82%
$      3,135,000  JC PENNEY COMPANY INCORPORATED<<                                     8.00%      03/01/2010   $      3,480,348
                                                                                                               ----------------

HEALTH SERVICES - 0.48%
       1,755,000  WASTE MANAGEMENT INCORPORATED                                        7.10       08/01/2026          2,050,632
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 2.64%
       2,230,000  FARMERS EXCHANGE CAPITAL++                                           7.05       07/15/2028          2,405,802
       2,210,000  FUND AMERICAN COMPANIES INCORPORATED<<                               5.88       05/15/2013          2,295,171
       3,305,000  JP MORGAN CHASE & COMPANY                                            5.13       09/15/2014          3,385,216
       3,075,000  OMX TIMBER FINANCE INVESTMENTS I LLC++                               5.42       01/29/2020          3,172,231

                                                                                                                     11,258,420
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.47%
       1,935,000  HARRAH'S OPERATING COMPANY INCORPORATED                              5.50       07/01/2010          1,987,497
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.64%
       2,750,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED++                     4.75       12/01/2009          2,742,509
                                                                                                               ----------------

INSURANCE CARRIERS - 1.05%
       2,750,000  FIDELITY NATIONAL FINANCIAL INCORPORATED                             7.30       08/15/2011          2,975,926
       1,470,000  METLIFE INCORPORATED                                                 5.00       06/15/2015          1,488,059

                                                                                                                      4,463,985
                                                                                                               ----------------

MUNICIPAL - 0.31%
       1,375,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA BOARD ANTICIPATION
                  NOTES   (GENERAL OBLIGATION - STATES, TERRITORIES LOC)^              5.64       02/01/2006          1,343,430
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 7.24%
       1,670,000  AMERICAN GENERAL FINANCE CORPORATION                                 4.88       05/15/2010          1,691,231
       2,250,000  CAPITAL ONE BANK                                                     5.00       06/15/2009          2,289,908
       2,880,000  CAPITAL ONE BANK                                                     6.50       06/13/2013          3,169,659
       9,130,000  FORD MOTOR CREDIT COMPANY                                            6.63       06/16/2008          9,112,069
       4,600,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009          4,580,625
       3,840,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.88       08/28/2012          3,609,865
       1,645,000  HSBC FINANCE CORPORATION<<                                           4.75       04/15/2010          1,663,557
       2,525,000  MBNA CORPORATION SERIES MTN                                          5.63       11/30/2007          2,595,341
       2,120,000  RESIDENTIAL CAPITAL CORPORATION++                                    6.38       06/30/2010          2,164,090

                                                                                                                     30,876,345
                                                                                                               ----------------

OIL & GAS EXTRACTION - 4.13%
       4,040,000  DEVON FINANCING CORPORATION ULC                                      7.88       09/30/2031          5,292,008
       2,235,000  ENERGY TRANSFER PARTNERS                                             5.95       02/01/2015          2,293,083
       2,160,000  PEMEX PROJECT FUNDING MASTER TRUST++                                 8.85       09/15/2007          2,338,200
       1,665,000  PEMEX PROJECT FUNDING MASTER TRUST++                                 5.75       12/15/2015          1,669,162
       1,385,000  PEMEX PROJECT FUNDING MASTER TRUST                                   8.63       02/01/2022          1,696,625
       1,445,000  TALISMAN ENERGY INCORPORATED                                         5.13       05/15/2015          1,471,194
       2,620,000  XTO ENERGY INCORPORATED                                              6.25       04/15/2013          2,854,223

                                                                                                                     17,614,495
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 1.30%
       1,840,000  BEMIS COMPANY INCORPORATED                                           4.88       04/01/2012          1,858,562
       3,355,000  INTERNATIONAL PAPER COMPANY                                          6.75       09/01/2011          3,695,539

                                                                                                                      5,554,101
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 2.82%
$      3,375,000  AMERADA HESS CORPORATION                                             7.13%      03/15/2033   $      4,028,376
       1,345,000  CONOCO INCORPORATED                                                  6.95       04/15/2029          1,699,406
       2,670,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B<<                            5.60       10/15/2014          2,736,809
       3,165,000  VALERO ENERGY CORPORATION                                            6.88       04/15/2012          3,546,275

                                                                                                                     12,010,866
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 3.64%
       3,065,000  CENTERPOINT ENERGY RESOURCES CORPORATION                             7.75       02/15/2011          3,514,850
         915,000  KINDER MORGAN ENERGY PARTNERS                                        5.13       11/15/2014            921,266
       1,565,000  KINDER MORGAN INCORPORATED                                           6.50       09/01/2012          1,713,509
       4,425,000  KN CAPITAL TRUST I SERIES B                                          8.56       04/15/2027          4,815,196
       2,155,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP                     5.63       12/15/2013          2,230,414
       1,910,000  TEXAS EASTERN TRANSMISSION LP                                        7.00       07/15/2032          2,321,764

                                                                                                                     15,516,999
                                                                                                               ----------------

RAILROAD TRANSPORTATION - 3.46%
       1,240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             8.13       04/15/2020          1,629,029
       1,520,000  CSX CORPORATION                                                      6.30       03/15/2012          1,657,543
       3,842,000  NORFOLK SOUTHERN CORPORATION                                         5.64       05/17/2029          4,018,290
       4,480,000  UNION PACIFIC CORPORATION                                            5.75       10/15/2007          4,598,017
       2,590,000  UNION PACIFIC CORPORATION                                            6.50       04/15/2012          2,856,884

                                                                                                                     14,759,763
                                                                                                               ----------------

REAL ESTATE - 3.72%
       5,455,000  EOP OPERATING LIMITED PARTNERSHIP                                    6.75       02/15/2012          6,023,787
       2,785,000  EQUITY ONE INCORPORATED                                              3.88       04/15/2009          2,686,642
       2,075,000  ERP OPERATING LP                                                     6.95       03/02/2011          2,292,759
       2,660,000  HRPT PROPERTIES TRUST                                                5.75       02/15/2014          2,765,105
       1,880,000  LIBERTY PROPERTY LP                                                  7.25       03/15/2011          2,093,679

                                                                                                                     15,861,972
                                                                                                               ----------------

REITS - 0.50%
       2,155,000  SIMON PROPERTY GROUP LP++                                            5.10       06/15/2015          2,153,004
                                                                                                               ----------------

TOBACCO PRODUCTS - 1.50%
       2,480,000  ALTRIA GROUP INCORPORATED                                            7.65       07/01/2008          2,676,959
       3,340,000  UST INCORPORATED                                                     6.63       07/15/2012          3,702,400

                                                                                                                      6,379,359
                                                                                                               ----------------

TRANSPORTATION BY AIR - 1.89%
       1,300,000  LOCKHEED MARTIN CORPORATION                                          8.50       12/01/2029          1,866,119
       2,555,000  NORTHROP GRUMMAN CORPORATION                                         7.75       03/01/2016          3,178,716
       2,437,000  RAYTHEON COMPANY                                                     7.20       08/15/2027          3,037,284

                                                                                                                      8,082,119
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 1.56%
       3,575,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50       11/15/2013          3,839,550
       2,235,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               8.50       01/18/2031          2,803,110

                                                                                                                      6,642,660
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.89%
       1,820,000  AVNET INCORPORATION                                                  6.00       09/01/2015          1,828,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
$      2,010,000  HUGHES SUPPLY INCORPORATED++                                         5.50%      10/15/2014   $      1,984,358

                                                                                                                      3,812,372
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $323,011,396)                                                                   337,705,189
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 8.58%
       2,270,000  AMERICA MOVIL SA DE CV                                               5.50       03/01/2014          2,277,607
       2,230,000  BT GROUP PLC                                                         8.88       12/15/2030          3,160,488
       1,530,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030          2,067,218
       1,920,000  ENCANA CORPORATION                                                   6.50       08/15/2034          2,237,088
       2,180,000  GRUPO TELEVISA SA++                                                  6.63       03/18/2025          2,212,700
       2,460,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                            6.25       01/24/2014          2,625,452
       3,355,000  ROGERS WIRELESS INCORPORATED                                         6.38       03/01/2014          3,413,712
       2,590,000  TELECOM ITALIA CAPITAL SA++                                          4.00       01/15/2010          2,521,761
       4,770,000  TELECOM ITALIA CAPITAL SA++                                          4.95       09/30/2014          4,736,496
       2,710,000  TYCO INTERNATIONAL GROUP SA                                          6.00       11/15/2013          2,929,808
       2,595,000  UFJ FINANCE ARUBA AEC<<                                              6.75       07/15/2013          2,907,804
       4,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                        7.38       12/15/2028          5,491,114

TOTAL FOREIGN CORPORATE BONDS (COST $33,956,001)                                                                     36,581,248
                                                                                                               ----------------

FOREIGN GOVERNMENT BONDS - 3.41%
       1,520,000  BURLINGTON RESOURCES FINANCIAL                                       7.20       08/15/2031          1,901,907
       1,690,000  CONTROLADORA COMERCIAL MEXICANA++                                    6.63       06/01/2015          1,733,014
       4,580,000  UNITED MEXICAN STATES                                                7.50       01/14/2012          5,209,750
       2,870,000  UNITED MEXICAN STATES SERIES MTN                                     8.30       08/15/2031          3,637,725
       1,920,000  UNITED MEXICAN STATES SERIES MTNA<<                                  6.75       09/27/2034          2,081,280

TOTAL FOREIGN GOVERNMENT BONDS (COST $13,028,347)                                                                    14,563,676
                                                                                                               ----------------

MUNICIPAL BONDS & NOTES - 0.53%

IOWA - 0.11%
         470,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA (EXCISE TAX REVENUE
                  LOC)                                                                 6.79       06/01/2010            484,631
                                                                                                               ----------------

LOUISIANA - 0.42%
       1,767,414  TOBACCO SETTLEMENT FINANCING CORPORATION LA (OTHER REVENUE
                  LOC)                                                                 6.36       05/15/2025          1,774,201
                                                                                                               ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,218,837)                                                                       2,258,832
                                                                                                               ----------------

US TREASURY SECURITIES - 4.91%

US TREASURY BILLS - 0.08%
          10,000  US TREASURY BILL^                                                    3.23       10/20/2005              9,956
         220,000  US TREASURY BILL+^                                                   3.30       10/27/2005            218,875
         100,000  US TREASURY BILL+^                                                   3.18       10/13/2005             99,616
          15,000  US TREASURY BILL+^                                                   3.37       10/27/2005             14,923

                                                                                                                        343,370
                                                                                                               ----------------

US TREASURY BONDS - 3.64%
       1,545,000  US TREASURY BOND<<                                                   8.50       02/15/2020          2,248,820
      11,300,000  US TREASURY BOND<<                                                   5.38       02/15/2031         13,248,369

                                                                                                                     15,497,189
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                                                     VALUE
US TREASURY NOTES - 1.19%
$      2,850,000  US TREASURY NOTE<<                                                   4.13%      08/15/2010   $      2,883,177
       2,165,000  US TREASURY NOTE<<                                                   4.25       08/15/2015          2,205,931

                                                                                                                      5,089,108
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $20,743,196)                                                                      20,929,667
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 8.34%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.25%
         118,845  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                118,846
         953,122  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       953,122

                                                                                                                      1,071,968

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.09%
       1,999,998  ATOMIUM FUNDING CORPORATION                                          3.41       09/12/2005          1,997,838
       1,499,999  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B                           3.55       09/08/2006          1,499,998
       1,999,998  GALAXY FUNDING INCORPORATED                                          3.43       09/29/2005          1,994,438
         999,999  GEMINI SECURITIZATION INCORPORATED                                   3.52       09/29/2005            997,219
      15,999,984  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE
                  $16,001,584)                                                         3.60       09/01/2005         15,999,984
       1,999,998  ING USA ANNUITY AND LIFE INSURANCE                                   3.72       06/06/2006          1,999,998
       1,499,999  LEGACY CAPITAL CORPORATION LLC                                       3.54       09/06/2005          1,499,263
       1,499,999  LEXINGTON PARKER CAPITAL CORPORATION                                 3.66       10/14/2005          1,493,474
       1,999,998  LIBERTY LIGHT US CAPITAL SERIES MTN                                  3.57       05/26/2006          2,000,078
         999,999  LIQUID FUNDING LIMITED                                               3.51       03/03/2006            999,999
       1,999,998  TICONDEROGA FUNDING LLC                                              3.55       09/20/2005          1,996,258
       1,999,998  WHITE PINE FINANCE LLC SERIES MTN                                    3.57       06/12/2006          2,000,098

                                                                                                                     34,478,645
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $35,550,613)                                                           35,550,613
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 2.29%
       9,780,974  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        9,780,974
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,780,974)                                                                        9,780,974
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $438,885,886)*                                     107.26%                                               $    457,393,082

OTHER ASSETS AND LIABILITIES, NET                         (7.26)                                                    (30,956,316)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    426,436,766
                                                         ------                                                ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CORPORATE BOND FUND
--------------------------------------------------------------------------------

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,780,974.

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 9.57%
$     35,000,000  FHLMC<<                                                              3.88%      06/15/2008   $     34,844,915
      14,166,000  FHLMC<<                                                              4.13       07/12/2010         14,140,487
       4,727,000  FHLMC                                                                6.88       09/15/2010          5,302,153
      11,200,000  FHLMC<<                                                              5.63       03/15/2011         11,994,461
      15,000,000  FHLMC<<                                                              4.75       05/06/2013         14,847,735
      23,885,000  FNMA<<                                                               5.25       06/15/2006         24,122,512
      11,175,000  FNMA<<                                                               6.63       09/15/2009         12,206,017
       5,000,000  FNMA<<                                                               6.63       11/15/2030          6,458,390

TOTAL AGENCY NOTES - INTEREST BEARING (COST $124,198,274)                                                           123,916,670
                                                                                                               ----------------

AGENCY SECURITIES - 46.39%

FEDERAL FARM CREDIT BANK - 1.17%
      15,170,000  FEDERAL FARM CREDIT BANK<<                                           4.13       07/17/2009         15,149,217
                                                                                                               ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.69%
          69,971  FHLMC #160053                                                        8.00       07/01/2008             72,482
              22  FHLMC #170046                                                       14.50       03/01/2011                 25
             180  FHLMC #170053                                                       14.75       08/01/2011                204
           5,906  FHLMC #170053++                                                     15.00       08/01/2011              6,719
             403  FHLMC #170069                                                       14.00       11/01/2012                466
         121,022  FHLMC #170215                                                        8.00       02/01/2017            129,189
         129,993  FHLMC #170235                                                       10.50       08/01/2019            148,838
           1,253  FHLMC #181072                                                       14.50       12/01/2011              1,423
         109,523  FHLMC #181626                                                        8.50       07/01/2007            113,047
          43,453  FHLMC #182079                                                        8.00       02/01/2010             45,713
          40,226  FHLMC #182104                                                        8.00       12/01/2010             42,318
          85,016  FHLMC #1B0123+/-                                                     6.12       09/01/2031             85,961
          92,549  FHLMC #1B0128+/-                                                     6.16       09/01/2031             93,495
       2,702,150  FHLMC #1B0129+/-                                                     6.05       09/01/2031          2,738,801
           3,945  FHLMC #260694                                                        8.00       04/01/2009              3,978
         267,112  FHLMC #272877                                                        8.00       08/01/2009            276,698
         197,246  FHLMC #279063                                                        9.00       08/01/2009            206,020
         225,126  FHLMC #552435                                                       10.50       08/01/2020            260,884
           3,470  FHLMC #555108                                                        7.25       07/01/2008              3,513
          95,478  FHLMC #555158                                                        8.50       05/01/2016             95,823
       1,091,481  FHLMC #555503                                                        9.00       04/01/2021          1,175,388
         494,925  FHLMC #555515                                                        8.50       10/01/2013            510,851
       1,628,841  FHLMC #611023+/-                                                     4.58       10/01/2026          1,676,928
         290,381  FHLMC #786210+/-                                                     6.29       01/01/2026            291,152
       5,285,308  FHLMC #786823+/-<<                                                   6.02       07/01/2029          5,548,372
       1,981,495  FHLMC #789483+/-                                                     5.68       06/01/2032          2,050,003
         362,262  FHLMC #865496+/-                                                     5.49       05/01/2026            370,137
         240,024  FHLMC #884009                                                       10.50       05/01/2020            279,547
          79,360  FHLMC #A01434                                                        9.00       06/01/2016             84,325
         484,281  FHLMC #A01562                                                        9.00       11/01/2018            520,591
         409,715  FHLMC #A01607                                                        8.50       06/01/2011            423,918
         294,741  FHLMC #A01620                                                        9.00       04/01/2017            316,840
         365,185  FHLMC #A01860                                                        8.50       06/01/2017            377,847
       6,800,000  FHLMC #A32982                                                        6.00       08/01/2035          6,961,625
      11,831,000  FHLMC #A36632                                                        6.00       08/01/2035         12,112,204
       3,307,649  FHLMC #E79794<<                                                      7.00       10/01/2014          3,459,773
         622,639  FHLMC #G00319                                                        9.50       04/01/2025            689,421
         694,595  FHLMC #G01236                                                       10.00       10/01/2021            768,630
           2,795  FHLMC #G10444                                                        9.50       04/01/2007              2,737
         133,802  FHLMC #G10783                                                        8.50       06/01/2012            141,585
       1,634,241  FHLMC #G11136                                                        6.50       05/01/2011          1,684,682
         940,130  FHLMC #G11200<<                                                      8.00       01/01/2012            993,080
      13,891,449  FHLMC #G11209<<                                                      7.50       12/01/2011         14,613,726
       5,297,294  FHLMC #G11345<<                                                      7.50       12/01/2011          5,546,417
       7,916,472  FHLMC #G11368<<                                                      7.50       12/01/2012          8,346,037
      17,940,940  FHLMC #G18005<<                                                      5.00       08/01/2019         18,086,463

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      2,572,033  FHLMC #G80106                                                       10.00%      08/17/2022   $      2,947,570
       4,500,188  FHLMC #G80116                                                       10.00       02/17/2025          5,041,829
       5,510,565  FHLMC #G80193                                                        9.50       09/17/2022          6,067,964
       1,040,244  FHLMC #G90023<<                                                      7.00       11/17/2013          1,085,350
          69,868  FHLMC #N70012                                                       10.50       08/01/2020             80,321
       5,843,057  FHLMC #W20001                                                        7.26       06/01/2006          5,959,918

                                                                                                                    112,540,828
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.48%
         476,611  FNMA #100042<<                                                      11.00       10/15/2020            532,236
         589,279  FNMA #100285                                                         9.50       12/15/2020            662,842
         946,227  FNMA #103102+/-                                                      4.05       03/01/2018            950,801
           1,172  FNMA #1376                                                          15.50       10/01/2012              1,354
         585,041  FNMA #190180                                                         9.00       07/01/2021            640,054
         340,043  FNMA #303548                                                         8.50       02/01/2012            351,346
       1,276,203  FNMA #313419                                                         8.50       12/01/2026          1,405,704
         439,133  FNMA #323013                                                         9.00       10/01/2021            488,322
       1,963,673  FNMA #323284                                                         8.50       05/01/2017          2,122,462
      10,064,853  FNMA #323756                                                         6.20       05/01/2009         10,502,265
       1,617,100  FNMA #323859                                                         5.00       07/01/2006          1,620,734
             176  FNMA #3260                                                          13.25       04/01/2012                189
          58,638  FNMA #364215                                                         7.50       07/01/2015             60,210
          12,553  FNMA #364217                                                         7.00       09/01/2015             12,896
       4,474,472  FNMA #368034<<                                                       8.00       11/01/2026          4,876,403
          79,516  FNMA #381149                                                         5.60       11/01/2005             79,373
       7,467,902  FNMA #398800<<                                                       8.00       06/01/2012          7,980,493
         615,662  FNMA #398805                                                         8.50       11/01/2011            653,684
         423,286  FNMA #426843                                                        11.00       02/01/2019            474,323
         488,866  FNMA #439935                                                         8.00       04/01/2017            522,480
       2,099,954  FNMA #457277+/-                                                      6.52       10/01/2027          2,142,897
         705,622  FNMA #458018                                                        12.00       07/15/2014            829,234
       1,236,285  FNMA #487758                                                         8.50       05/01/2026          1,360,731
         496,332  FNMA #487759                                                         9.50       07/01/2028            553,071
         510,037  FNMA #516051                                                         9.50       01/01/2021            564,190
         110,561  FNMA #52                                                             8.50       07/01/2010            112,542
         641,190  FNMA #535537                                                         9.00       07/01/2028            701,053
       2,248,655  FNMA #535573                                                         8.00       11/01/2013          2,368,520
       1,041,601  FNMA #535752                                                        10.00       12/01/2020          1,192,725
       2,289,611  FNMA #538435+/-                                                      5.01       07/01/2026          2,348,884
         145,565  FNMA #545016                                                         9.00       11/01/2012            151,066
         481,284  FNMA #545117+/-                                                      6.19       12/01/2040            495,637
       3,645,781  FNMA #545187+/-<<                                                    5.88       09/01/2031          3,718,366
       1,252,395  FNMA #545208+/-                                                      5.79       09/01/2031          1,288,653
       2,986,701  FNMA #545460+/-<<                                                    5.83       11/01/2031          3,088,268
       3,962,925  FNMA #54844+/-                                                       4.10       09/01/2027          4,011,450
       2,907,614  FNMA #555161                                                         6.00       12/01/2013          3,002,231
      13,838,426  FNMA #555569<<                                                       6.00       05/01/2016         14,290,936
         108,160  FNMA #62895                                                          8.75       01/01/2010            113,604
       2,466,920  FNMA #635726+/-                                                      5.52       04/01/2032          2,498,443
       1,244,638  FNMA #646643+/-<<                                                    5.92       06/01/2032          1,275,369
       3,264,336  FNMA #66414+/-<<                                                     4.70       09/01/2028          3,302,354
       8,564,425  FNMA #675479+/-<<                                                    5.08       01/01/2033          8,860,500
       2,524,022  FNMA #675491+/-                                                      6.05       04/01/2033          2,607,247
         559,076  FNMA #695514                                                         8.50       10/01/2026            609,896
       1,418,467  FNMA #695519                                                         8.50       11/01/2026          1,595,532
       2,224,393  FNMA #724438                                                         8.50       06/01/2027          2,426,602
       7,617,100  FNMA #724658+/-<<                                                    4.83       07/01/2033          8,075,558
      39,001,523  FNMA #725249                                                         5.00       03/01/2034         38,846,681
      18,665,556  FNMA #725440                                                         4.67       04/01/2014         18,892,372
       9,467,153  FNMA #725638<<                                                       5.00       12/01/2018          9,541,766
      74,531,946  FNMA #735062<<                                                       5.50       08/01/2033         75,367,447
      22,439,819  FNMA #735613<<                                                       6.00       02/01/2035         23,005,809

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     38,478,298  FNMA #735790<<                                                       4.50%      12/01/2019   $     38,186,206
      10,434,171  FNMA #826297                                                         5.50       07/01/2020         10,663,186
       3,021,076  FNMA #828434                                                         5.50       06/01/2020          3,087,384
      70,000,000  FNMA TBA%%                                                           4.50       09/01/2020         69,409,340
      34,150,000  FNMA TBA%%                                                           5.00       09/01/2020         34,384,781
      30,855,000  FNMA TBA%%                                                           5.00       09/01/2035         30,642,872

                                                                                                                    459,551,574
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.01%
           9,334  GNMA #126600                                                        13.00       11/15/2014             10,801
           6,848  GNMA #201                                                           14.00       09/20/2014              7,849
           6,853  GNMA #45629                                                         13.00       02/15/2011              7,898
           3,901  GNMA #46558                                                         13.00       03/15/2011              4,384
           1,894  GNMA #52207                                                         15.00       06/15/2012              2,192
          12,292  GNMA #52538                                                         15.00       07/15/2012             14,222
              61  GNMA #56900                                                         15.00       07/15/2012                 70
           3,357  GNMA #57979                                                         13.50       10/15/2012              3,813
          17,369  GNMA #780051                                                         9.00       12/15/2009             17,424
         924,171  GNMA #780104                                                         9.50       10/20/2019          1,017,974
         520,910  GNMA #780110<<                                                      12.50       04/15/2019            604,507
          17,049  GNMA #780182                                                         9.00       01/15/2008             17,104
       3,258,324  GNMA #780288<<                                                       8.00       12/15/2023          3,547,585
          44,042  GNMA #780416                                                         9.00       12/15/2006             44,182
       1,269,415  GNMA #780763<<                                                       7.50       12/15/2010          1,317,826
       2,564,380  GNMA #780867<<                                                       8.35       04/15/2020          2,809,917
       1,536,765  GNMA #780980<<                                                       8.40       05/15/2020          1,710,313
       1,216,673  GNMA #8678+/-<<                                                      3.75       08/20/2020          1,235,326
         763,116  GNMA #8714+/-                                                        4.13       11/20/2020            775,914
           4,496  GNMA #95643                                                         15.00       09/15/2012              5,189

                                                                                                                     13,154,490
                                                                                                               ----------------

SMALL BUSINESS ADMINISTRATION - 0.04%
       5,141,910  SBA #440019(C)(I)                                                    2.04       02/28/2018            212,875
       6,616,784  SBA SERIES 1992-6 CLASS A(C)(I)                                      1.96       10/15/2017            273,935

                                                                                                                        486,810
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $597,710,499)                                                                         600,882,919
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 2.67%
       4,908,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A7 CLASS A7          4.15       07/07/2017          4,807,222
       1,267,180  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 15 CLASS A6+/-       3.90       11/25/2028          1,274,110
         260,573  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 2 CLASS A            7.00       01/25/2021            259,811
       4,883,569  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES 23 CLASS A+/-        3.92       05/25/2030          4,884,302
       2,822,046  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-35 CLASS A+/-      3.78       09/25/2031          2,822,671
       1,024,423  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                        3.58       05/25/2032          1,025,434
       2,438,640  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                        3.78       03/25/2033          2,439,194
      17,008,578  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                      3.61       01/25/2035         17,024,646

TOTAL ASSET-BACKED SECURITIES (COST $34,426,640)                                                                     34,537,390
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.23%
       9,658,393  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-8 CLASS 2CB1      6.00       09/25/2034          9,892,370
      14,299,497  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-5 CLASS 5A1       6.00       06/25/2035         14,683,547
       5,040,777  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1               6.00       02/25/2017          5,148,510
      17,012,553  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-6
                  CLASS 7A1                                                            6.00       07/25/2035         17,463,927
         466,907  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1001 CLASS
                  1+/-(I)                                                              7.02       01/25/2008            466,907
         370,823  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1002 CLASS
                  1+/-(I)                                                              6.71       07/25/2008            370,823
       2,254,223  FHA INSURED PROJECT LOAN #956++                                      2.93       11/01/2012          2,209,139
       2,170,763  FHLMC SERIES 1582 CLASS A+/-                                         5.00       09/15/2008          2,180,285

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$        145,122  FHLMC SERIES 16 CLASS D                                             10.00%      10/15/2019   $        144,931
      10,827,953  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-55 CLASS
                  1A1B                                                                 6.50       03/25/2043         11,047,012
       4,247,980  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-55 CLASS
                  2A1+/-                                                               4.67       03/25/2043          4,411,233
       4,839,114  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50       02/25/2042          5,298,897
      14,715,446  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                               4.59       07/25/2043         15,278,464
       4,869,508  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                           9.50       06/25/2030          5,292,472
       9,978,031  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                          9.50       12/25/2041         10,948,721
       2,527,460  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                          9.50       08/25/2041          2,773,008
       6,327,507  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                        5.09       07/25/2041          6,426,875
       6,261,072  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                       4.73       10/25/2041          6,521,746
         385,046  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                            8.50       07/25/2022             81,298
       1,105,514  FNMA INTEREST STRIP SERIES 265 CLASS 2                               9.00       03/01/2024          1,156,332
         286,174  FNMA INTEREST STRIP SERIES B CLASS 1                                 6.00       05/01/2009            288,168
         261,197  FNMA INTEREST STRIP SERIES C CLASS 1                                 6.00       05/01/2009            263,057
         392,020  FNMA INTEREST STRIP SERIES K CLASS 1                                 6.00       11/01/2008            393,832
         477,954  FNMA SERIES 1988-2 CLASS Z                                          10.10       02/25/2018            525,104
         213,602  FNMA SERIES 1988-7 CLASS Z                                           9.25       04/25/2018            229,860
       1,140,582  FNMA SERIES 1989-10 CLASS Z                                          9.50       03/25/2019          1,246,009
       1,021,668  FNMA SERIES 1989-100 CLASS Z                                         8.75       12/25/2019          1,100,139
       2,115,222  FNMA SERIES 1989-12 CLASS Y                                         10.00       03/25/2019          2,352,422
       1,344,875  FNMA SERIES 1989-22 CLASS G                                         10.00       05/25/2019          1,485,959
         302,610  FNMA SERIES 1989-63 CLASS Z                                          9.40       10/25/2019            325,822
         547,167  FNMA SERIES 1989-98 CLASS E                                          9.20       12/25/2019            590,391
         660,365  FNMA SERIES 1990-144 CLASS W                                         9.50       12/25/2020            723,150
         528,085  FNMA SERIES 1990-75 CLASS Z                                          9.50       07/25/2020            579,563
         266,684  FNMA SERIES 1990-84 CLASS Y                                          9.00       07/25/2020            288,406
       1,182,044  FNMA SERIES 1990-96 CLASS Z                                          9.67       08/25/2020          1,300,539
         441,845  FNMA SERIES 1991-5 CLASS Z                                           8.75       01/25/2021            476,247
       1,723,718  FNMA SERIES 1991-85 CLASS Z                                          8.00       06/25/2021          1,802,008
       1,155,166  FNMA SERIES 1992-45 CLASS Z                                          8.00       04/25/2022          1,195,553
       8,440,000  FNMA SERIES 2003-W18 CLASS 1A5                                       4.61       08/25/2043          8,423,570
         763,903  FNMA SERIES G-8 CLASS E                                              9.00       04/25/2021            829,179
       2,301,859  FNMA SERIES G92-30 CLASS Z                                           7.00       06/25/2022          2,379,248
         937,936  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                            9.45       09/25/2028          1,047,089
       6,959,978  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                           2.20       07/25/2037          6,892,420
       1,882,754  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          5.72       06/25/2033          1,901,183
      15,270,508  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                          4.62       08/25/2042         15,786,465
       4,197,289  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                            3.75       04/25/2033          4,210,920
      11,816,448  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.61       08/25/2042         12,127,909
      11,621,025  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          9.83       10/25/2042         12,845,911
       5,000,000  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                             4.75       12/25/2042          4,965,064
       5,958,009  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                          9.98       12/25/2042          6,505,963
       1,483,840  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                            3.76       06/25/2033          1,483,508
      11,923,442  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                            7.00       08/25/2044         12,519,696
      19,999,999  GNMA SERIES 2004-100 CLASS B                                         4.60       02/16/2043         19,911,266
      12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                      4.70       12/16/2027         12,418,241
     237,103,812  GNMA SERIES 2005-23 CLASS IO+/-(C)                                   0.99       06/17/2045         14,684,693
       9,898,933  GNMA SERIES 2005-34 CLASS A                                          3.96       09/16/2021          9,784,777
      15,000,000  GNMA SERIES 2005-59 CLASS A                                          4.39       05/16/2023         14,976,563
     157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2002-C1 CLASS XPB+/-(C)++                                            1.99       01/11/2035          6,233,106
      11,340,435  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.16       06/25/2035         11,427,207
      10,718,569  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++     6.50       10/25/2034         11,005,141
     125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                  X2+/-(C)                                                             1.04       11/13/2011          3,427,380
          18,757  USGI FHA INSURED PROJECT LOAN++                                      3.03       11/01/2006             18,757
       1,444,539  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                       8.90       02/15/2025          1,559,712
       2,476,469  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                        8.79       06/15/2025          2,728,463
      90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                  IO3+/-(C)++                                                          1.59       11/15/2034          2,732,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $337,253,669)                                                       339,789,097
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 2.70%

APPAREL & ACCESSORY STORES - 0.00%
$            172  SEARS ROEBUCK ACCEPTANCE                                             6.70%      04/15/2012   $            179
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 1.93%
      25,000,000  TENNESSEE VALLEY AUTHORITY<<                                         4.38       06/15/2015         25,034,050
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
       9,700,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013          9,960,687
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $34,479,499)                                                                     34,994,916
                                                                                                               ----------------

MUNICIPAL BONDS & NOTES - 2.19%

ARKANSAS - 0.27%
       3,100,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)         9.75       11/15/2014          3,543,331
                                                                                                               ----------------

COLORADO - 0.51%
       4,360,000  COLORADO HEALTH FACILITIES AUTHORITY (OTHER REVENUE LOC)^            4.52       07/15/2024          1,875,629
      10,000,000  DAWSON RIDGE METROPOLITAN DISTRICT NO 1 CO (PROPERTY TAX
                  REVENUE LOC)^                                                        4.44       10/01/2022          4,722,700

                                                                                                                      6,598,329
                                                                                                               ----------------

FLORIDA - 0.16%
       2,000,000  TAMPA FL SOLID WASTE SYSTEM (OTHER REVENUE LOC)                      4.30       10/01/2007          2,046,800
                                                                                                               ----------------

GEORGIA - 0.38%
      10,000,000  SAVANNAH GA ECONOMIC DEVELOPMENT AUTHORITY (HEALTHCARE
                  FACILITIES REVENUE LOC)^                                             4.41       12/01/2021          4,922,200
                                                                                                               ----------------

TEXAS - 0.65%
       5,405,000  RETAMA DEVELOPMENT CORPORATION TX (OTHER REVENUE LOC)               10.00       12/15/2020          8,432,124
                                                                                                               ----------------

WEST VIRGINIA - 0.11%
       2,260,000  KANAWHA MERCER NICHOLAS COUNTIES WV (HOUSING REVENUE LOC)^           4.02       02/01/2014          1,452,140
                                                                                                               ----------------

WISCONSIN - 0.11%
       1,350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                            4.00       12/01/2022          1,363,379
                                                                                                               ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $26,192,950)                                                                     28,358,303
                                                                                                               ----------------

US TREASURY SECURITIES - 18.99%

US TREASURY BILLS - 0.04%
         260,000  US TREASURY BILL^                                                    2.90       09/15/2005            259,692
          25,000  US TREASURY BILL^                                                    2.95       09/22/2005             24,954
          50,000  US TREASURY BILL^                                                    3.30       10/27/2005             49,744
          35,000  US TREASURY BILL^                                                    3.33       10/27/2005             34,821
         205,000  US TREASURY BILL^                                                    3.42       11/17/2005            203,529

                                                                                                                        572,740
                                                                                                               ----------------

US TREASURY BONDS - 12.27%
      19,050,000  US TREASURY BOND<<@                                                  9.25       02/15/2016         27,316,652
      34,105,000  US TREASURY BOND<<@                                                  7.25       05/15/2016         43,288,044
      11,385,000  US TREASURY BOND<<@                                                  8.50       02/15/2020         16,571,403
      20,708,000  US TREASURY BOND<<@                                                  6.25       08/15/2023         25,660,132
      15,000,000  US TREASURY BOND<<@                                                  6.00       02/15/2026         18,394,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BONDS (continued)
$     14,941,000  US TREASURY BOND<<@                                                  6.25%      05/15/2030   $     19,358,516
       7,500,000  US TREASURY BOND - INFLATION PROTECTED<<&@                           2.38       01/15/2025          8,390,774

                                                                                                                    158,980,441
                                                                                                               ----------------

SHARES            SECURITY NAME                                                                                     VALUE
US TREASURY NOTES - 6.68%
      18,104,000  US TREASURY NOTE<<@                                                  3.63       06/15/2010         17,908,821
      20,000,000  US TREASURY NOTE<<@                                                 12.75       11/15/2010         20,367,180
      11,570,000  US TREASURY NOTE<<@                                                 10.38       11/15/2012         13,139,633
      28,595,000  US TREASURY NOTE<<@                                                 12.00       08/15/2013         35,075,799

                                                                                                                     86,491,433
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $243,272,041)                                                                    246,044,614
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 50.17%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.36%
      29,999,970  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             29,999,970
         487,659  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       487,659

                                                                                                                     30,487,629
                                                                                                               ----------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 47.81%
       5,999,994  ALLIANCE & LEICESTER PLC                                             3.27       09/19/2005          5,989,374
      18,999,981  ALPINE SECURITIZATION CORPORATION                                    3.54       10/03/2005         18,938,421
         899,999  ANZ (DELAWARE) INCORPORATED                                          3.67       10/14/2005            896,084
      16,980,983  AQUINAS FUNDING LLC                                                  3.39       09/14/2005         16,959,417
      19,999,980  ATLANTIC ASSET SECURITIZATION CORPORATION                            3.56       09/08/2005         19,986,380
       7,939,992  ATLANTIC ASSET SECURITIZATION CORPORATION                            3.53       09/13/2005          7,930,623
      29,999,970  ATLAS CAPITAL FUNDING LIMITED                                        3.58       09/02/2005         29,996,970
       6,958,993  ATOMIUM FUNDING CORPORATION                                          3.63       10/04/2005          6,935,750
       4,999,995  ATOMIUM FUNDING CORPORATION                                          3.77       11/17/2005          4,959,895
       2,999,997  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.70       10/31/2005          2,981,607
      26,999,973  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.84       11/28/2005         26,752,383
       7,999,992  BANK ONE CORPORATION+/-                                              3.89       08/11/2006          8,009,912
      13,684,986  BHP BILLITON FINANCE (USA)                                           3.60       09/22/2005         13,656,658
       1,499,999  BNP PARIBAS CANADA                                                   3.58       11/17/2005          1,487,969
       6,999,993  BUCKINGHAM CDO LLC                                                   3.55       09/14/2005          6,991,103
       7,999,992  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.46       09/12/2005          7,991,352
       2,847,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.39       09/08/2005          2,846,061
       1,367,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.57       10/07/2005          1,363,019
       9,999,990  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.76       11/15/2005          9,921,890
      10,670,989  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                         3.57       09/16/2005         10,655,303
      14,999,985  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                         3.57       09/19/2005         14,973,435
      18,999,981  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     3.54       09/06/2005         18,990,671
       9,799,990  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     3.46       09/15/2005          9,786,564
         500,000  CREDIT SUISSE FIRST BOSTON                                           6.84       11/01/2005            502,184
       9,999,990  CREDIT SUISSE FIRST BOSTON+/-                                        3.69       02/27/2006         10,000,390
       7,599,992  CREDIT SUISSE FIRST BOSTON SERIES YCD+/-                             3.50       12/29/2005          7,599,331
       9,999,990  CREDIT SUISSE FIRST BOSTON SERIES YCD1+/-                            3.83       11/21/2005          9,999,180
       7,499,993  DNB NOR BANK ASA                                                     3.33       09/30/2005          7,478,393
      12,299,988  DNB NOR BANK ASA                                                     3.45       10/03/2005         12,260,136
         500,000  DNB NOR BANK ASA                                                     3.84       12/13/2005            494,550
       2,499,998  EIFFEL FUNDING LLC                                                   3.41       09/19/2005          2,495,573
       5,037,995  FALCON ASSET SECURITIZATION CORPORATION                              3.56       09/16/2005          5,030,589
       7,999,992  FIVE FINANCE INCORPORATED                                            3.45       09/29/2005          7,977,752
       1,124,999  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       3.73       11/30/2005          1,114,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     21,999,978  GENERAL ELECTRIC CAPITAL+/-                                          3.94%      05/12/2006   $     22,034,298
         500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                  3.92       09/23/2005            500,064
       6,499,994  GENERAL ELECTRIC COMPANY+/-                                          3.70       09/23/2005          6,499,149
      26,999,973  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE
                  $27,002,673)                                                         3.60       09/01/2005         26,999,973
         799,999  HBOS TREASURY SERVICES PLC                                           3.51       09/22/2005            798,343
       3,999,996  HBOS TREASURY SERVICES PLC SERIES MTN+/-                             3.69       01/26/2006          4,000,876
       9,999,990  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.72       06/06/2006          9,999,990
       7,499,993  JP MORGAN CHASE & COMPANY+/-                                         3.70       01/13/2006          7,502,917
       1,999,998  KLIO FUNDING CORPORATION                                             3.34       09/01/2005          1,999,998
       4,753,995  KLIO FUNDING CORPORATION                                             3.71       10/31/2005          4,724,853
      22,999,977  KLIO II FUNDING CORPORATION                                          3.63       09/23/2005         22,949,607
       6,234,994  KLIO II FUNDING CORPORATION                                          3.70       10/31/2005          6,196,773
         999,999  LEXINGTON PARKER CAPITAL CORPORATION                                 3.55       09/01/2005            999,999
      17,999,982  LEXINGTON PARKER CAPITAL CORPORATION                                 3.56       09/19/2005         17,968,122
       9,999,990  LEXINGTON PARKER CAPITAL CORPORATION                                 3.74       11/07/2005          9,930,190
      19,999,980  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               3.57       05/26/2006         20,000,780
         577,999  LIBERTY STREET FUNDING CORPORATION                                   3.54       10/06/2005            575,953
      12,999,987  LIQUID FUNDING LIMITED                                               3.46       09/29/2005         12,963,847
       1,999,998  LIQUID FUNDING LIMITED                                               3.78       11/16/2005          1,984,158
       4,999,995  LIQUID FUNDING LIMITED                                               3.86       11/29/2005          4,953,645
       9,999,990  LIQUID FUNDING LIMITED+/-                                            3.51       03/03/2006          9,999,990
      24,999,975  MORGAN STANLEY                                                       3.58       09/02/2005         24,997,475
       6,839,993  NORDEA NORTH AMERICA INCORPORATED                                    3.40       09/06/2005          6,836,642
         500,000  NORDEA NORTH AMERICA INCORPORATED                                    3.54       10/27/2005            497,140
       1,549,998  SCALDIS CAPITAL LIMITED                                              3.56       11/04/2005          1,539,660
      10,899,989  SEDNA FINANCE INCORPORATED                                           3.43       09/20/2005         10,879,606
       1,736,998  SOCIETE GENERALE NORTH AMERICA                                       3.69       12/12/2005          1,718,256
         999,999  SWEDBANK (FORENINGS SPARBANKEN)                                      3.24       09/22/2005            997,929
         999,999  SWEDISH NATIONAL HOUSING FINANCE                                     3.53       09/27/2005            997,409
      13,999,986  TRANSAMERICA ASSET FUNDING CORPORATION                               3.59       09/12/2005         13,984,866
      26,999,973  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            3.76       06/11/2006         26,999,973
       2,204,998  UBS FINANCE (DELAWARE) LLC                                           3.43       10/14/2005          2,195,406
         799,999  UBS FINANCE (DELAWARE) LLC                                           3.82       11/30/2005            792,503
       9,999,990  UNICREDITO ITALIANO NEW YORK+/-                                      3.42       03/28/2006          9,952,690
       9,502,990  WHITE PINE FINANCE LLC                                               3.57       11/28/2005          9,415,848

                                                                                                                    619,342,305
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $649,829,934)                                                         649,829,934
                                                                                                               ----------------

SHARES
SHORT-TERM INVESTMENTS - 3.82%
      49,531,621  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       49,531,621
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $49,531,621)                                                                      49,531,621
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,096,895,127)*                                   162.73%                                               $  2,107,885,464

OTHER ASSETS AND LIABILITIES, NET                        (62.73)                                                   (812,558,146)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $  1,295,327,318
                                                        -------                                                ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $49,531,621.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 0.00%
$      4,154,632  AIRCRAFT LEASE PORTFOLIO SECURITIZATION LIMITED SERIES 1996-1
                  CLASS DX^^                                                          12.75%      06/15/2006   $              4

TOTAL ASSET-BACKED SECURITIES (COST $4,181,928)                                                                               4
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 83.83%

AMUSEMENT & RECREATION SERVICES - 0.91%
       1,000,000  TOWN SPORTS INTERNATIONAL INCORPORATED                               9.63       04/15/2011          1,060,000
       1,880,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             11.10       02/01/2014          1,294,850

                                                                                                                      2,354,850
                                                                                                               ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.02%
       1,165,000  FOOT LOCKER INCORPORATED                                             8.50       01/15/2022          1,293,150
       1,630,000  LEVI STRAUSS AND COMPANY+/-<<                                        8.25       04/01/2012          1,638,150
       2,260,000  RIDDELL BELL HOLDINGS INCORPORATED                                   8.38       10/01/2012          2,293,900

                                                                                                                      5,225,200
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.79%
       1,940,000  DR HORTON INCORPORATED                                               6.88       05/01/2013          2,071,295
       1,775,000  ERICO INTERNATIONAL CORPORATION                                      8.88       03/01/2012          1,846,000
       1,505,000  K HOVNANIAN ENTERPRISES INCORPORATED                                 6.25       01/15/2015          1,462,684
       1,820,000  KB HOME                                                              6.25       06/15/2015          1,813,608

                                                                                                                      7,193,587
                                                                                                               ----------------

BUSINESS SERVICES - 5.36%
       1,640,000  CCM MERGER INCORPORATED++                                            8.00       08/01/2013          1,672,800
       2,100,000  NATIONAL WINE & SPIRITS INCORPORATED                                10.13       01/15/2009          2,121,000
       2,230,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010          2,441,850
       1,700,000  RAINBOW NATIONAL SERVICES LLC++                                     10.38       09/01/2014          1,938,000
       1,250,000  SUNGARD DATA SYSTEMS INCORPORATED++                                  9.13       08/15/2013          1,312,500
       1,660,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 10.25       08/15/2015          1,734,700
       2,451,000  WATERFORD GAMING LLC++                                               8.63       09/15/2012          2,610,315

                                                                                                                     13,831,165
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 5.05%
       2,055,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                  10.63       05/01/2011          2,281,050
       1,775,000  HUNTSMAN INTERNATIONAL LLC++                                         7.38       01/01/2015          1,792,750
       1,825,000  IMC GLOBAL INCORPORATED                                             10.88       08/01/2013          2,158,063
       1,285,000  NALCO COMPANY                                                        8.88       11/15/2013          1,382,981
       1,640,000  OMNOVA SOLUTIONS INCORPORATED                                       11.25       06/01/2010          1,746,600
       1,635,000  POLYONE CORPORATION                                                 10.63       05/15/2010          1,755,581
       1,765,000  RESOLUTION PERFORMANCE PRODUCTS INCORPORATED<<                      13.50       11/15/2010          1,906,200

                                                                                                                     13,023,225
                                                                                                               ----------------

COAL MINING - 1.17%
       2,970,000  ARCH WESTERN FINANCE LLC<<                                           6.75       07/01/2013          3,029,400
                                                                                                               ----------------

COMMUNICATIONS - 14.61%
       1,370,000  AIRGATE PCS INCORPORATED+/-                                          7.35       10/15/2011          1,421,375
       1,765,000  AT&T CORPORATION                                                     9.75       11/15/2031          2,312,150
       4,829,999  CCO HOLDINGS LLC/CCO CAPITAL CORPORATION+/-<<                        7.54       12/15/2010          4,781,700
       1,615,000  CENTENNIAL COMMUNICATIONS CORPORATION CELLULAR OPERATING
                  COMPANY LLC PUERTO RICO OPERATIONS                                   8.13       02/01/2014          1,715,937
       1,740,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION<<        10.25       09/15/2010          1,796,550
       2,845,000  CSC HOLDINGS INCORPORATED SERIES B                                   7.63       04/01/2011          2,852,112
       2,210,000  DOBSON CELLULAR SYSTEMS                                              9.88       11/01/2012          2,431,000
         865,000  EMMIS COMMUNICATIONS+/-                                              9.31       06/15/2012            875,813

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$      1,785,000  EMMIS OPERATING COMPANY<<                                            6.88%      05/15/2012   $      1,785,000
       1,770,000  HORIZON PCS INCORPORATED<<                                          11.38       07/15/2012          2,053,200
       2,350,000  MCI INCORPORATED                                                     8.74       05/01/2014          2,632,000
         875,000  NEWPAGE CORPORATION+/-++                                             9.94       05/01/2012            870,625
       2,535,000  PAXSON COMMUNICATIONS CORPORATION^                                  11.85       01/15/2009          2,452,612
         185,000  QWEST COMMUNICATIONS INTERNATIONAL+++/-                              7.29       02/15/2009            184,075
       1,150,000  QWEST CORPORATION++                                                  9.13       03/15/2012          1,256,375
       2,800,000  QWEST CORPORATION+++/-                                               6.64       06/15/2013          2,933,000
       1,275,000  QWEST SERVICES CORPORATION                                          13.50       12/15/2010          1,469,438
       1,600,000  QWEST SERVICES CORPORATION                                          14.00       12/15/2014          1,960,000
       1,800,000  RURAL CELLULAR CORPORATION<<                                         9.88       02/01/2010          1,908,000

                                                                                                                     37,690,962
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 0.37%
         925,000  DOLLAR FINANCIAL GROUP INCORPORATED                                  9.75       11/15/2011            962,000
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 9.83%
       1,430,000  ALLIED WASTE NORTH AMERICA SERIES B                                  8.88       04/01/2008          1,508,650
       1,365,000  ALLIED WASTE NORTH AMERICA SERIES B<<                                7.38       04/15/2014          1,283,100
       1,820,000  CLEAN HARBORS INCORPORATED++                                        11.25       07/15/2012          2,038,400
       1,840,000  EL PASO NATURAL GAS COMPANY SERIES A                                 7.63       08/01/2010          1,969,733
       1,345,000  IMCO RECYCLING ESCROW INCORPORATED                                   9.00       11/15/2014          1,418,975
       1,770,000  INERGY LP/INERGY FINANCE CORPORATION++                               6.88       12/15/2014          1,725,750
       2,300,000  MIDWEST GENERATION LLC                                               8.75       05/01/2034          2,576,000
       1,335,000  NEVADA POWER COMPANY++                                               5.88       01/15/2015          1,348,350
       2,310,000  NORTHWESTERN CORPORATION++                                           5.88       11/01/2014          2,385,371
         950,000  SIERRA PACIFIC RESOURCES                                             8.63       03/15/2014          1,049,750
       3,664,999  SIERRA PACIFIC RESOURCES++                                           6.75       08/15/2017          3,692,488
       1,650,000  SOUTHERN NATURAL GAS COMPANY                                         8.88       03/15/2010          1,800,077
       2,625,000  TXU CORPORATION<<                                                    5.55       11/15/2014          2,573,568

                                                                                                                     25,370,212
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.10%
       1,705,000  LUCENT TECHNOLOGIES INCORPORATED                                     6.45       03/15/2029          1,496,137
       1,330,000  MAGNACHIP SEMICONDUCTOR/MAGNACHIP SEMICONDUCTOR FINANCE
                  COMPANY++                                                            6.66       12/15/2011          1,336,650

                                                                                                                      2,832,787
                                                                                                               ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.77%
       1,815,000  US ONCOLOGY INCORPORATED                                             9.00       08/15/2012          1,978,350
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.73%
       1,830,000  MUELLER GROUP INCORPORATED+/-                                        8.44       11/01/2011          1,882,613
                                                                                                               ----------------

FOOD STORES - 1.26%
       1,765,000  AMERICAN SEAFOODS GROUP LLC<<                                       10.13       04/15/2010          1,892,962
       1,250,001  DOANE PET CARE COMPANY                                              10.75       03/01/2010          1,365,625

                                                                                                                      3,258,587
                                                                                                               ----------------

GENERAL MERCHANDISE STORES - 2.03%
       1,765,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                            8.50       01/15/2013          1,707,638
       2,985,000  JC PENNEY COMPANY INCORPORATED                                       7.95       04/01/2017          3,529,413

                                                                                                                      5,237,051
                                                                                                               ----------------

HEALTH SERVICES - 3.17%
         440,000  DAVITA INCORPORATED++                                                6.63       03/15/2013            446,600
         440,000  DAVITA INCORPORATED++                                                7.25       03/15/2015            447,150
       2,065,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                              7.88       02/01/2008          2,132,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HEALTH SERVICES (continued)
$      1,925,000  HCA INCORPORATED                                                     5.75%      03/15/2014   $      1,902,414
       1,660,000  SELECT MEDICAL CORPORATION                                           7.63       02/01/2015          1,614,350
       1,500,000  VANGUARD HEALTH HOLDINGS                                             9.00       10/01/2014          1,631,250

                                                                                                                      8,173,876
                                                                                                               -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.95%
      13,915,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                       13.50       03/01/2010             69,575
       1,645,000  CHUMASH CASINO & RESORT ENTERPRISE++                                 9.00       07/15/2010          1,766,319
       1,642,155  ELDORADO CASINO SHREVEPORT                                          10.00       08/01/2012          1,592,890
       1,970,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009          1,962,613
       2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                             9.13       12/15/2010          2,220,775

                                                                                                                      7,612,172
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
         815,000  COLUMBUS MCKINNON CORPORATION++                                      8.88       11/01/2013            825,188
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.87%
       2,170,000  XEROX CAPITAL TRUST I<<                                              8.00       02/01/2027          2,256,800
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.72%
       4,850,001  GENTEK INCORPORATED^^                                               11.00       08/01/2009                  0
       1,705,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010          1,845,663

                                                                                                                      1,845,663
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 0.73%
       1,805,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED                   10.00       10/01/2012          1,890,738
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.54%
       1,770,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                    9.50       02/15/2015          1,902,750
       2,285,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.13       01/22/2008          2,246,689
       2,610,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75       12/01/2014          2,400,566

                                                                                                                      6,550,005
                                                                                                               -----------------

OIL & GAS EXTRACTION - 4.89%
         410,000  CHESAPEAKE ENERGY CORPORATION++                                      6.50       08/15/2017            418,200
       1,815,000  FOREST OIL CORPORATION                                               8.00       12/15/2011          1,991,962
       2,230,000  HILCORP ENERGY I LIMITED PARTNERSHIP/HILCORP FINANCE COMPANY++      10.50       09/01/2010          2,475,300
       2,264,999  PARKER DRILLING COMPANY+/-                                           7.66       09/01/2010          2,355,600
       1,865,000  PREMCOR REFINING GROUP INCORPORATED                                  7.75       02/01/2012          2,042,175
       1,815,000  PRIDE INTERNATIONAL INCORPORATED<<                                   7.38       07/15/2014          1,969,275
       1,315,000  VENOCO INCORPORATED                                                  8.75       12/15/2011          1,364,313

                                                                                                                     12,616,825
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 3.59%
       2,275,000  APPLETON PAPERS INCORPORATED<<                                       8.13       06/15/2011          2,206,750
       1,350,000  BOISE CASCADE LLC+/-                                                 6.47       10/15/2012          1,360,125
       3,410,000  GEORGIA-PACIFIC CORPORATION                                          8.88       02/01/2010          3,819,200
       1,765,000  PLAYTEX PRODUCTS INCORPORATED                                        8.00       03/01/2011          1,879,725

                                                                                                                      9,265,800
                                                                                                               ----------------

PERSONAL SERVICES - 1.35%
       3,435,000  SERVICE CORPORATION INTERNATIONAL++                                  7.00       06/15/2017          3,477,937
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.71%
       1,745,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010          1,832,250
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES - 0.82%
$      2,000,000  GENERAL CABLE CORPORATION<<                                          9.50%      11/15/2010   $      2,120,000
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.58%
       2,000,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013          2,125,000
       1,055,000  HOUGHTON MIFFLIN COMPANY                                             7.20       03/15/2011          1,098,519
       3,000,000  HOUGHTON MIFFLIN COMPANY^<<                                         10.03       10/15/2013          2,336,250
       1,690,000  PRIMEDIA INCORPORATED+/-                                             9.17       05/15/2010          1,793,512
       2,379,000  READER'S DIGEST ASSOCIATION INCORPORATED                             6.50       03/01/2011          2,438,475
       1,900,000  UCAR FINANCE INCORPORATED<<                                         10.25       02/15/2012          2,033,000

                                                                                                                     11,824,756
                                                                                                               ----------------

REAL ESTATE - 0.79%
       1,843,000  CB RICHARD ELLIS SERVICES INCORPORATED                               9.75       05/15/2010          2,036,515
                                                                                                               ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.84%
       2,040,000  BWAY CORPORATION                                                    10.00       10/15/2010          2,172,600
                                                                                                               ----------------

TEXTILE MILL PRODUCTS - 1.75%
       2,275,000  INTERFACE INCORPORATED                                               9.50       02/01/2014          2,320,500
       2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                      8.88       09/15/2013          2,189,275

                                                                                                                      4,509,775
                                                                                                               ----------------

TOBACCO PRODUCTS - 0.87%
       2,130,000  COMMONWEALTH BRANDS INCORPORATED++                                  10.63       09/01/2008          2,247,150
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 2.14%
         850,000  DELPHI CORPORATION<<                                                 6.50       08/15/2013            648,125
       1,020,000  GENERAL MOTORS CORPORATION<<                                         8.38       07/15/2033            856,800
       1,775,000  NAVISTAR INTERNATIONAL CORPORATION                                   6.25       03/01/2012          1,704,000
       2,109,999  REXNORD CORPORATION                                                 10.13       12/15/2012          2,315,725

                                                                                                                      5,524,650
                                                                                                               ----------------

TRANSPORTATION SERVICES - 0.73%
       1,765,000  NEFF RENTAL/NEFF FINANCE++                                          11.25       06/15/2012          1,879,725
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.81%
       1,815,000  AMERISOURCEBERGEN CORPORATION                                        7.25       11/15/2012          2,100,863
                                                                                                               ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.66%
       1,595,000  SEALY MATTRESS COMPANY                                               8.25       06/15/2014          1,702,663
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $219,058,166)                                                                   216,335,940
                                                                                                               ----------------

US TREASURY SECURITIES - 0.01%

US TREASURY BILLS - 0.01%
          10,000  US TREASURY BILL^                                                    2.96       09/22/2005              9,981
          10,000  US TREASURY BILL^                                                    3.23       10/20/2005              9,956

                                                                                                                         19,937
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $19,939)                                                                              19,937
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 7.72%
       2,420,000  CP SHIPS LIMITED                                                    10.38       07/15/2012          2,734,600
       1,490,000  CROWN EUROPEAN HOLDINGS SA                                           9.50       03/01/2011          1,642,725
       2,920,000  INTELSAT BERMUDA LIMITED++                                           8.63       01/15/2015          3,029,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$      2,700,000  IPSCO INCORPORATED                                                   8.75%      06/01/2013   $      3,010,500
       1,463,000  ISPAT INLAND ULC                                                     9.75       04/01/2014          1,711,710
       1,765,000  NOVELIS INCORPORATED++                                               7.25       02/15/2015          1,769,412
       3,270,000  ROGERS CABLE INCORPORATED<<                                          6.75       03/15/2015          3,343,575
       1,630,000  ROGERS WIRELESS INCORPORATED+/-                                      6.54       12/15/2010          1,699,275
         890,000  ROGERS WIRELESS INCORPORATED<<                                       7.50       03/15/2015            973,438

TOTAL FOREIGN CORPORATE BONDS@ (COST $18,822,069)                                                                    19,914,735
                                                                                                               ----------------

TERM LOANS - 6.29%
       2,470,000  EL PASO CORPORATION TERM LOAN B+/-++                                 6.24       11/22/2009          2,504,407
       3,229,999  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+++/-                      6.32       04/08/2010          3,264,335
       2,000,000  GRAHAM PACKAGING COMPANY TERM LOAN C+/-++                            7.31       03/15/2012          2,043,760
       1,929,647  INVISTA TERM LOAN B+/-++                                             5.75       04/30/2011          1,953,768
       1,000,000  KERR-MCGEE CORPORATION TERM LOAN B+++/-                              5.79       05/19/2011          1,004,220
         875,026  MIDWEST GENERATION LLC TERM LOAN+/-++                                5.44       04/05/2011            882,368
       2,872,502  REGAL CINEMAS CORPORATION TERM LOAN B+/-++                           5.23       10/19/2010          2,903,468
       1,636,250  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-++                  9.53       07/31/2010          1,689,428

TOTAL TERM LOANS (COST $16,045,864)                                                                                  16,245,754
                                                                                                               ----------------

SHARES
COMMON STOCKS - 0.05%

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
          14,468  SHREVEPORT GAMING HOLDINGS I(A)                                                                       142,075
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $196,270)                                                                                     142,075
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 13.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
         859,719  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       859,719

                                                                                                                        859,719
                                                                                                               ----------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 12.67%
      32,700,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $32,703,252)                                         3.58       09/01/2005         32,700,000

                                                                                                                     32,700,000
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,559,719)                                                           33,559,719
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 1.18%
       3,037,370  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        3,037,370
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,037,370)                                                                        3,037,370
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $294,921,325)*                                     112.08%                                               $    289,255,534

OTHER ASSETS AND LIABILITIES, NET                        (12.08)                                                    (31,182,946)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    258,072,588
                                                         ------                                                ----------------

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH INCOME FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,037,370.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 10.47%

FEDERAL HOME LOAN BANK - 0.08%
$        270,000  FHLB                                                                 2.00%      07/10/2006   $        265,567
         200,000  FHLB                                                                 3.38       10/05/2007            197,446

                                                                                                                        463,013
                                                                                                               ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.46%
       4,700,000  FHLMC<<                                                              4.38       07/30/2009          4,673,407
           7,197  FHLMC #160089                                                       10.75       09/01/2009              7,755
          23,364  FHLMC #170151                                                       10.50       01/01/2016             26,560
           6,272  FHLMC #183254                                                        9.50       03/01/2011              6,758
          13,936  FHLMC #185784                                                       10.75       11/01/2010             14,862
          63,762  FHLMC #1B0123+/-                                                     6.12       09/01/2031             64,471
          74,040  FHLMC #1B0128+/-                                                     6.16       09/01/2031             74,796
          58,538  FHLMC #255531                                                       10.25       07/01/2009             62,024
          17,712  FHLMC #257384                                                       10.75       09/01/2010             19,111
          16,367  FHLMC #259511                                                       11.25       11/01/2009             17,967
           5,035  FHLMC #360016                                                       10.50       11/01/2017              5,807
           3,848  FHLMC #360056                                                       10.50       02/01/2019              4,458
           3,977  FHLMC #360057                                                       10.50       03/01/2019              4,541
           3,775  FHLMC #360059                                                       10.50       04/01/2019              4,384
           2,063  FHLMC #360061                                                       10.50       05/01/2019              2,391
          40,798  FHLMC #360063                                                       10.50       06/01/2019             47,175
           6,419  FHLMC #360065                                                       10.50       07/01/2019              7,445
       1,252,591  FHLMC #555316                                                        9.00       06/01/2019          1,357,240
         912,673  FHLMC #555408<<                                                     10.50       08/01/2018          1,052,744
         919,352  FHLMC #555500<<                                                      8.50       09/01/2017            991,881
       1,287,231  FHLMC #555514<<                                                      9.00       10/01/2019          1,436,951
         128,008  FHLMC #786823+/-<<                                                   6.02       07/01/2029            134,380
         943,017  FHLMC #789272+/-<<                                                   5.69       04/01/2032            974,010
         654,778  FHLMC #865496+/-                                                     5.49       05/01/2026            669,011
         879,691  FHLMC #A01734<<                                                      9.00       08/01/2018            956,869
       1,562,900  FHLMC #G01126<<                                                      9.50       12/01/2022          1,720,018
         320,755  FHLMC #G10747                                                        7.50       10/01/2012            342,465
       1,583,554  FHLMC #G11150<<                                                      7.50       12/01/2011          1,644,149
         113,745  FHLMC #G11345<<                                                      7.50       12/01/2011            119,095
         156,239  FHLMC #G11391<<                                                      7.50       06/01/2012            164,974
         317,422  FHLMC #G90023<<                                                      7.00       11/17/2013            331,186
       2,000,000  FHLMC MTN<<                                                          2.75       10/06/2006          1,973,970

                                                                                                                     18,912,855
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.26%
         500,000  FNMA                                                                 2.00       01/15/2006            496,771
         500,000  FNMA                                                                 2.15       04/13/2006            494,507
         645,000  FNMA<<                                                               3.50       01/28/2008            636,154
         500,000  FNMA                                                                 3.25       08/15/2008            488,820
         306,000  FNMA<<                                                               6.00       05/15/2011            334,002
           7,848  FNMA #100001                                                         9.00       02/15/2020              8,744
       3,067,942  FNMA #100042<<                                                      11.00       10/15/2020          3,425,998
         824,352  FNMA #100202                                                         9.50       02/15/2011            882,625
         257,113  FNMA #100255                                                         8.33       07/15/2020            285,419
       1,170,930  FNMA #190075                                                         8.50       02/01/2023          1,262,006
         552,370  FNMA #302507                                                         9.00       11/01/2024            607,603
         139,135  FNMA #313617                                                         8.00       09/01/2023            148,978
       1,818,053  FNMA #323582<<                                                       8.00       04/01/2017          1,946,001
         300,189  FNMA #392645                                                         8.00       12/01/2013            308,668
         836,598  FNMA #426828                                                         8.00       09/01/2019            900,080
         558,539  FNMA #426832                                                         8.50       07/01/2018            608,576
       1,977,925  FNMA #545131<<                                                       8.00       03/01/2013          2,063,327
         441,817  FNMA #545157<<                                                       8.50       11/01/2012            464,001

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        995,567  FNMA #545460+/-<<                                                    5.83%      11/01/2031   $      1,029,423
       2,855,555  FNMA #598559<<                                                       6.50       08/01/2031          2,982,854
         468,622  FNMA #70801                                                         12.00       03/01/2017            531,953
       3,816,171  FNMA #712107<<                                                       6.00       03/01/2033          3,912,424
       5,000,000  FNMA MTN<<                                                           3.00       11/09/2006          4,943,290

                                                                                                                     28,762,224
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.66%
           5,648  GNMA #299736                                                         9.75       11/15/2005              5,691
           2,041  GNMA #299747                                                         9.75       11/15/2005              2,057
         175,828  GNMA #780029                                                         9.00       11/15/2024            192,730
       3,639,512  GNMA #780110<<                                                      12.50       04/15/2019          4,223,589
          95,304  GNMA #780134                                                         8.50       05/15/2010             97,275
         578,623  GNMA #780267<<                                                       9.00       11/15/2017            636,483
         250,284  GNMA #780288<<                                                       8.00       12/15/2023            272,503
         102,737  GNMA #780333                                                         8.00       12/15/2008            105,402
         319,432  GNMA #780434                                                         7.50       12/15/2007            324,285
       2,847,102  GNMA #781311<<                                                       7.50       02/15/2013          2,974,085
         225,593  GNMA #781540<<                                                       7.00       05/15/2013            236,487
          26,876  GNMA #927                                                           10.00       02/20/2018             30,730

                                                                                                                      9,101,317
                                                                                                               ----------------

SMALL BUSINESS ADMINISTRATION - 0.01%
       2,076,706  SBA #0191(C)++                                                       3.83       07/30/2018             58,979
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $56,973,662)                                                                           57,298,388
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 16.05%
       5,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       4.32       10/25/2033          5,055,607
       6,500,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-            3.44       10/25/2034          6,431,498
       5,188,000  AUTO LOAN TRUST                                                      4.32       05/15/2008          5,195,575
       3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                   3.89       03/15/2012          3,922,479
       3,487,527  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES
                  2003-ABF1 CLASS AIO(C)                                               4.00       03/25/2006             61,370
       6,000,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009          6,063,083
         435,958  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3
                  CLASS A2                                                             3.04       07/15/2007            434,394
         499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               4.29       03/25/2034            501,614
       2,500,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                  4.24       05/25/2033          2,510,077
       8,671,534  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)         0.54       07/15/2027              5,420
       2,682,506  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A        7.23       07/16/2028                838
       1,472,171  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS
                  AF1+/-                                                               3.84       10/25/2022          1,472,341
       2,565,766  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          3.81       05/15/2028          2,567,502
       1,349,952  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          3.86       02/15/2034          1,353,963
       4,345,606  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         3.87       12/15/2033          4,353,850
         474,803  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                    3.17       09/08/2007            473,265
      52,190,676  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++                 0.83       09/29/2031          1,450,901
       4,753,153  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             2.47       09/25/2033          4,766,996
       3,500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+/-++        3.85       11/16/2007          3,500,350
       6,550,000  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS
                  AV1                                                                  7.27       06/15/2028          6,568,457
       8,170,059  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    3.76       08/25/2035          8,170,060
       1,060,589  GSAA TRUST SERIES 2004-7 CLASS AV1+/-                                3.82       06/25/2034          1,060,538
       3,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                    4.34       02/25/2034          3,015,704
       3,554,148  RAILCAR LEASING L.L.C. SERIES 1 CLASS A1++                           6.75       07/15/2006          3,593,919
         114,978  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS AF1+/-        3.86       11/25/2034            114,985
       7,559,055  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RZ2 CLASS AIO(C)                                                5.75       09/25/2005                892
         542,285  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RZ5 CLASS A2                                                    3.18       03/25/2027            540,706
         716,154  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                         3.88       03/25/2032            716,663
         500,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                  CLASS MII1+/-                                                        4.27       10/25/2033            499,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES (continued)
$      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                                4.39%      10/25/2033   $      4,012,206
       4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                                4.59       04/25/2033          4,020,177
       1,380,517  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  4.12       12/25/2034          1,387,852
       4,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++         3.43       01/23/2011          4,000,000

TOTAL ASSET-BACKED SECURITIES (COST $91,363,446)                                                                     87,823,236
                                                                                                               ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.61%
       1,339,063  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1            7.10       08/13/2029          1,376,226
      37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-(C)++                                            1.77       05/11/2035          2,577,253
         623,889  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                  3A1+/-                                                               5.32       10/20/2032            632,890
       2,474,125  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                  CLASS AA+/-                                                          3.97       12/25/2034          2,474,125
         650,691  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1               6.00       02/25/2017            664,597
       1,880,443  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                               4.75       06/19/2031          1,926,740
       1,003,804  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                  2004-30 CLASS 3A1+/-                                                 5.31       09/25/2034          1,022,837
         611,568  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1997-C2 CLASS A2                                                     6.52       01/17/2035            614,420
      43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CK6 CLASS ACP+/-(C)                                             0.93       08/15/2036          1,210,281
       3,204,589  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A        7.45       06/10/2033          3,267,953
         984,337  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                    8.45       09/20/2019            985,824
         431,636  FHLMC SERIES 2198 CLASS SC+/-                                        9.00       06/15/2028            457,154
       1,956,407  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50       02/25/2042          2,142,293
         113,396  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                  2A1+/-                                                               4.59       07/25/2043            117,734
       4,217,974  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                  2A1+/-                                                               4.67       10/25/2043          4,368,436
         369,390  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031            398,526
       2,914,334  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                          9.50       05/25/2042          3,193,276
         927,447  FNMA SERIES 1989-29 CLASS Z                                         10.00       06/25/2019          1,014,696
         648,449  FNMA SERIES 1989-63 CLASS Z                                          9.40       10/25/2019            698,189
         786,044  FNMA SERIES 1993-M1 CLASS N(C)                                       0.84       04/25/2020                236
       1,075,241  FNMA SERIES G95-2 CLASS IO+/-(C)                                    10.00       05/25/2020            254,231
           5,527  FNMA STRIP SERIES 107 CLASS 1+/-^                                    3.96       10/25/2006              5,462
       1,645,086  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                           2.20       07/25/2037          1,629,117
       1,114,519  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          5.72       06/25/2033          1,125,429
       5,671,895  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.61       08/25/2042          5,821,396
         528,843  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          9.83       10/25/2042            584,584
       5,000,000  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                             4.75       12/25/2042          4,965,064
     100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                  CLASS X2+/-(C)++                                                     0.95       05/15/2033          2,389,310
      75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS X2+/-(C)++                                                     1.25       08/11/2033          2,384,355
       2,093,825  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2000-C2 CLASS A1                                                     7.27       08/16/2033          2,139,551
      67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS X2+/-(C)++                                             0.93       04/15/2034          1,448,057
         207,970  GMBS CERTIFICATES SERIES 1990-1 CLASS Z                              9.25       01/28/2020            207,281
         615,806  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                  1998-GN1 CLASS M2                                                    8.02       02/25/2027            613,828
       6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2002-C1 CLASS XPB+/-(C)++                                            1.99       01/11/2035            237,118
       5,836,736  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1 CLASS A2                                                    3.84       06/10/2036          5,785,041
       1,423,877  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                    8.00       09/19/2027          1,527,566
       4,940,410  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               4.04       06/25/2034          4,958,651
       3,637,292  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++               4.42       06/25/2034          3,772,133
       1,590,285  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                   5.22       04/25/2032          1,596,134
      19,225,320  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                  AX1+/-(C)                                                            0.80       01/25/2035            216,285
     131,959,545  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                  AX1+/-(C)                                                            0.80       11/25/2034          1,443,308
     125,000,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB2 CLASS X2+/-(C)++                                    1.00       04/15/2035          3,303,650
       4,108,491  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                  4.93       04/25/2035          4,102,265

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      3,780,145  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.16%      06/25/2035   $      3,809,069
       3,000,000  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035          3,008,700
          80,153  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS
                  4A1+/-                                                               6.18       10/25/2032             80,271
      71,704,431  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(C)++             0.94       11/15/2031          1,793,851
       2,400,024  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2003-A3 CLASS
                  AIO+/-(C)                                                            5.15       03/25/2006             45,435
       3,280,584  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS
                  A1+/-                                                                3.76       05/25/2035          3,279,951
       6,326,591  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                   4.97       09/10/2035          6,428,564
       1,521,277  RURAL HOUSING TRUST 1987-1                                           7.33       04/01/2026          1,520,219
         233,396  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS
                  A+/-^                                                                5.51       10/23/2017            213,631
       4,906,494  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                               8.56       07/15/2027          5,014,982
         534,334  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                  3A+/-                                                                5.80       05/25/2032            533,316
       7,419,942  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-4XS CLASS
                  AIO+/-(C)                                                            5.00       01/25/2006            109,664
          21,206  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                  CLASS BO+/-^                                                         0.99       06/25/2023             19,934
         181,031  USGI FHA PROJECT LOAN++                                              7.44       11/24/2019            181,194
       1,249,100  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-          4.82       10/25/2032          1,252,115
       1,379,755  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-          4.38       12/25/2032          1,369,733
       3,028,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-           3.07       08/25/2033          2,975,554
         629,343  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-               6.26       08/25/2032            627,468
         629,343  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-               6.26       08/25/2032            627,451
         198,684  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-            5.52       12/28/2037            198,932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $111,140,040)                                                       112,743,536
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 43.21%

AMUSEMENT & RECREATION SERVICES - 0.46%
         923,698  DISNEY CUSTOM REPACKAGED++                                           7.20       01/10/2007            944,518
       1,599,999  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                  4.73       12/01/2010          1,600,000

                                                                                                                      2,544,518
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.87%
       3,000,000  CENTEX CORPORATION                                                   4.88       08/15/2008          3,019,443
       1,637,000  RYLAND GROUP INCORPORATED                                            9.75       09/01/2010          1,716,804

                                                                                                                      4,736,247
                                                                                                               ----------------

BUSINESS SERVICES - 1.31%
       1,440,000  BEAVER VALLEY II FUNDING CORPORATION                                 8.63       06/01/2007          1,488,039
       2,700,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF               4.50       09/01/2008          2,715,738
       2,845,000  CENDANT CORPORATION                                                  6.25       01/15/2008          2,954,063

                                                                                                                      7,157,840
                                                                                                               ----------------

COMMUNICATIONS - 8.64%
       2,485,000  AMFM INCORPORATED                                                    8.00       11/01/2008          2,710,762
       2,500,000  AT&T CORPORATION SERIES MTNA                                         8.35       05/15/2025          2,562,500
         460,000  CINGULAR WIRELESS SERVICES                                           7.35       03/01/2006            467,308
       2,500,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006          2,531,250
       1,800,000  CLEAR CHANNEL COMMUNICATIONS                                         3.13       02/01/2007          1,761,799
         515,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                            4.63       01/15/2008            513,506
       3,230,000  COX COMMUNICATIONS INCORPORATED                                      7.75       08/15/2006          3,324,568
       3,000,000  GTE HAWAIIAN TELEPHONE COMPANY SERIES A                              7.00       02/01/2006          3,003,750
         500,000  HISTORIC TW INCORPORATED                                             7.48       01/15/2008            533,246
       3,425,000  LENFEST COMMUNICATIONS INCORPORATED                                 10.50       06/15/2006          3,569,021
       1,750,000  QWEST CORPORATION+/-++                                               6.67       06/15/2013          1,833,125
       2,350,000  SBC COMMUNICATIONS INCORPORATED                                      4.13       09/15/2009          2,320,921
       3,500,000  SPRINT CAPITAL CORPORATION                                           6.13       11/15/2008          3,673,008
       2,899,000  TCI COMMUNICATIONS INCORPORATED                                      6.88       02/15/2006          2,928,463
       5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                 7.25       09/01/2008          5,481,281
       2,910,000  UNIVISION COMMUNICATIONS INCORPORATED                                2.88       10/15/2006          2,856,447
       6,935,000  VERIZON GLOBAL FUNDING CORPORATION<<                                 4.00       01/15/2008          6,898,647

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$        300,000  VERIZON WIRELESS CAPITAL LLC                                       5.38%        12/15/2006   $        304,371

                                                                                                                     47,273,973
                                                                                                               ----------------

COMPUTER HARDWARE - 0.71%
       3,900,000  IBM CORPORATION                                                    3.80         02/01/2008          3,864,537
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 5.12%
       6,800,000  BANK OF AMERICA CORPORATION<<                                      5.25         02/01/2007          6,902,190
      10,550,000  BANK ONE NA                                                        6.25         02/15/2008         11,034,963
         500,000  FIRST BANK NATIONAL ASSOCIATION                                    6.50         02/01/2008            524,541
       5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                      3.89         02/01/2027          4,636,105
       5,000,000  STAR BANC CAPITAL TRUST I+/-                                       3.78         06/15/2027          4,934,980

                                                                                                                     28,032,779
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.41%
       2,000,000  AMEREN CORPORATION                                                 4.26         05/15/2007          1,999,298
       4,499,999  ENTERGY GULF STATES                                                5.12         08/01/2010          4,499,284
       2,525,000  NISOURCE FINANCE CORPORATION                                       7.63         11/15/2005          2,541,564
       3,920,000  WASTE MANAGEMENT INCORPORATED                                      6.50         11/15/2008          4,142,084

                                                                                                                     13,182,230
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.39%
       2,000,000  AMETEK INCORPORATED                                                7.20         07/15/2008          2,126,886
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
       1,200,000  BALL CORPORATION                                                   7.75         08/01/2006          1,224,000
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 0.85%
       4,700,000  GENERAL MILLS INCORPORATED                                         3.88         11/30/2007          4,648,803
                                                                                                               ----------------

FOOD STORES - 1.75%
       2,750,000  KROGER COMPANY                                                     7.63         09/15/2006          2,835,140
       4,000,000  SAFEWAY INCORPORATED                                               6.15         03/01/2006          4,025,192
       2,500,000  YUM! BRANDS INCORPORATED                                           7.65         05/15/2008          2,696,557

                                                                                                                      9,556,889
                                                                                                               ----------------

FORESTRY - 0.08%
         460,000  WEYERHAEUSER COMPANY                                               6.00         08/01/2006            465,809
                                                                                                               ----------------

GENERAL MERCHANDISE STORES - 1.46%
         681,643  WAL-MART CUSTOM REPACKAGED ASSET VEHICLE++                         7.35         07/17/2006            691,009
       7,500,000  WAL-MART STORES INCORPORATED                                       3.38         10/01/2008          7,326,765

                                                                                                                      8,017,774
                                                                                                               ----------------

HEALTH SERVICES - 0.49%
       2,650,000  HCA INCORPORATED                                                   7.13         06/01/2006          2,696,966
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.97%
               1  CONTISECURITIES ASSET FUNDING LLC                                  0.00         07/15/2027                  1
         908,637  CORE INVESTMENT GRADE TRUST                                        4.64         11/30/2007            911,972
       5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                  5.13         06/28/2007          5,055,375
       5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                  2.80         06/26/2008          4,810,230

                                                                                                                     10,777,578
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.88%
$      2,750,000  HARRAH'S OPERATING COMPANY INCORPORATED                            7.88%        12/15/2005   $      2,770,625
       2,000,000  MIRAGE RESORTS INCORPORATED                                        6.75         02/01/2008          2,040,000

                                                                                                                      4,810,625
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.58%
       3,200,000  JOHN DEERE CAPITAL CORPORATION                                     3.88         03/07/2007          3,187,238
                                                                                                               ----------------

INSURANCE CARRIERS - 2.13%
       7,000,000  PROTECTIVE LIFE US FUNDING TRUST++                                 5.88         08/15/2006          7,087,031
       1,800,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                               4.10         11/15/2006          1,794,094
       2,750,000  WELLPOINT HEALTH NETWORKS                                          6.38         06/15/2006          2,792,309

                                                                                                                     11,673,434
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.44%
       2,300,000  BAUSCH & LOMB INCORPORATED                                         6.95         11/15/2007          2,408,896
                                                                                                               ----------------

MOTION PICTURES - 0.09%
         460,000  NEWS AMERICA INCORPORATED                                          6.63         01/09/2008            482,250
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.85%
       4,700,000  COUNTRYWIDE HOME LOAN                                              5.63         07/15/2009          4,871,658
      12,250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                  3.50         05/01/2008         12,039,386
          15,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                 5.38         03/15/2007             15,283
         750,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                   6.50         12/10/2007            786,192
       2,250,000  GENERAL MOTORS ACCEPTANCE CORPORATION                              7.75         01/19/2010          2,248,297
       2,500,000  HSBC FINANCE CORPORATION                                           8.88         02/15/2006          2,548,760
       4,000,000  WASHINGTON MUTUAL BANK                                             4.50         08/25/2008          4,017,772

                                                                                                                     26,527,348
                                                                                                               ----------------

OIL & GAS EXTRACTION - 1.05%
       2,500,000  DEVON ENERGY CORPORATION                                           2.75         08/01/2006          2,455,178
       2,500,000  MARATHON OIL CORPORATION                                           5.38         06/01/2007          2,546,217
         673,000  PORT ARTHUR FINANCE CORPORATION                                   12.50         01/15/2009            762,173

                                                                                                                      5,763,568
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 0.77%
       2,000,000  GEORGIA-PACIFIC CORPORATION                                        7.38         07/15/2008          2,110,000
       2,000,000  INTERNATIONAL PAPER COMPANY                                        6.50         11/15/2007          2,081,656

                                                                                                                      4,191,656
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 0.33%
       1,800,000  PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION            4.75         08/15/2009          1,794,892
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 0.21%
       1,000,000  UNITED STATES STEEL LLC                                           10.75         08/01/2008          1,125,000
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.37%
       2,000,000  MEDIA GENERAL INCORPORATED                                         6.95         09/01/2006          2,036,494
                                                                                                               ----------------

RAILROAD TRANSPORTATION - 1.29%
       3,500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                           6.38         12/15/2005          3,520,230
         460,000  CSX CORPORATION                                                    6.25         10/15/2008            483,527
       2,980,000  UNION PACIFIC CORPORATION                                          5.75         10/15/2007          3,058,502

                                                                                                                      7,062,259
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE - 0.76%
$      2,000,000  EOP OPERATING LP                                                   6.75%        02/15/2008   $      2,093,300
       2,000,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                               7.00         12/01/2006          2,049,832

                                                                                                                      4,143,132
                                                                                                               ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.10%
         540,000  JP MORGAN CHASE & COMPANY                                          4.00         02/01/2008            537,090
                                                                                                               ----------------

TOBACCO PRODUCTS - 0.38%
       2,000,000  ALTRIA GROUP INCORPORATED                                          7.20         02/01/2007          2,070,794
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 1.73%
       5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                           4.75         01/15/2008          5,802,882
       3,125,000  RAYTHEON COMPANY                                                   6.75         08/15/2007          3,256,266
         400,000  TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                     5.25         07/15/2007            404,609

                                                                                                                      9,463,757
                                                                                                               ----------------

WATER TRANSPORTATION - 0.52%
       2,850,000  HERTZ CORPORATION                                                  4.70         10/02/2006          2,825,812
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $237,293,540)                                                                   236,411,074
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 4.10%
         250,000  AMOCO ARGENTINA OIL COMPANY                                        6.63         09/15/2005            250,391
       3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                 8.20         07/15/2009          3,882,395
         250,000  CHEVRON TEXACO CAPITAL COMPANY                                     3.50         09/17/2007            247,269
       2,500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                          8.50         06/15/2010          2,874,860
       2,700,000  ENCANA CORPORATION                                                 4.60         08/15/2009          2,715,976
         250,000  FRANCE TELECOM                                                     7.45         03/01/2006            253,730
       5,360,000  KFW<<                                                              3.50         03/14/2008          5,284,880
       3,170,000  PREFERRED TERM SECURITIES XV+/-++                                  5.00         09/26/2034          3,177,925
         600,000  REGIONAL DIVERSIFIED FUNDING+/-++                                  4.45         01/25/2036            600,000
       3,000,000  TELUS CORPORATION                                                  7.50         06/01/2007          3,153,312

TOTAL FOREIGN CORPORATE BONDS@ (COST $22,475,468)                                                                    22,440,738
                                                                                                               ----------------

MUNICIPAL BONDS & NOTES - 2.33%
         875,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA (EXCISE TAX REVENUE
                  LOC)                                                               6.79         06/01/2010            902,239
       3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE AND
                  UNIVERSITY REVENUE LOC)+/-                                         3.79         08/01/2044          2,975,202
       5,249,999  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (HOUSING REVENUE LOC)+/-                                           4.20         05/15/2029          5,250,000
         750,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)+/-       4.75         08/01/2020            747,922
       2,500,000  WYANDOTTE COUNTY KANSAS CITY KANSAS UNITED GOVERNMENT SPECIAL
                  OBLIGATION REVENUE SALES TAX-1ST LIEN-AREA A CITIBANK NA
                  INSURED (SALES TAX REVENUE LOC)                                    4.67         12/01/2009          2,520,925
         350,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
                  TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T (NOT
                  APPLICABLE LOC)                                                    6.00         08/01/2008            347,907

TOTAL MUNICIPAL BONDS & NOTES (COST $12,741,983)                                                                     12,744,195
                                                                                                               ----------------

US TREASURY SECURITIES - 1.14%

SHARES            SECURITY NAME                                                                                     VALUE
US TREASURY BILLS - 0.01%
          50,000  US TREASURY BILL^                                                  2.92         09/01/2005             50,000
                                                                                                               ----------------

US TREASURY NOTES - 1.13%
       3,000,000  US TREASURY NOTE<<                                                 1.88         01/31/2006          2,977,745
       2,985,000  US TREASURY NOTE<<                                                 3.38         02/15/2008          2,952,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$        250,000  US TREASURY NOTE<<                                                 2.63%        05/15/2008   $        242,334

                                                                                                                      6,172,429
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $6,240,949)                                                                        6,222,429
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 13.32%

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
       1,999,998  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,999,998
         932,259  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       932,260

                                                                                                                      2,932,258
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 12.78%
       1,999,998  ALLIANCE & LEICESTER PLC                                           3.27         09/19/2005          1,996,458
         379,000  AMSTEL FUNDING CORPORATION                                         3.41         09/07/2005            378,780
         999,999  ATOMIUM FUNDING CORPORATION                                        3.31         09/07/2005            999,419
       2,999,997  BANCO BILBAO VIZCAYA ARGENTARIA                                    3.70         10/31/2005          2,981,607
         250,000  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                   3.67         01/17/2006            250,032
         400,000  CHARTA LLC                                                         3.56         09/08/2005            399,728
         250,000  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                       3.66         10/19/2005            248,772
         250,000  CROWN POINT CAPITAL COMPANY LLC                                    3.66         10/18/2005            248,800
         554,999  DANSKE CORPORATION                                                 3.52         09/07/2005            554,678
       1,599,998  DEXIA DELAWARE LLC                                                 3.25         09/19/2005          1,597,166
       3,599,996  DNB NOR BANK ASA                                                   3.58         09/23/2005          3,592,112
       1,999,998  FIVE FINANCE INCORPORATED                                          3.45         09/29/2005          1,994,438
         500,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     3.73         11/30/2005            495,315
         350,000  GENERAL ELECTRIC CAPITAL                                           3.55         09/22/2005            349,275
         999,999  GENERAL ELECTRIC CAPITAL+/-                                        3.48         03/29/2006          1,000,149
      26,999,973  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE
                  $27,002,673)                                                       3.60         09/01/2005         26,999,973
         400,000  HBOS TREASURY SERVICES PLC                                         3.45         09/02/2005            399,960
         799,999  HBOS TREASURY SERVICES PLC                                         3.48         09/07/2005            799,535
       1,799,998  HBOS TREASURY SERVICES PLC+/-                                      3.59         01/12/2006          1,800,232
       1,999,998  ING USA ANNUITY AND LIFE INSURANCE+/-                              3.72         06/06/2006          1,999,998
         999,999  KLIO FUNDING CORPORATION                                           3.71         10/31/2005            993,869
       2,380,998  LEXINGTON PARKER CAPITAL CORPORATION                               3.73         10/11/2005          2,371,378
       1,999,998  LIBERTY LIGHT US CAPITAL+/-                                        3.57         05/26/2006          2,000,078
       1,999,998  LIQUID FUNDING LIMITED+/-                                          3.51         03/03/2006          1,999,998
       2,999,997  MORGAN STANLEY                                                     3.58         09/02/2005          2,999,697
       1,299,999  NORDEA NORTH AMERICA INCORPORATED                                  3.72         11/01/2005          1,291,744
         411,000  PARK AVENUE RECEIVABLES CORPORATION                                3.57         09/22/2005            410,149
         386,000  PERRY GLOBAL FUNDING LIMITED                                       3.66         09/22/2005            385,201
         500,000  SCALDIS CAPITAL LIMITED                                            3.45         09/13/2005            499,409
         999,999  SEDNA FINANCE INCORPORATED                                         3.43         09/20/2005            998,129
       2,999,997  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          3.76         07/11/2006          2,999,997
       2,749,997  UNICREDITO ITALIANO+/-                                             3.80         02/28/2006          2,738,475
       1,176,999  WHITE PINE FINANCE LLC                                             3.47         10/03/2005          1,173,185

                                                                                                                     69,947,736
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $72,879,994)                                                           72,879,994
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 1.70%
       9,265,421  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        9,265,421
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,265,421)                                                                        9,265,421
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $620,374,503)*                                     112.93%                                               $    617,829,011

OTHER ASSETS AND LIABILITIES, NET                        (12.93)                                                    (70,724,610)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    547,104,401
                                                         ------                                                ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,265,421.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.26%
$        409,297  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS
                  B2+/-                                                                4.33%      04/25/2024   $        410,237

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $393,322)                                                               410,237
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 70.73%

APPAREL & ACCESSORY STORES - 1.45%
       2,000,000  GAP INCORPORATED                                                     9.55       12/15/2008          2,290,120
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 3.19%
       1,740,000  DR HORTON INCORPORATED                                               7.50       12/01/2007          1,835,129
       1,400,000  RYLAND GROUP INCORPORATED                                            9.75       09/01/2010          1,468,250
       1,750,000  STANDARD-PACIFIC CORPORATION                                         6.50       10/01/2008          1,758,750

                                                                                                                      5,062,129
                                                                                                               ----------------

BUSINESS SERVICES - 1.39%
         725,000  BRICKMAN GROUP LIMITED SERIES B                                     11.75       12/15/2009            824,688
       1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                    3.75       01/15/2009          1,380,000

                                                                                                                      2,204,688
                                                                                                               ----------------

CHEMICALS & ALLIED PRODUCTS - 4.02%
       1,515,000  FMC CORPORATION SERIES MTNA                                          7.00       05/15/2008          1,590,750
       2,415,000  IMC GLOBAL INCORPORATED                                             10.88       06/01/2008          2,734,987
       1,900,000  MILLENNIUM AMERICA INCORPORATED                                      9.25       06/15/2008          2,047,250

                                                                                                                      6,372,987
                                                                                                               ----------------

COMMUNICATIONS - 13.10%
       2,500,000  AT&T CORPORATION SERIES MTNA                                         8.35       05/15/2025          2,562,500
       2,495,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006          2,526,188
       1,915,000  CSC HOLDINGS INCORPORATED                                            7.25       07/15/2008          1,936,544
       1,000,000  DOBSON CELLULAR SYSTEMS+/-                                           8.44       11/01/2011          1,040,000
       2,970,000  LENFEST COMMUNICATIONS INCORPORATED                                 10.50       06/15/2006          3,094,888
       2,250,000  MCI INCORPORATED                                                     8.74       05/01/2014          2,520,000
       1,915,000  PANAMSAT CORPORATION                                                 6.38       01/15/2008          1,943,725
       2,000,000  PAXSON COMMUNICATION CORPORATION+++/-                                6.35       01/15/2010          2,000,000
       3,000,000  QWEST CORPORATION+++/-                                               6.67       06/15/2013          3,142,500

                                                                                                                     20,766,345
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.04%
       1,475,000  ALLIED WASTE NORTH AMERICA SERIES B                                  8.88       04/01/2008          1,556,125
       2,000,000  CMS ENERGY CORPORATION                                               7.50       01/15/2009          2,110,000
       2,490,000  SIERRA PACIFIC POWER COMPANY SERIES A                                8.00       06/01/2008          2,645,625
       1,615,000  TXU ENERGY COMPANY LLC                                               6.13       03/15/2008          1,675,239

                                                                                                                      7,986,989
                                                                                                               ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 2.35%
       3,500,000  AMETEK INCORPORATED                                                  7.20       07/15/2008          3,722,051
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.23%
       1,915,000  BALL CORPORATION                                                     7.75       08/01/2006          1,953,300
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 0.96%
       1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                           8.00       02/15/2008          1,515,600
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HEALTH SERVICES - 5.06%
$      2,000,000  ALLIANCE IMAGING INCORPORATED                                       10.38%      04/15/2011   $      2,165,000
       1,500,000  EXTENDICARE HEALTH SERVICES                                          9.50       07/01/2010          1,608,750
       2,160,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                              7.88       02/01/2008          2,230,200
       1,915,000  MAGELLAN HEALTH SERVICES INCORPORATED SERIES A                       9.38       11/15/2008          2,020,325

                                                                                                                      8,024,275
                                                                                                               ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.37%
         520,000  TEMPUR-PEDIC                                                        10.25       08/15/2010            578,500
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 7.58%
       2,185,000  AMERISTAR CASINOS INCORPORATED                                      10.75       02/15/2009          2,359,800
       2,000,000  CHUMASH CASINO & RESORT ENTERPRISE++                                 9.00       07/15/2010          2,147,500
       2,500,000  HANOVER EQUIPMENT TRUST SERIES B                                     8.75       09/01/2011          2,681,250
         779,000  HMH PROPERTIES INCORPORATED SERIES B<<                               7.88       08/01/2008            789,711
       1,500,000  JOHN Q HAMMONS HOTELS SERIES B                                       8.88       05/15/2012          1,650,000
       2,400,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009          2,391,000

                                                                                                                     12,019,261
                                                                                                               ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.52%
       2,300,000  BAUSCH & LOMB INCORPORATED                                           6.95       11/15/2007          2,408,896
                                                                                                               ----------------

METAL MINING - 0.68%
       1,000,000  TEREX CORPORATION                                                    9.25       07/15/2011          1,082,500
                                                                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.79%
         750,000  JACUZZI BRANDS INCORPORATED                                          9.63       07/01/2010            811,875
       1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                      8.75       11/15/2012          2,016,500

                                                                                                                      2,828,375
                                                                                                               ----------------

MISCELLANEOUS RETAIL - 1.35%
       2,000,000  RITE AID CORPORATION                                                12.50       09/15/2006          2,135,000
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.05%
       1,000,000  FORD MOTOR CREDIT COMPANY                                            4.95       01/15/2008            961,922
         250,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.13       01/22/2008            245,809
       1,000,000  GENERAL MOTORS ACCEPTENCE CORPORATION                                6.13       08/28/2007            993,658
       1,000,000  HUNTSMAN ADVANCED MATERIALS LLC+/-                                  11.83       07/15/2008          1,048,750

                                                                                                                      3,250,139
                                                                                                               ----------------

OIL & GAS EXTRACTION - 1.82%
       2,550,670  PORT ARTHUR FINANCE CORPORATION                                     12.50       01/15/2009          2,888,634
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 1.78%
       2,675,000  GEORGIA-PACIFIC CORPORATION                                          7.38       07/15/2008          2,822,125
                                                                                                               ----------------

PERSONAL SERVICES - 0.64%
       1,000,000  SERVICE CORPORATION INTERNATIONAL                                    6.50       03/15/2008          1,012,500
                                                                                                               ----------------

PIPELINES, EXCEPT NATURAL GAS - 1.32%
       2,105,000  PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION              4.75       08/15/2009          2,099,026
                                                                                                               ----------------

PRIMARY METAL INDUSTRIES - 2.44%
       2,000,000  EARLE M JORGENSEN COMPANY                                            9.75       06/01/2012          2,185,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES (continued)
$      1,500,000  UNITED STATES STEEL LLC                                             10.75%      08/01/2008   $      1,687,500

                                                                                                                      3,872,500
                                                                                                               ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.39%
       2,000,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                    9.88       11/15/2009          2,182,500
         700,000  DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                9.88       08/15/2013            791,875
       1,310,000  PRIMEDIA INCORPORATED<<                                              7.63       04/01/2008          1,324,737
       1,000,000  UCAR FINANCE INCORPORATED<<                                         10.25       02/15/2012          1,070,000

                                                                                                                      5,369,112
                                                                                                               ----------------

REAL ESTATE - 0.51%
         780,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES M<<                         7.00       08/15/2012            815,100
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 3.88%
       2,075,000  ARVINMERITOR INCORPORATED                                            6.63       06/15/2007          2,085,375
       1,500,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                             4.67       03/20/2007          1,474,764
       2,580,000  ITT CORPORATION                                                      6.75       11/15/2005          2,589,675

                                                                                                                      6,149,814
                                                                                                               ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.82%
       2,635,000  AMERISOURCEBERGEN CORPORATION                                        8.13       09/01/2008          2,885,325
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $111,991,586)                                                                   112,115,291
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 6.12%
       2,550,000  BRITISH SKY BROADCASTING GROUP PLC                                   8.20       07/15/2009          2,869,597
       1,000,000  CP SHIPS LIMITED                                                    10.38       07/15/2012          1,130,000
       1,490,000  CROWN CORK & SEAL FINANCE PLC<<                                      7.00       12/15/2006          1,523,525
       2,030,000  NOVA CHEMICALS CORPORATION SERIES MTN                                7.40       04/01/2009          2,088,362
       2,000,000  ROGERS WIRELESS INCORPORATED+/-                                      6.54       12/15/2010          2,085,000

TOTAL FOREIGN CORPORATE BONDS (COST $9,684,476)                                                                       9,696,484
                                                                                                               ----------------

FOREIGN GOVERNMENT BONDS - 1.32%
       1,880,000  BURNS PHILP CAPITAL PROPERTY US                                     10.75       02/15/2011          2,096,200

TOTAL FOREIGN GOVERNMENT BONDS (COST $2,094,078)                                                                      2,096,200
                                                                                                               ----------------

US TREASURY SECURITIES - 0.01%

US TREASURY BILLS - 0.01%
          10,000  US TREASURY BILL^                                                    2.96       09/22/2005              9,982
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $9,983)                                                                                9,982
                                                                                                               ----------------

TERM LOANS - 19.09%
         808,409  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-++                   5.65       01/06/2012            813,712
       1,997,517  CHARTER COMMUNICATIONS TERM LOAN+/-++                                6.68       04/27/2010          2,000,013
       2,000,000  DAVITA INCORPORATED TERM LOAN B+/-++                                 5.54       04/30/2012          2,027,780
       1,528,222  DEX MEDIA WEST LLC TERM LOAN B+/-++                                  5.32       09/10/2010          1,544,773
       2,000,000  DIRECTV TERM LOAN+/-++                                               5.09       04/08/2013          2,016,780
       2,310,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-++                      6.32       04/08/2010          2,334,555
         995,000  GRAHAM PACKAGING COMPANY LP TERM LOAN+/-++                           6.03       09/15/2011          1,010,462
       1,447,235  INVISTA TERM LOAN B+/-++                                             5.75       04/30/2011          1,465,326
       1,000,000  KERR-MCGEE CORPORATION TERM LOAN B+/-++                              5.79       05/19/2011          1,004,220
       1,054,165  LIFEPOINT INCORPORATED TERM LOAN B+/-++                              5.20       04/15/2012          1,063,578
         875,026  MIDWEST GENERATION LLC TERM LOAN+/-++                                5.44       04/05/2011            882,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS (continued)
$      1,884,580  MUELLER GROUP INCORPORATED TERM LOAN+/-++                            6.36%      03/24/2011   $      1,901,070
       2,497,070  NALCO COMPANY TERM LOAN B+/-++                                       5.65       11/01/2010          2,530,056
       2,000,000  NEW PAGE CORPORATION TERM LOAN B+/-++                                6.58       04/07/2011          2,027,500
         496,870  NEW SKIES SATELLITES TERM LOAN+/-++                                  5.88       05/04/2011            502,564
         990,000  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-++                          5.91       07/28/2011          1,001,137
         935,000  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-++                   5.92       05/14/2010            937,338
       2,393,752  REGAL CINEMAS CORPORATION TERM LOAN B+/-++                           5.23       10/19/2010          2,419,557
         997,500  SPECTRUM BRANDS INCORPORATED TERM LOAN+/-++                          5.29       02/07/2012          1,008,722
         760,000  VISANT CORPORATION TERM LOAN B+/-++                                  5.94       09/30/2011            764,750
         987,095  WARNER MUSIC GROUP TERM LOAN+/-++                                    5.68       03/18/2010            996,610

TOTAL TERM LOANS (COST $29,976,327)                                                                                  30,252,871
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 2.88%

SHARES            SECURITY NAME                                                                                     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%
         563,838  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       563,838
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 2.52%
       4,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                  (MATURITY VALUE $4,000,398)                                          3.58       09/01/2005          4,000,000
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,563,838)                                                             4,563,838
                                                                                                               ----------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 2.77%
       4,397,374  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        4,397,374
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,397,374)                                                                        4,397,374
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,110,984)*                                     103.18%                                               $    163,542,277

OTHER ASSETS AND LIABILITIES, NET                         (3.18)                                                     (5,037,395)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    158,504,882
                                                         ------                                                ----------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,397,374.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 8.54%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.65%
$        359,089  FHLMC #1B0128+/-                                                     6.16%      09/01/2031   $        362,756
          90,949  FHLMC #1B0145+/-                                                     6.03       10/01/2031             92,477
         597,329  FHLMC #555243                                                        9.00       11/01/2016            647,233
       1,295,965  FHLMC #555427                                                        9.50       09/01/2020          1,481,644
         565,661  FHLMC #555490                                                        9.50       12/01/2016            612,873
       3,907,902  FHLMC #555519<<                                                      9.00       12/01/2016          4,254,162
       1,126,543  FHLMC #788792+/-<<                                                   6.15       01/01/2029          1,177,095
       2,121,789  FHLMC #789272+/-<<                                                   5.69       04/01/2032          2,191,522
         328,731  FHLMC #846989+/-                                                     5.64       06/01/2031            337,323
         648,843  FHLMC #846990+/-                                                     6.15       10/01/2031            665,414
       1,248,906  FHLMC #884013<<                                                     10.50       05/01/2020          1,420,357
         879,691  FHLMC #A01734<<                                                      9.00       08/01/2018            956,869
         341,400  FHLMC #A01849                                                        9.50       05/01/2020            388,113
       1,937,715  FHLMC #C64637<<                                                      7.00       06/01/2031          2,030,884
       2,672,498  FHLMC #G01126<<                                                      9.50       12/01/2022          2,941,163
       1,766,799  FHLMC #G11150<<                                                      7.50       12/01/2011          1,834,406
       1,428,777  FHLMC #G11200<<                                                      8.00       01/01/2012          1,509,248
       1,609,857  FHLMC #G11229                                                        8.00       01/01/2013          1,696,932
       1,230,299  FHLMC #G11391<<                                                      7.50       06/01/2012          1,299,086
       1,630,215  FHLMC #G40362                                                        5.00       05/01/2006          1,637,933
         654,187  FHLMC #G80118                                                       10.00       11/17/2021            751,423

                                                                                                                     28,288,913
                                                                                                               ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.31%
         889,479  FNMA #100001                                                         9.00       02/15/2020            991,001
         770,739  FNMA #100256                                                         9.00       10/15/2021            854,039
       1,084,705  FNMA #100259<<                                                       7.50       12/15/2009          1,123,030
         324,772  FNMA #190722                                                         9.50       03/01/2021            362,603
         981,972  FNMA #190909<<                                                       9.00       06/01/2024          1,094,380
       1,497,818  FNMA #252870<<                                                       7.00       11/01/2014          1,568,923
         782,377  FNMA #310010                                                         9.50       12/01/2020            897,365
         148,094  FNMA #323069                                                         9.00       11/01/2007            148,436
          16,747  FNMA #323498                                                         9.50       12/01/2009             16,745
       3,047,430  FNMA #323534<<                                                       9.00       12/01/2016          3,363,141
       2,081,110  FNMA #340181<<                                                       7.00       12/01/2010          2,166,363
         830,710  FNMA #344890<<                                                      10.25       09/01/2021            953,724
         469,381  FNMA #379046                                                         9.50       03/01/2010            488,541
         867,219  FNMA #392647                                                         9.00       10/01/2013            906,548
          91,958  FNMA #426817                                                        10.00       12/01/2009             92,723
         634,981  FNMA #458004                                                        10.00       03/20/2018            712,675
         208,889  FNMA #522159+/-                                                      7.10       02/01/2030            210,816
         827,157  FNMA #523850<<                                                      10.50       10/01/2014            900,406
       1,776,156  FNMA #535807<<                                                      10.50       04/01/2022          2,038,761
       2,526,742  FNMA #545117+/-<<                                                    6.21       12/01/2040          2,602,092
       2,188,962  FNMA #545131<<                                                       8.00       03/01/2013          2,283,476
         592,177  FNMA #545157<<                                                       8.50       11/01/2012            621,910
       2,723,723  FNMA #545325<<                                                       8.50       07/01/2017          2,944,386
       1,249,912  FNMA #545460+/-<<                                                    5.82       11/01/2031          1,292,417
         693,236  FNMA #591199+/-                                                      6.07       08/01/2031            699,220
       4,594,247  FNMA #598559<<                                                       6.50       08/01/2031          4,799,057
         183,635  FNMA #604060+/-                                                      6.01       09/01/2031            188,500
       1,097,550  FNMA #604689+/-<<                                                    6.41       10/01/2031          1,131,681
       1,182,621  FNMA #635070+/-<<                                                    5.14       05/01/2032          1,208,341
       1,045,496  FNMA #646643+/-<<                                                    5.92       06/01/2032          1,071,310
       1,073,112  FNMA #660508<<                                                       7.00       05/01/2013          1,123,515
       6,239,495  FNMA #724657+/-<<                                                    6.35       07/01/2033          6,538,975
         613,136  FNMA #8243                                                          10.00       01/01/2010            661,939

                                                                                                                     46,057,039
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.58%
$        233,495  GNMA #780253                                                         9.50%      11/15/2017   $        256,979
       1,013,813  GNMA #780267<<                                                       9.00       11/15/2017          1,115,191
         924,605  GNMA #780664<<                                                      10.00       10/20/2017          1,055,764
       2,818,470  GNMA #781310<<                                                       8.00       01/15/2013          2,962,333
       3,007,946  GNMA #781311<<                                                       7.50       02/15/2013          3,142,103
       4,534,846  GNMA #781540<<                                                       7.00       05/15/2013          4,753,834
       3,387,272  GNMA #781614<<                                                       7.00       06/15/2033          3,598,483

                                                                                                                     16,884,687
                                                                                                               ----------------

TOTAL AGENCY SECURITIES (COST $87,644,382)                                                                           91,230,639
                                                                                                               ----------------

ASSET-BACKED SECURITIES - 25.32%
       8,700,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                       4.32       10/25/2033          8,796,756
      10,958,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-            3.44       10/25/2034         10,842,517
      20,193,909  AIRPLANES PASS THROUGH TRUST SERIES 1R CLASS B+/-^^                  3.97       03/15/2019          2,827,147
       5,068,768  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
                  2003-HE6 CLASS AIO(C)                                                4.00       11/25/2033            102,278
      10,075,000  AUTO LOAN TRUST                                                      4.32       05/15/2008         10,089,710
      10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                   3.89       03/15/2012         10,057,638
      13,000,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                       5.30       06/15/2009         13,136,681
       5,493,068  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS
                  A2                                                                   3.04       07/15/2007          5,473,359
       9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-               4.29       03/25/2034          9,648,038
       7,400,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                  4.24       05/25/2033          7,429,829
         892,890  CLYDESDALE CBO I LIMITED SERIES 1A CLASS A1+/-++                     4.22       03/25/2011            896,239
       5,365,011  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A        7.23       07/16/2028              1,677
       2,349,208  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS AF1+/-     3.84       10/25/2022          2,349,480
       5,845,754  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-          3.81       05/15/2028          5,849,709
       2,120,938  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          3.86       02/15/2034          2,127,240
       9,781,187  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-         3.87       12/15/2033          9,799,744
      17,567,717  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                    3.17       09/08/2007         17,510,816
      17,321,589  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/-++                     4.26       11/10/2030         17,321,589
     136,913,539  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++                 0.83       09/29/2031          3,806,196
         962,740  EDUCAP INCORPORATED SERIES 1993-A CLASS A3+/-                        4.27       08/20/2008            963,288
       4,843,438  EPIC TRUST SERIES 1996-1 CLASS B^^++                                 5.84       09/25/2009            339,041
       1,314,960  EPIC TRUST SERIES 1996-1 CLASS C+/-^^++                             10.00       09/25/2009             13,150
       5,271,679  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-             2.47       09/25/2033          5,287,032
       2,365,280  FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES
                  2000-FF1 CLASS M1+/-                                                 4.47       09/25/2030          2,366,253
       5,500,000  FLEET COMMERCIAL LOAN MASTER LLC SERIES 2000-1A CLASS B2+/-++        4.37       11/16/2007          5,500,550
       6,500,000  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS AV1       7.27       06/15/2028          6,518,316
       5,562,695  GREEN TREE HOME IMPROVEMENT LOAN TRUST SERIES 1998-E CLASS
                  HEM1                                                                 6.93       07/15/2028          5,599,523
      15,511,774  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                    3.76       08/25/2035         15,511,774
         454,538  GSAA TRUST SERIES 2004-7 CLASS AV1+/-                                3.82       06/25/2034            454,516
      12,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                    4.34       02/25/2034         12,062,815
       8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                    4.29       03/25/2034          8,226,959
       9,500,000  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-            4.32       10/25/2033          9,542,913
       2,635,156  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5       7.35       04/15/2027          2,684,664
       1,840,228  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                      4.17       12/09/2010          1,844,277
      14,551,181  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RZ2 CLASS AIO(C)                                                5.75       09/25/2005              1,717
         624,757  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RZ5 CLASS A2                                                    3.18       03/25/2027            622,938
       1,658,264  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                         3.88       03/25/2032          1,659,442
       9,125,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                  CLASS MII1+/-                                                        4.27       10/25/2033          9,124,165
       9,090,712  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                3.97       05/30/2012          9,098,893
      11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                                4.39       10/25/2033         11,033,565
      15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                                4.59       04/25/2033         15,075,663
       2,800,680  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                  4.12       12/25/2034          2,815,560
       6,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++         3.04       01/23/2011          6,000,000

TOTAL ASSET-BACKED SECURITIES (COST $300,261,895)                                                                   270,413,657
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.73%
$        206,896  ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1             7.59%      07/11/2027   $        210,843
       1,062,729  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1            7.10       08/13/2029          1,092,223
      37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-(C)++                                            1.77       05/11/2035          2,597,126
       5,016,201  BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/-++             4.47       11/15/2015          5,049,996
      15,075,000  BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES
                  2003-AC2 CLASS AIO(C)                                                5.00       10/25/2005             61,435
         678,675  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                  A+/-                                                                 4.81       03/25/2022            678,796
         689,791  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z           8.00       09/20/2021            688,956
      99,337,569  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                  1AIO+/-(C)                                                           1.40       03/25/2007          1,037,641
       2,287,315  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1               6.00       02/25/2017          2,336,200
       1,508,614  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                               4.75       06/19/2031          1,545,757
       2,325,480  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                  2004-30 CLASS 3A1+/-                                                 5.16       09/25/2034          2,369,573
       2,410,853  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1997-C2 CLASS A2                                                     6.52       01/17/2035          2,422,097
      81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CF2 CLASS ACP+/-(C)++                                           1.17       02/15/2034          2,297,435
     115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CK1 CLASS ACP+/-(C)++                                           1.03       12/16/2035          2,790,169
     100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CK6 CLASS ACP+/-(C)                                             0.93       08/15/2036          2,813,690
      90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CKN5 CLASS ACP+/-(C)++                                          1.94       09/15/2034          5,140,606
       4,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-TF2A CLASS E+/-++                                               4.52       11/15/2014          4,004,960
       3,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-TF2A CLASS F+/-++                                               4.67       11/15/2014          3,009,771
       7,398,712  DEUTSCHE ALT-A SECURITIES INCORPORATED ALTERNATE LOAN TRUST
                  SERIES 2003-4XS CLASS AIO+/-(C)                                      3.00       11/25/2005             31,763
      14,427,000  DEUTSCHE MORTGAGE SECURITIES INCORPORATED SERIES 2004-2 CLASS
                  AIO+/-(C)                                                            3.50       02/25/2006            133,770
       7,465,362  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A        7.45       06/10/2033          7,612,973
         892,581  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-         4.66       01/25/2022            889,840
         183,940  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-        3.97       02/20/2021            182,966
         918,009  FANNIE MAE SERIES 1988-5 CLASS Z                                     9.20       03/25/2018            967,354
       3,009,857  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6        9.50       02/25/2042          3,295,835
       2,338,715  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                           9.50       06/25/2030          2,541,855
       6,553,654  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                          9.50       12/25/2041          7,191,211
       5,555,048  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                          9.50       08/25/2041          6,094,733
      11,939,361  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                        4.95       07/25/2041         12,126,858
       6,295,820  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                           9.50       11/25/2031          6,792,394
         668,319  FNMA SERIES 1988-4 CLASS Z                                           9.25       03/25/2018            717,505
         390,298  FNMA SERIES 1988-9 CLASS Z                                           9.45       04/25/2018            420,978
       1,116,892  FNMA SERIES 1989-30 CLASS Z                                          9.50       06/25/2019          1,218,419
         279,759  FNMA SERIES 1989-49 CLASS E                                          9.30       08/25/2019            301,960
         237,141  FNMA SERIES 1990-111 CLASS Z                                         8.75       09/25/2020            250,010
         587,993  FNMA SERIES 1990-119 CLASS J                                         9.00       10/25/2020            632,948
         316,281  FNMA SERIES 1990-124 CLASS Z                                         9.00       10/25/2020            342,800
       1,292,109  FNMA SERIES 1990-21 CLASS Z                                          9.00       03/25/2020          1,418,761
         693,428  FNMA SERIES 1990-27 CLASS Z                                          9.00       03/25/2020            747,915
         391,754  FNMA SERIES 1990-30 CLASS D                                          9.75       03/25/2020            429,074
       1,700,368  FNMA SERIES 1991-132 CLASS Z                                         8.00       10/25/2021          1,810,092
         631,701  FNMA SERIES 1992-71 CLASS X                                          8.25       05/25/2022            671,403
       3,483,361  FNMA SERIES G-22 CLASS ZT                                            8.00       12/25/2016          3,696,528
       4,951,366  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                           4.49       05/25/2042          5,077,674
       3,796,352  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                           2.20       07/25/2037          3,759,502
       2,601,958  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                          5.65       06/25/2033          2,627,428
      14,888,724  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                           4.40       08/25/2042         15,281,166
     140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                  CLASS X2+/-(C)++                                                     0.95       05/15/2033          3,346,793
     181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS X2+/-(C)++                                                     1.25       08/11/2033          5,765,876

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      2,506,408  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2000-C2 CLASS A1                                                     7.27%      08/16/2033   $      2,561,145
     131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2001-C2 CLASS X2+/-(C)++                                             0.93       04/15/2034          2,809,726
       9,947,583  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++               4.04       06/25/2034          9,984,311
       8,360,285  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++               4.42       06/25/2034          8,670,215
       7,951,423  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                   5.22       04/25/2032          7,980,670
         563,005  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-             3.80       06/25/2024            561,129
       4,080,272  IMPAC CMB TRUST SERIES 2003-4 CLASS 3AIO(C)                          6.00       09/25/2005                486
       9,600,000  IMPAC SECURED ASSETS CORPORATION SERIES 2003-3 CLASS AIO(C)          5.75       01/25/2006            169,603
      11,206,969  IMPAC SECURED ASSETS CORPORATION SERIES 2004-1 CLASS AIO+/-(C)       3.50       02/25/2006            118,399
     520,673,491  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                  AX1+/-(C)                                                            0.80       01/25/2035          5,857,577
     283,095,120  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                  AX1+/-(C)                                                            0.80       11/25/2034          3,096,353
     248,861,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB2 CLASS X2+/-(C)++                                    1.00       04/15/2035          6,577,197
       7,760,484  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                  4.93       04/25/2035          7,748,722
       7,560,290  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.16       06/25/2035          7,618,138
       6,000,000  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37       08/25/2035          6,017,400
       3,233,443  MLCC SERIES 1996-C CLASS B+/-                                        4.81       09/15/2021          2,649,483
           3,062  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-                  10.16       04/20/2021             16,834
       6,482,840  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-      3.76       05/25/2035          6,481,588
          81,069  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-         4.90       04/25/2018             81,123
          52,127  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1995-A CLASS 2B+/-        8.73       03/28/2025             52,127
         168,585  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++           3.71       04/26/2021            165,213
      12,166,522  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                   4.97       09/10/2035         12,362,622
       7,786,574  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                   5.17       09/10/2035          7,905,643
       1,579,766  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                  A+/-                                                                 4.56       11/25/2020          1,575,312
       5,506,173  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                          5.00       08/20/2032          5,558,654
      12,664,046  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A1                                                      9.22       10/25/2024         13,389,208
       2,166,291  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A2                                                      9.65       10/25/2024          2,235,701
          31,700  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1994-C1 CLASS
                  A3+/-                                                                4.32       08/25/2026             31,700
       1,169,776  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-     4.16       02/25/2028          1,169,776
       6,902,542  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                  A+/-++                                                               8.74       04/15/2027          7,094,605
       9,153,051  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                               8.56       07/15/2027          9,355,436
         840,037  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                  3A+/-                                                                5.80       05/25/2032            838,436
       3,459,046  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-          4.82       10/25/2032          3,467,395
       3,192,127  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-          4.38       12/25/2032          3,168,941
       6,952,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-           3.07       08/25/2033          6,831,589
       1,040,218  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-               6.19       08/25/2032          1,037,119
         917,046  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-               6.19       08/25/2032            914,289
       3,463,659  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-            5.30       12/28/2037          3,467,988

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $293,042,436)                                                       296,147,511
                                                                                                               ----------------

CORPORATE BONDS & NOTES - 27.27%

AMUSEMENT & RECREATION SERVICES - 0.72%
       3,845,000  CAESARS ENTERTAINMENT INCORPORATED                                   8.50       11/15/2006          4,023,462
       3,700,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                  4.73       12/01/2010          3,700,000

                                                                                                                      7,723,462
                                                                                                               ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.24%
       2,405,000  DR HORTON INCORPORATED                                               7.50       12/01/2007          2,536,486
                                                                                                               ----------------

BUSINESS SERVICES - 0.43%
       4,535,000  CENDANT CORPORATION                                                  6.88       08/15/2006          4,633,301
                                                                                                               ----------------

COMMUNICATIONS - 4.58%
       2,890,000  ALLTEL CORPORATION                                                   4.66       05/17/2007          2,907,953
          15,000  CITIZENS COMMUNICATIONS COMPANY                                      7.60       06/01/2006             15,187
      10,020,000  CLEAR CHANNEL COMMUNICATIONS                                         3.13       02/01/2007          9,807,346

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$      3,850,000  COX COMMUNICATIONS INCORPORATED                                      7.75%      08/15/2006   $      3,962,720
       2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                   3.95       12/14/2007          2,014,276
       5,775,000  LENFEST COMMUNICATIONS INCORPORATED                                  8.38       11/01/2005          5,812,226
       1,000,000  LENFEST COMMUNICATIONS INCORPORATED                                 10.50       06/15/2006          1,042,050
       1,155,000  LIBERTY MEDIA CORPORATION+/-                                         4.91       09/17/2006          1,163,027
       2,250,000  QWEST CORPORATION+/-++                                               6.65       06/15/2013          2,356,875
       6,000,000  SPRINT CAPITAL CORPORATION                                           6.13       11/15/2008          6,296,586
       7,100,000  UNIVISION COMMUNICATIONS INCORPORATED                                2.88       10/15/2006          6,969,339
       6,455,000  VERIZON WIRELESS CAPITAL LLC                                         5.38       12/15/2006          6,549,049

                                                                                                                     48,896,634
                                                                                                               ----------------

COMPUTER HARDWARE - 0.49%
       5,300,000  IBM CORPORATION                                                      3.80       02/01/2008          5,251,807
                                                                                                               ----------------

DEPOSITORY INSTITUTIONS - 5.35%
       5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                  5.10       07/15/2029          5,057,350
       7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                               4.60       04/15/2027          7,497,758
       9,500,000  FIRST MARYLAND CAPITAL I+/-                                          4.60       01/15/2027          9,472,070
       2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                        3.43       02/01/2027          1,854,442
      12,305,000  NTC CAPITAL TRUST II SERIES B+/-                                     4.19       04/15/2027         11,853,197
         820,000  NTC CAPITAL TRUST SERIES A+/-                                        4.12       01/15/2027            784,536
       5,300,000  SOVEREIGN BANCORP+/-++                                               4.14       03/01/2009          5,299,141
       5,000,000  STAR BANC CAPITAL TRUST I+/-                                         4.18       06/15/2027          4,934,980
       4,500,000  SUNTRUST CAPITAL III+/-                                              3.66       03/15/2028          4,374,936
       6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                   4.38       08/15/2008          6,021,660

                                                                                                                     57,150,070
                                                                                                               ----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.49%
       2,890,000  ENTERGY GULF STATES                                                  5.12       08/01/2010          2,889,540
       4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                  3.73       12/01/2009          4,812,490
       1,750,000  FPL GROUP CAPITAL INCORPORATED                                       3.25       04/11/2006          1,743,469
       1,100,000  GPU INCORPORATED SERIES A                                            7.70       12/01/2005          1,109,485
       7,000,000  NISOURCE FINANCE CORPORATION                                         7.63       11/15/2005          7,045,920
       5,000,000  PSEG FUNDING TRUST                                                   5.38       11/16/2007          5,078,805
       3,855,000  TXU CORPORATION SERIES J                                             6.38       06/15/2006          3,904,996

                                                                                                                     26,584,705
                                                                                                               ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.30%
       3,100,000  BALL CORPORATION                                                     7.75       08/01/2006          3,162,000
                                                                                                               ----------------

FOOD & KINDRED PRODUCTS - 0.50%
       5,235,000  CONAGRA FOODS INCORPORATED                                           9.88       11/15/2005          5,285,041
                                                                                                               ----------------

HEALTH SERVICES - 0.94%
       4,815,000  CAREMARK RX INCORPORATED                                             7.38       10/01/2006          4,946,849
       5,000,000  HCA INCORPORATED                                                     7.13       06/01/2006          5,088,615

                                                                                                                     10,035,464
                                                                                                               ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.10%
       1,000,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-            4.80       12/01/2028          1,000,000
      10,500,000  MORGAN STANLEY                                                       5.80       04/01/2007         10,741,532

                                                                                                                     11,741,532
                                                                                                               ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.79%
       4,500,000  HARRAH'S OPERATING COMPANY INCORPORATED                              7.88       12/15/2005          4,533,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
$      3,855,000  MGM MIRAGE INCORPORATED                                              7.25%      10/15/2006   $      3,927,281

                                                                                                                      8,461,031
                                                                                                               ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.61%
       6,550,000  JOHN DEERE CAPITAL CORPORATION                                       3.88       03/07/2007          6,523,879
                                                                                                               ----------------

INSURANCE CARRIERS - 1.21%
       9,000,000  HSB CAPITAL I SERIES B+/-                                            4.51       07/15/2027          8,972,964
       4,000,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                 4.10       11/15/2006          3,986,876

                                                                                                                     12,959,840
                                                                                                               ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.34%
       4,975,000  FORD MOTOR CREDIT COMPANY<<                                          6.50       01/25/2007          5,019,098
      19,135,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                   5.38       03/15/2007         19,496,939
       4,815,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<+/-                           4.56       07/16/2007          4,729,071
       6,275,000  HSBC FINANCE CORPORATION                                             8.88       02/15/2006          6,397,388

                                                                                                                     35,642,496
                                                                                                               ----------------

OIL & GAS EXTRACTION - 1.18%
       5,000,000  DEVON ENERGY CORPORATION                                             2.75       08/01/2006          4,910,355
       3,850,000  KERR - MCGEE CORPORATION                                             8.13       10/15/2005          3,864,749
       3,700,000  PIONEER NATURAL RESOURCES COMPANY                                    6.50       01/15/2008          3,837,984

                                                                                                                     12,613,088
                                                                                                               ----------------

PAPER & ALLIED PRODUCTS - 0.49%
       4,000,000  GEORGIA-PACIFIC CORPORATION                                          7.38       07/15/2008          4,220,000
       1,000,000  INTERNATIONAL PAPER COMPANY                                          6.50       11/15/2007          1,040,828

                                                                                                                      5,260,828
                                                                                                               ----------------

REAL ESTATE - 0.88%
       3,000,000  EOP OPERATING LP                                                     6.75       02/15/2008          3,139,950
       4,600,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                                 7.00       12/01/2006          4,714,614
       1,445,000  K. HOVNANIAN ENTERPRISES                                            10.50       10/01/2007          1,589,500

                                                                                                                      9,444,064
                                                                                                               ----------------

TOBACCO PRODUCTS - 0.32%
       3,378,000  ALTRIA GROUP INCORPORATED                                            6.38       02/01/2006          3,403,041
                                                                                                               ----------------

TRANSPORTATION EQUIPMENT - 1.31%
       7,705,001  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                            3.61       03/07/2007          7,695,037
       6,000,000  RAYTHEON COMPANY                                                     6.75       08/15/2007          6,252,030

                                                                                                                     13,947,067
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $291,616,507)                                                                   291,255,836
                                                                                                               ----------------

FOREIGN CORPORATE BONDS - 3.73%
       6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                          3.88       07/22/2008          5,933,994
       6,680,000  FRANCE TELECOM                                                       7.45       03/01/2006          6,779,666
       2,389,781  PREFERRED TERM SECURITIES III+/-++                                   6.59       08/07/2031          2,413,679
       7,245,000  PREFERRED TERM SECURITIES XV+/-++                                    5.00       09/26/2034          7,263,112
       8,999,999  REGIONAL DIVERSIFIED FUNDING+/-++                                    4.45       01/25/2036          9,000,000
       8,095,000  TELUS CORPORATION                                                    7.50       06/01/2007          8,508,687

TOTAL FOREIGN CORPORATE BONDS@ (COST $39,926,820)                                                                    39,899,138
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS - 0.47%
$      5,000,000  AMERICA MOVIL SA DE CV+/-                                            4.29%      04/27/2007   $      5,005,000

TOTAL FOREIGN GOVERNMENT BONDS (COST $5,023,940)                                                                      5,005,000
                                                                                                               ----------------

MUNICIPAL BONDS & NOTES - 1.47%

CALIFORNIA - 0.37%
       3,950,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (HOUSING REVENUE LOC)+/-                                             4.20       05/15/2029          3,950,000
                                                                                                               ----------------

ILLINOIS - 0.46%
       5,000,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE LOC)^                       4.14       12/01/2005          4,948,800
                                                                                                               ----------------

NEW JERSEY - 0.29%
       3,075,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)         5.43       04/13/2007          3,072,294
                                                                                                               ----------------

OHIO - 0.35%
       3,700,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)+/-                         3.35       06/01/2033          3,702,849
                                                                                                               ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $15,797,856)                                                                     15,673,943
                                                                                                               ----------------

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
          50,000  US TREASURY BILL^                                                    2.90       09/15/2005             49,941
          50,000  US TREASURY BILL^                                                    3.00       09/22/2005             49,908
         400,000  US TREASURY BILL^                                                    3.42       11/03/2005            397,683

                                                                                                                        497,532
                                                                                                               ----------------

TOTAL US TREASURY SECURITIES (COST $497,464)                                                                            497,532
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 8.58%

SHARES            SECURITY NAME                                                                                        VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
       1,999,998  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,999,998
         335,113  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                       335,114

                                                                                                                      2,335,112
                                                                                                               ----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.36%
       3,699,996  ABBEY NATIONAL TREASURY SERVICES PLC+/-                              3.65       01/13/2006          3,700,551
       1,999,998  ALLIANCE & LEICESTER PLC                                             3.27       09/19/2005          1,996,458
       2,149,998  AMERICAN EXPRESS CREDIT CORPORATION+/-                               3.74       05/16/2006          2,153,201
       3,999,996  ATOMIUM FUNDING CORPORATION                                          3.31       09/07/2005          3,997,676
         999,999  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.56       09/16/2005            998,529
       2,999,997  BANCO BILBAO VIZCAYA ARGENTARIA                                      3.70       10/31/2005          2,981,607
       3,760,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                    3.63       09/23/2005          3,752,760
         899,999  DANSKE CORPORATION                                                   3.74       11/08/2005            893,627
       1,999,998  DEXIA DELAWARE LLC                                                   3.25       09/19/2005          1,996,458
       1,999,998  DNB NOR BANK ASA                                                     3.58       09/23/2005          1,995,618
         500,000  DNB NOR BANK ASA                                                     3.63       09/26/2005            498,754
         999,999  DNB NOR BANK ASA                                                     3.63       10/05/2005            996,559
         500,000  DNB NOR BANK ASA                                                     3.89       12/23/2005            494,020
         749,999  DORADA FINANCE INCORPORATED                                          3.73       11/21/2005            743,669
       3,999,996  FIVE FINANCE INCORPORATED                                            3.45       09/29/2005          3,988,876
         500,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                       3.73       11/30/2005            495,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                   AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      5,999,994  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        3.65%      06/16/2006   $      5,999,994
      17,999,982  GOLDMAN SACHS REPURCHASE AGREEMENT
                  (MATURITY VALUE $18,001,782)                                         3.60       09/01/2005         17,999,982
       4,999,995  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.72       06/06/2006          4,999,995
         999,999  KLIO FUNDING CORPORATION                                             3.71       10/31/2005            993,869
       1,999,998  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 3.59       06/02/2006          2,001,238
       2,230,998  LEXINGTON PARKER CAPITAL CORPORATION                                 3.56       09/19/2005          2,227,049
       2,999,997  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               3.57       05/26/2006          3,000,117
         999,999  LIQUID FUNDING LIMITED                                               3.78       11/16/2005            992,079
       2,999,997  LIQUID FUNDING LIMITED+/-                                            3.51       03/03/2006          2,999,997
       1,064,999  MONT BLANC CAPITAL CORPORATION                                       3.55       09/26/2005          1,062,347
       3,999,996  MORGAN STANLEY & COMPANY                                             3.58       09/02/2005          3,999,596
         200,000  NORDEA NORTH AMERICA INCORPORATED                                    3.54       10/28/2005            198,834
       1,999,998  SEDNA FINANCE INCORPORATED                                           3.43       09/20/2005          1,996,258
       1,399,999  SWEDBANK                                                             3.64       10/07/2005          1,394,903
         742,999  THUNDER BAY FUNDING INCORPORATED                                     3.55       09/15/2005            741,981
       1,999,998  TRANSAMERICA OCCIDENTIAL LIFE INSURANCE+/-                           3.76       07/11/2006          1,999,998
       4,999,995  UNICREDITO ITALIANO+/-                                               3.80       02/28/2006          4,979,045

                                                                                                                     89,270,960
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,606,072)                                                           91,606,072
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 5.58%
      59,610,972  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       59,610,972
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $59,610,972)                                                                      59,610,972
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,185,028,344)*                                   108.74%                                               $  1,161,340,300

OTHER ASSETS AND LIABILITIES, NET                         (8.74)                                                    (93,330,458)
                                                         ------                                                ----------------
TOTAL NET ASSETS                                         100.00%                                               $  1,068,009,842
                                                         ------                                                ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $59,610,972.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Wells Fargo Funds Trust

                                          By: /s/ Karla M. Rabusch

                                              Karla M. Rabusch
                                              President

                                          By: /s/ Stacie D. DeAngelo

                                              Stacie D. DeAngelo
                                              Treasurer

Date: October 21, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          Wells Fargo Funds Trust

                                          By:

                                              Karla M. Rabusch
                                              President

                                          By:

                                              Stacie D. DeAngelo
                                              Treasurer

Date: October 21, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Equity Portfolio, Wells Fargo Advantage Wealthbuilder Growth Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Growth Balanced Portfolio, Wells Fargo Advantage Wealthbuilder Moderate Balanced Portfolio, Wells Fargo Advantage Wealthbuilder Tactical Equity Portfolio, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 21, 2005

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Wealthbuilder Conservative Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Equity Portfolio, Wells Fargo Advantage Wealthbuilder Growth Allocation Portfolio, Wells Fargo Advantage Wealthbuilder Growth Balanced Portfolio, Wells Fargo Advantage Wealthbuilder Moderate Balanced Portfolio, Wells Fargo Advantage Wealthbuilder Tactical Equity Portfolio, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 21, 2005

/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust